--------------------------------------------------------------------------------
   [GRAPHIC OMITTED]
   ABN AMRO FUNDS LOGO

                               [GRAPHIC OMITTED]
                          CONTINENT SHADOW PROFILE PIC



                                               SEMI-ANNUAL
                                               REPORT


                                                            JUNE 30, 2001
                                                            COMMON SHARE CLASS
                                                            INVESTOR SHARE CLASS

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
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders............................   3
Schedule of Investments...........................   5
Statement of Assets and Liabilities...............  36
Statement of Operations...........................  38
Statement of Changes in Net Assets................  40
Financial Highlights..............................  46
Notes to Financial Statements.....................  56






MONEY MARKET FUNDS
  Treasury Money Market Fund(US)
  Government Money Market Fund(US)
  Money Market Fund(US)
  Tax-Exempt Money Market Fund(US)

FIXED INCOME FUNDS
  Fixed Income Fund(US)
  Tax-Exempt Fixed Income Fund(US)

BALANCED FUND
  Balanced Fund(US)

EQUITY FUNDS
  Value Fund(US)
  Growth Fund(US)
  Small Cap Fund(US)
  Real Estate Fund(US)

INTERNATIONAL FUNDS
  International Equity Fund(US)
  Asian Tigers Fund(US)
  Latin America Equity Fund(US)
  Europe Equity Growth Fund(US)



--------------------------------------------------------------------------------
NOT FDIC INSURED (BULLET) NO BANK GUARANTEE (BULLET) MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V., THE ULTIMATE PARENT OF ABN AMRO ASSET MANAGEMENT (USA) LLC, THE INVESTMENT ADVISOR TO THE ABN AMRO FUNDS. ALL RIGHTS RESERVED. ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC. WHICH IS NOT AN ADVISOR AFFILIATE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

As they say in many parts of the country, "If you don't like the weather, just wait a little while. It'll change." Investors could just as easily apply this statement to the markets. Like the weather, the markets are constantly shifting and difficult to predict.

After an unprecedented stretch of sunshine, ominous clouds began to appear last year. Those clouds erupted in late 2000 and storms continued throughout the first half of 2001. Weakening economic conditions, a corporate earnings recession and the strength of the U.S. dollar all rained down on stock returns, even as bonds enjoyed sunnier skies. The Federal Reserve (the "Fed") made its best attempt to alter the forecast, cutting interest rates six times from January through June to stimulate the economy. Ultimately, the Fed lowered rates by 2.75%, dropping the Fed's key overnight target rate from 6.50% to 3.75%, its most aggressive action since 1987.

Although investors initially cheered the rate cuts by sending stock prices higher in the early months of the year, bad news on the corporate earnings front chilled the air. High energy costs, prior tech-spending excesses and the surprisingly strong U.S. dollar continued to exact a heavy toll on earnings.

As often is the case throughout history, what was bad for the stock market and the economy was good for bonds. In the first calendar quarter of the year, falling stock prices and interest rate cuts fueled demand for bonds and boosted their prices. In the second quarter, fears about the potentially stimulative effects of rate cuts muted bond returns a bit, although they ended up significantly outperforming most stock market measures during the first half of 2001.

A few of the ABN AMRO Funds provided excellent shelter from the storm. The ABN AMRO Real Estate Fund(US) (Common Class) returned 5.93% during the first six months of 2001 and was rewarded with a four-star overall rating among 4,473 domestic equity funds as of June 30, 2001 by Morningstar.* Our ABN AMRO Latin America Equity Fund's(US) (Common Class) six month return of 6.26% outpaced both its Lipper peer group average and its benchmark. And the ABN AMRO Money Market Fund(US) continued to rank very well among its Lipper peer group. Our performance for these funds for various periods ended June 30, 2001 is set forth in the chart on the following page.

Turbulence, both in weather and the markets, reinforces some age-old wisdom - "Always carry an umbrella." Amid all of the contradictory forecasts doled out by both meteorologists and financial pundits, it's often best to be prepared for anything. While no one can shield themselves completely from market downturns, a well-balanced portfolio remains an investor's best hope to stay dry.

We'll be doing our part to help you maintain a well-diversified portfolio. As the result of our merger with the Alleghany Funds family, we'll soon be offering you more investment options and expanding our range of services. More details of the merger will be forthcoming in a separate mailing. While we can't change the weather or the markets, we're dedicated to helping you ride out whatever uncertainty the markets may bring.

/S/ SIGNATURE
RANDALL C. HAMPTON


Sincerely,
Randall C. Hampton
President
ABN AMRO Funds


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                                          Average            Average Annual
                As of June 30, 2001                    One-Year       Annual Five-Year        Total Return
                                                     Total Return       Total Return         Since Inception
---------------------------------------------------------------------------------------------------------------
   Real Estate Fund(US) - Common Share Class            18.69%              N/A                    4.08%
   Real Estate Fund(US) - Investor Share Class          19.12%              N/A                   13.47%
   Latin America Equity Fund(US) - Common Class        (13.15)%            5.02%                   5.01%
                                                                                              Average Annual
                                                                                               Total Return
                                                  7-day Yield(DAGGER)  30-day Yield(DAGGER)  Since Inception
---------------------------------------------------------------------------------------------------------------
   Money Market Fund(US)** - Common Share Class          3.97%              4.15%                  4.97%
   Money Market Fund(US)** - Investor Share Class        3.61%              3.79%                  4.72%


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal value of mutual funds will vary with market conditions so that shares, when redeemed, may be worth more or less than their original cost.

The Real Estate Fund may be subject to a higher degree of market risk than diversified funds because of concentration in a specific industry sector or geographic sector. Risks also include declines in value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers.

In addition to the normal risks associated with equity and bond investing, international investing may entail the risk of capital loss due to unfavorable fluctuations in currency values, as well as economic and political instability in other nations. Regional funds may be subject to a higher degree of market risk than diversified funds because of concentration in a specific geographic sector.

*Morningstar proprietary ratings are based on historical risk-adjusted performance and may change monthly. Rates are calculated using a funds' average annual total returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of funds receive 5-stars, the next 22.5% of funds receive 4-stars. The ABN AMROReal Estate Fund (Common Class) received four stars among 4,473 domestic equity funds for the three year period ended 6/30/01. All indices mentioned are unmanaged. It is not possible to invest directly in any index.

**Performance figures reflect fee waivers. If this waiver were not in effect, the Fund's performance would have been lower. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the net asset value at $1.00 per share, it is possible to lose money by investing in this Fund.

(DAGGER)The yield quotations more closely reflect the Fund's current earnings than the total return quotation.

This report must be preceded or accompanied by a current prospectus.

Distributor: ABN AMRO Distribution Services (USA) Inc.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TREASURY MONEY MARKET FUND(US)


[GRAPHIC OMITTED-PIE CHART]

REPURCHASE AGREEMENTS AND
NET OTHER ASSETS AND LIABILITIES ........... 41.7%

U.S. TREASURY OBLIGATIONS .................. 58.3%

% OF TOTAL NET ASSETS


                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 58.3%
     U.S. Treasury Bills (A)
      3.078%, 07/05/01......................    $ 25,000       $ 24,991
      3.086%, 07/12/01......................      30,000         29,970
      3.270%, 07/19/01......................      20,000         19,967
      3.749%, 08/02/01......................      15,000         14,949
      3.296%, 10/04/01......................      25,000         24,781
      3.299%, 10/11/01......................      25,000         24,764
     U.S. Treasury Notes
      5.500%, 07/31/01......................      20,000         20,016
      5.500%, 08/31/01......................       7,000          6,990
                                                               --------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $166,428)..........................                    166,428
                                                               --------

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 41.9%
     J. P. Morgan Chase,
      3.890%, dated 06/29/01, matures
      07/02/01, repurchase price
      $39,744,165 (collateralized by
      U.S. Treasury Instruments, total
      market value: $40,527,815)............    $ 39,731       $ 39,731
     Morgan Stanley,
      3.890%, dated 06/29/01, matures
      07/02/01, repurchase price
      $55,239,733 (collateralized by
      U.S. Treasury Instruments, total
      market value: $56,942,453)............      55,222         55,222
     Warburg,
      3.890%, dated 06/29/01, matures
      07/02/01, repurchase price
      $24,673,783 (collateralized by
      U.S. Treasury Instruments, total
      market value: $25,162,048)............      24,666         24,666
                                                               --------

TOTAL REPURCHASE AGREEMENTS
   (Cost $119,619)..........................                    119,619
                                                               --------

TOTAL INVESTMENTS - 100.2%
   (Cost $286,047) .........................                    286,047
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (0.2)%...                       (587)
                                                               --------

NET ASSETS - 100.0%  .......................                   $285,460
                                                               ========


-----------------------------------------------------------------

(A) Rate noted represents the annualized discount yield at the time of purchase.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

GOVERNMENT MONEY MARKET FUND(US)

[GRAPHIC OMITTED-PIE CHART]

REPURCHASE AGREEMENTS AND
NET OTHER ASSETS AND LIABILITIES ...........48.0%

U.S. GOVERNMENT AGENCY OBLIGATIONS..........52.0%

% OF TOTAL NET ASSETS


                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.0%
     Fannie Mae
      4.625%, 10/15/01......................    $ 20,000       $ 20,051
     Fannie Mae Discount Notes (A)
      3.740%, 07/09/01......................      30,000         29,976
      3.820%, 07/09/01......................      20,000         19,983
      3.810%, 07/18/01......................      25,000         24,955
      4.150%, 07/19/01......................      30,000         29,938
      3.750%, 08/09/01......................      20,000         19,919
      3.700%, 08/09/01......................      10,805         10,761
      3.740%, 08/16/01......................      25,000         24,880
      4.850%, 08/16/01......................      10,000          9,938
     Federal Home Loan Bank Discount
      Notes (A)
      4.140%, 07/11/01......................      20,000         19,977
      4.840%, 08/30/01......................       9,343          9,268
      4.370%, 10/10/01......................      25,000         24,693
     Freddie Mac Discount Notes (A)
      4.551%, 07/05/01......................      15,000         14,992
      4.590%, 07/19/01......................      10,000          9,968
      5.249%, 09/13/01......................      10,000          9,872
     Freddie Mac Reference Bills (A)
      3.740%, 07/10/01......................      30,000         29,972
      3.630%, 08/16/01......................      32,290         32,141
      4.862%, 08/16/01......................      10,000          9,919
     Sallie Mae (B)
      3.951%, 07/03/01......................      10,000         10,002
                                                               --------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $361,205)..........................                    361,205
                                                               --------

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 48.3%
     J. P. Morgan Chase,
      4.020%, dated 06/29/01, matures
      07/02/01, repurchase price
      $130,515,890 (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $133,085,436)..................    $130,472       $130,472
     Morgan Stanley,
      4.020%, dated 06/29/01, matures
      07/02/01, repurchase price
      $136,325,182 (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $139,005,890)..................     136,280        136,280
     Warburg,
      4.020%, dated 06/29/01, matures
      07/02/01, repurchase price
      $68,838,004 (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $70,196,005)...................      68,815         68,815
                                                               --------

TOTAL REPURCHASE AGREEMENTS
   (Cost $335,567)..........................                    335,567
                                                               --------

TOTAL INVESTMENTS - 100.3%
   (Cost $696,772) .........................                    696,772
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (0.3)%...                     (2,012)
                                                               --------

NET ASSETS - 100.0%  .......................                   $694,760
                                                               ========


-----------------------------------------------------------------

(A)  Rate noted represents annualized discount yield at the time of purchase.

(B) Variable rate instrument. The rate shown reflects rate in effect on June 30, 2001.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND(US)

[GRAPHIC OMITTED - PIE CHART]

CERTIFICATES OF DEPOSIT ...................17.0%

COMMERCIAL PAPER ..........................51.0%

REPURCHASE AGREEMENTS AND
NET OTHER ASSETS AND LIABILITIES ..........32.0%

% OF TOTAL NET ASSETS


                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) - 51.0%
     American Express Credit
      3.640%, 08/16/01......................    $  7,000       $  6,968
     Associates First Capital
      3.690%, 07/26/01......................       7,000          6,982
     Blue Ridge Asset Funding (B)
      3.950%, 07/16/01......................       6,334          6,324
     CIT Group
      3.740%, 07/26/01......................       7,000          6,982
     Fountain Square Commercial
      Funding (B)
      3.850%, 07/17/01......................       5,097          5,089
     General Electric Capital
      International (B)
      4.640%, 07/10/01......................       7,000          6,992
     Goldman Sachs Group
      4.620%, 07/10/01......................       7,000          6,992
     Hertz
      3.710%, 07/11/01......................       7,000          6,992
     Household Finance
      3.750%, 07/20/01......................       7,000          6,986
     J. P.  Morgan Chase
      3.750%, 07/09/01......................       7,000          6,994
     Receivables Capital (B)
      3.780%, 07/30/01......................       7,000          6,978
     Transamerica Finance
      4.000%, 07/11/01......................       7,000          6,992
     Variable Funding (B)
      3.990%, 07/12/01......................       7,000          6,991
     Verizon Network Funding
      3.870%, 08/09/01......................       7,000          6,970
     Wells Fargo
      3.650%, 08/09/01......................       7,000          6,973
                                                               --------

TOTAL COMMERCIAL PAPER
   (Cost $102,205)..........................                    102,205
                                                               --------

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 17.0%
     Bayerische Hypo-und Vereinsbank
      4.050%, 08/16/01......................     $ 4,000       $  4,002
     Canadian Imperial Bank (NY)
      6.600%, 11/01/01......................       3,000          3,000
     Deutsche Bank (NY)
      6.980%, 07/16/01......................       5,000          5,000
      6.670%, 09/26/01......................       2,000          2,000
     First Star Bank
      4.230%, 08/23/01......................       7,000          7,000
     National Westminster Bank (NY)
      6.855%, 08/31/01......................       3,000          3,000
     Rabobank Nederland (NY)
      6.980%, 07/18/01......................       5,000          5,000
     Toronto Dominion (NY)
      6.300%, 07/12/01......................       5,000          5,000
                                                               --------

TOTAL CERTIFICATES OF DEPOSIT
   (Cost $34,002)...........................                     34,002
                                                               --------

REPURCHASE AGREEMENTS - 31.5%
     J.P. Morgan Chase,
      4.030%, dated 06/29/01, matures
      07/02/01, repurchase price
      $28,975,787 (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $29,547,907)...................      28,966         28,966
     Warburg,
      4.030%, dated 06/29/01, matures
      07/02/01, repurchase price
      $34,172,327 (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $34,845,633)...................      34,161         34,161
                                                               --------

TOTAL REPURCHASE AGREEMENTS
   (Cost $63,127)...........................                     63,127
                                                               --------

TOTAL INVESTMENTS - 99.5%
   (Cost $199,334) .........................                    199,334
                                                               --------

NET OTHER ASSETS AND LIABILITIES - 0.5%                             934
                                                               --------

NET ASSETS - 100.0%  .......................                   $200,268
                                                               ========


------------------------------------------------------------------

(A)  Rate noted represents annualized discount yield at the time of purchase.

(B) Securities exempt from registration under Rule 4(2) under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At June 30, 2001, these securities amounted to $32,373,885 or 16.2% of net assets.

(NY) New York



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TAX-EXEMPT MONEY MARKET FUND(US)

[GRAPHIC OMITTED - PIE CHART]

INVESTMENT COMPANIES ...................4.2%

MUNICIPAL BONDS .......................95.8%

% OF TOTAL NET ASSETS


                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS - 95.8%

   ALASKA - 4.7%
     Valdez Marine Terminal RB
      Exxon Pipeline Co. Project
      3.250%, 07/01/01......................    $ 20,000       $ 20,000
                                                               --------

   ARIZONA - 1.3%
     Salt River Project TECP
      2.800%, 08/09/01......................       1,000          1,000
     Tempe Excise Tax RB
      3.300%, 07/01/01 (A)..................       4,500          4,500
                                                               --------
                                                                  5,500
                                                               --------

   COLORADO - 2.0%
     Colorado Educational &
      Cultural Facilities RB,
      Naropa University Project
      2.750%, 07/07/01 (A)..................       3,200          3,200
      National Cable Television Center
      2.750%, 07/07/01 (A)..................       5,240          5,240
                                                               --------
                                                                  8,440
                                                               --------

   CONNECTICUT - 7.8%
     Connecticut State Health &
      Educational Facilities Authority
      RB, Yale University,
      Series T-1
      2.400%, 07/07/01 (A)..................       5,000          5,000
      Series T-2
      2.400%, 07/07/01 (A)..................      16,100         16,100




                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   CONNECTICUT (continued)
     Connecticut State, GO,
      Series A
      2.650%, 07/07/01 (A)..................     $10,000       $ 10,000
      Series B
      2.300%, 07/07/01 (A)..................       2,000          2,000
                                                               --------
                                                                 33,100
                                                               --------

   FLORIDA - 2.4%
     Jacksonville Electric
      Authority System TECP
      2.750%, 12/10/01......................      10,000         10,000
                                                               --------

   ILLINOIS - 1.5%
     Illinois Development Finance
      Authority RB,
      Saint Xavier University
      2.800%, 07/07/01 (A)..................         180            180
     Illinois Health Facilities
      Authority RB, Resurrection
      Health, Series A, FSA
      3.350%, 07/01/01 (A)..................       6,200          6,200
                                                               --------
                                                                  6,380
                                                               --------

   INDIANA - 2.6%
     City of Mt. Vernon, TECP
      2.750%, 08/10/01......................       1,000          1,000
     City of Sullivan, TECP
      2.700%, 07/02/01......................       6,200          6,200
     Hammond Pollution Control RB
      Amoco Oil Project
      3.300%, 07/01/01 (A)..................       4,000          4,000
                                                               --------
                                                                 11,200
                                                               --------

   IOWA - 0.8%
     Ottumwa RB,
      Ottumwa Regional Health Center
      2.750%, 07/07/01 (A)..................       3,450          3,450
                                                               --------

   KENTUCKY - 2.4%
     Kentucky Economic Development
      Finance Authority Hospital
      Facilities RB, Baptist Healthcare
      System, Series C, MBIA
      3.300%, 07/01/01 (A)..................      10,125         10,125
                                                               --------

   LOUISIANA - 3.0%
     St. Charles Parish Pollution Control RB
      Shell Oil Project, Series B
      3.200%, 07/01/01 (A)..................      12,600         12,600
                                                               --------

   MARYLAND - 1.0%
     Maryland State Health & Higher
      Education Facilities Authority RB,
      Pooled Loan Program, Series B
      2.600%, 07/07/01 (A)..................       4,100          4,100
                                                               --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS




                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   MASSACHUSETTS - 2.5%
     Massachusetts State,
      Central Artery, GO, Series B
      3.350%, 07/01/01 (A)..................    $  2,200       $  2,200
     Massachusetts State, GO, Series B
      2.600%, 07/07/01 (A)..................       1,000          1,000
     Massachusetts Water Resources
      Authority, Multi-Modal
      Subordinated General RB,
      Series A, AMBAC
      2.500%, 07/07/01 (A)..................       7,500          7,500
                                                               --------
                                                                 10,700
                                                               --------

   MINNESOTA - 9.9%
     Hennepin County, GO, Series C
      2.600%, 07/07/01 (A)..................       2,800          2,800
      2.600%, 07/07/01 (A)..................       7,640          7,640
     Minneapolis, GO,
      Series A
      2.600%, 07/07/01 (A)..................       6,150          6,150
      Series B
      2.600%, 07/07/01 (A)..................       3,545          3,545
      2.600%, 07/07/01 (A)..................       5,270          5,270
     Minnesota School Districts,
      TRAN, Series A
      4.000%, 02/12/02......................      10,000         10,041
     Owatonna Hospital RB
      Health Central System
      2.400%, 07/07/01 (A)..................       6,700          6,700
                                                               --------
                                                                 42,146
                                                               --------

   MISSOURI - 4.0%
     Missouri State Health & Educational
      Facilities Authority RB,
      The Washington University Project,
      Series A
      3.300%, 07/01/01 (A)..................      10,400         10,400
      Series B
      3.300%, 07/01/01 (A)..................       6,500          6,500
                                                               --------
                                                                 16,900
                                                               --------

   NEBRASKA - 1.2%
     Omaha Public Power District TECP
      3.100%, 08/10/01......................       5,000          5,000
                                                               --------

   NEVADA - 7.1%
     Clark County School District, GO
      Series A
      3.150%, 07/01/01 (A)..................      10,200         10,200
     Las Vegas Valley Water District TECP
      2.750%, 12/10/01......................      20,000         20,000
                                                               --------
                                                                 30,200
                                                               --------


                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------


   NEW JERSEY - 4.7%
     New Jersey Economic Development
      Authority Water Facilities RB,
      United Water New Jersey Inc.
      Project, Series A, AMBAC
      3.150%, 07/01/01 (A)..................     $20,000       $ 20,000
                                                               --------

   NEW MEXICO - 1.3%
     Hurley Pollution Control RB
      Kennecott Santa Fe Project
      3.300%, 07/01/01 (A)..................       5,300          5,300
                                                               --------

   NEW YORK - 13.7%
     New York State Dormitory
      Authority RB, Memorial Sloan-Kettering,
      Series A
      3.150%, 07/01/01 (A)..................       4,550          4,550
      Series B
      3.150%, 07/01/01 (A)..................       1,000          1,000
      Series C
      2.450%, 07/07/01 (A)..................      15,000         15,000
     New York State Energy Research &
      Development Authority Pollution
      Control RB, Niagara Mohawk
      Power Corp.,
      Series B
      3.150%, 07/01/01 (A)..................       5,000          5,000
      Series C
      3.150%, 07/01/01 (A)..................       2,900          2,900
     New York State Local Government
      Assistance RB, Series D
      2.450%, 07/07/01 (A)..................      19,650         19,650
     New York, GO, Series B, FGIC
      3.150%, 07/01/01 (A)..................       7,675          7,675
      3.150%, 07/01/01 (A)..................       2,600          2,600
                                                               --------
                                                                 58,375
                                                               --------

   NORTH CAROLINA - 4.6%
     Raleigh-Durham Airport Authority,
      American Airlines,
      Series A
      3.300%, 07/01/01 (A)..................       1,850          1,850
      Series B
      3.300%, 07/01/01 (A)..................      12,700         12,700
      3.300%, 07/01/01 (A)..................       4,900          4,900
                                                               --------
                                                                 19,450
                                                               --------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   OHIO - 3.2%
     Ohio State Air Quality
      Development Authority RB,
      Cincinnati Gas & Electric Project,
      Series B
      3.200%, 07/01/01 (A)..................    $ 13,800       $ 13,800
                                                               --------

   SOUTH DAKOTA - 2.2%
     Lower Brule Sioux Tribe, GO
      2.750%, 07/07/01 (A)..................       9,360          9,360
                                                               --------

   TEXAS - 0.8%
     Harris County, Health Facilities RB,
      Texas Medical Center Project, MBIA
      3.350%, 07/01/01......................       2,300          2,300
     Texas Higher Education Authority RB,
      Series B, FGIC
      2.800%, 07/07/01 (A)..................       1,210          1,210
                                                               --------
                                                                  3,510
                                                               --------

   VIRGINIA - 0.2%
     Peninsula Ports Authority TECP
      3.400%, 07/19/01......................       1,000          1,000
                                                               --------

   WASHINGTON - 7.3%
     Washington Health Care Facilities
      Authority RB, Fred Hutchinson
      Cancer Research Center
      3.350%, 07/01/01 (A)..................       7,220          7,220
      3.350%, 07/01/01 (A)..................       7,300          7,300
      Series 1991-A
      LOC: Morgan Guaranty
      3.350%, 07/01/01 (A)..................         650            650
      Series 1991-B
      LOC: Morgan Guaranty
      3.350%, 07/01/01 (A)..................         600            600
     Washington State, GO,
      Series VR 96B
      2.600%, 07/07/01 (A)..................      15,200         15,200
                                                               --------
                                                                 30,970
                                                               --------

   WISCONSIN - 0.2%
     State of Wisconsin TECP
      2.750%, 12/10/01......................       1,000          1,000
                                                               --------


                                               SHARES/FACE       MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   WYOMING - 3.4%
     Gillette, Pollution Control RB
      2.900%, 07/07/01 (A)..................     $ 9,600       $  9,600
     Lincoln County Pollution
      Control RB, Exxon Project
      3.250%, 07/01/01 (A)..................         500            500
     Sweetwater County Pollution
      Control RB TECP
      2.750%, 07/01/01......................       1,000          1,000
     Sweetwater County Pollution
      Control RB,
      PacifiCorp Project, Series B
      3.450%, 07/01/01 (A)..................       3,150          3,150
                                                               --------
                                                                 14,250
                                                               --------

TOTAL MUNICIPAL BONDS
   (Cost $406,856)..........................                    406,856
                                                               --------

INVESTMENT COMPANIES - 4.2%
     Dreyfus Tax-Exempt
      Cash Management Fund..................   6,511,415          6,512
     J.P.  Morgan Chase Tax Free
      Money Market Institutional Fund.......      41,037             41
     SEI Institutional Tax Free
      Money Market Fund.....................  11,132,343         11,132
                                                               --------

TOTAL INVESTMENT COMPANIES
   (Cost $17,685)...........................                     17,685
                                                               --------

TOTAL INVESTMENTS - 100.0%
   (Cost $424,541) .........................                    424,541
                                                               --------

NET OTHER ASSETS AND LIABILITIES - 0.0%.....                        154
                                                               --------

NET ASSETS - 100.0%  .......................                   $424,695
                                                               ========


-----------------------------------------------------------------

(A) Variable rate instrument. The rate shown reflects the rate in effect on June 30, 2001. The maturity date shown is the next scheduled reset date.

GO   General Obligation
RB   Revenue Bond
TECP Tax-Exempt Commercial Paper
TRAN Tax & Revenue Anticipation Note

AMBAC  Indemnity  Corporation  (AMBAC),  Financial  Guaranty  Insurance  Company
(FGIC), Financial Security Assurance,  Inc. (FSA) and MBIA Insurance Corporation
(MBIA) have provided underlying credit support for certain securities as defined within the Schedule of Investments. At June 30, 2001, these securities amounted to $27,500,000 or 6.5%, $11,485,000 or 2.7%, $6,200,000 or 1.5% and $12,425,000
or 2.9% of net assets, respectively.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND(US)

[GRAPHIC OMITTED - PIE CHART]

REPURCHASE AGREEMENT AND NET
OTHER ASSETS AND LIABILITIES............3.9%

ASSET-BACKED SECURITIES.................4.2%

FOREIGN CORPORATE NOTES AND BONDS.......2.8%

U.S. GOVERNMENT AGENCY OBLIGATIONS......8.1%

COMMERCIAL MORTGAGE-BACKED SECURITIES...3.0%

U.S. TREASURY OBLIGATIONS..............14.9%

CORPORATE NOTES AND BONDS..............29.6%

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES.............................33.5%

% OF TOTAL NET ASSETS



                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 33.5%
     Fannie Mae
      6.500%, 06/01/16, Pool #582645........    $  4,850       $  4,866
      7.000%, 07/01/16, Pool #545154........       5,800          5,902
      6.500%, 05/01/28, Pool #436779........       4,349          4,282
      7.000%, 02/01/29, Pool #323542........       1,998          2,008
      7.000%, 03/01/29, Pool #323657........       3,084          3,098
      6.500%, 06/01/29, Pool #504545........       6,763          6,659
      6.500%, 08/01/29, Pool #252645........       2,812          2,769
      8.000%, 02/01/30, Pool #535148........       3,805          3,936
      7.000%, 05/01/30, Pool #535308........       3,255          3,270
      7.500%, 05/01/30, Pool #253265........       4,505          4,600
      7.500%, 09/01/30, Pool #549826........       1,116          1,139
     Freddie Mac Gold
      7.000%, 01/01/15, Pool #E79764........       4,872          4,969
      7.500%, 09/01/30, Pool #C41497........       3,966          4,049
     Freddie Mac, REMIC, CMO,
      Series 2149, Class TF
      6.500%, 05/15/24......................       2,200          2,223
     Ginnie Mae
      7.000%, 12/15/23, Pool #366646........       2,083          2,103
      7.000%, 05/15/29, Pool #487221........       2,434          2,458
      7.000%, 01/20/30, Pool #002866........       6,064          6,099
      6.500%, 06/20/31, Pool #003095........       3,050          3,006
                                                               --------

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
   (Cost $66,335)...........................                     67,436
                                                               --------

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

CORPORATE NOTES AND BONDS - 29.6%

   BASIC MATERIALS - 0.9%
     IMC Global, Senior Notes
      7.625%, 11/01/05......................    $  2,000       $  1,718
                                                               --------

   CAPITAL GOODS - 0.7%
     Republic Services
      7.125%, 05/15/09......................       1,450          1,436
                                                               --------

   COMMUNICATION SERVICES - 4.9%
     Alltel, Senior Notes
      7.125%, 03/01/03......................       2,055          2,112
     Comcast, Senior Notes
      9.625%, 03/15/02......................       2,450          2,522
     Viacom, Senior Debentures
      7.875%, 07/30/30......................       1,500          1,580
     WorldCom
      8.250%, 05/15/31......................       1,750          1,717
     WorldCom, Senior Notes
      6.250%, 08/15/03......................       1,900          1,910
                                                               --------
                                                                  9,841
                                                               --------

   CONSUMER CYCLICALS - 3.1%
     Federated Department Stores,
      Senior Notes
      8.125%, 10/15/02......................       2,150          2,226
     Wal-Mart Stores, Senior Notes
      6.875%, 08/10/09......................       3,790          3,932
                                                               --------
                                                                  6,158
                                                               --------

   CONSUMER STAPLES - 1.1%
     Albertson's, Senior Notes
      6.950%, 08/01/09......................       1,350          1,323
     Cedant, Subordinated Notes
      3.000%, 02/15/02......................       1,000            984
                                                               --------
                                                                  2,307
                                                               --------

   ENERGY - 1.0%
     Conoco, Senior Notes
      5.900%, 04/15/04......................       2,000          2,025
                                                               --------

   FINANCE - 13.2%
     Bank One
      6.500%, 02/01/06......................       1,450          1,468
     CIT Group
      7.500%, 11/14/03......................       2,350          2,458
     Citigroup, Subordinated Notes
      7.250%, 10/01/10......................       3,800          3,953
     General Motors Acceptance
      7.500%, 07/15/05......................       3,600          3,764
     Household Finance, Senior Notes
      8.000%, 05/09/05......................       3,700          3,947
     Metropolitan Life Insurance
      6.300%, 11/01/03......................       1,245          1,271

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------



   FINANCE (continued)
     National Rural Utilities
      Cooperative Finance
      5.300%, 09/25/03......................    $  3,795       $  3,807
     Prudential Funding
      6.600%, 05/15/08......................       2,950          2,928
     Spieker Properties, REIT
      7.250%, 05/01/09......................         950            951
      7.650%, 12/15/10......................       1,900          1,947
                                                               --------
                                                                 26,494
                                                               --------

   TECHNOLOGY - 1.6%
     International Business Machines, MTN
      5.625%, 04/12/04......................       3,245          3,295
                                                               --------

   UTILITIES - 3.1%
     Long Island Lighting, Debentures
      8.200%, 03/15/23......................       2,570          2,605
     Mirant
      8.625%, 06/30/12......................       2,000          2,057
     Niagara Mohawk Power,
      Senior Notes, Series G
      7.750%, 10/01/08......................       1,650          1,682
                                                               --------
                                                                  6,344
                                                               --------

TOTAL CORPORATE NOTES AND BONDS
   (Cost $58,946)...........................                     59,618
                                                               --------

U.S. TREASURY OBLIGATIONS - 14.9%
     U.S. Treasury Bonds
      7.250%, 05/15/16......................      11,250         12,801
      6.250%, 05/15/30......................       5,000          5,302
     U.S. Treasury Notes
      6.750%, 05/15/05......................         500            532
      7.000%, 07/15/06......................       6,500          7,052
      5.750%, 08/15/10......................       4,250          4,349
                                                               --------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $29,330)...........................                     30,036
                                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
     Fannie Mae
      5.625%, 05/14/04......................       2,200          2,235
      7.000%, 07/15/05......................       4,700          4,982
      6.000%, 05/15/08......................       1,500          1,510
      6.180%, 02/19/09, MTN.................       1,635          1,616
     Federal Home Loan Bank
      6.000%, 08/15/02, Series PX02.........       2,000          2,041
     Freddie Mac
      5.000%, 01/15/04......................       1,000          1,001
      6.750%, 09/15/29......................       2,850          2,908
                                                               --------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $16,008)...........................                     16,293
                                                               --------

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - 4.2%
     Amresco Securitized Net Interest Trust,
      Series 1997-1, Class A
      7.545%, 09/26/27 (A)..................    $  1,381        $ 1,228
     HomeQ, Series 2001-I, Class AH2
      5.885%, 05/15/19......................       1,900          1,910
     IMC Home Equity Loan Trust,
      Series 1997-3, Class A5
      7.140%, 09/20/23......................       1,408          1,438
     United Air Lines,
      Series 2000-1, Class A2
      7.730%, 07/01/10......................       1,900          1,994
     WFS Financial Owner Trust,
      Series 2000-B, Class A3
      7.750%, 11/20/04......................       1,750          1,816
                                                               --------

TOTAL ASSET-BACKED SECURITIES
   (Cost $8,428)............................                      8,386
                                                               --------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
     Asset Securitization,
      Series 1995-MD4, Class A1
      7.100%, 08/13/29......................       1,924          1,984
     GMAC Commercial Mortgage Securities,
      Series 2000-C3, Class A2
      6.957%, 11/15/10......................       1,825          1,857
     Salomon Brothers Mortgage Securities VII,
      Series 2000-C2, Class A2
      7.455%, 04/18/10......................       2,055          2,155
                                                               --------

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (Cost $5,918)............................                      5,996
                                                               --------

FOREIGN CORPORATE NOTES AND BONDS - 2.8%

   ENERGY - 1.1%
     Norsk Hydro, Yankee Notes
      6.700%, 01/15/18......................       2,425          2,294
                                                               --------

   UTILITIES - 1.7%
     Korea Electric Power,
      Yankee Debentures
      6.000%, 12/01/26......................       3,440          3,443
                                                               --------

TOTAL FOREIGN CORPORATE NOTES AND BONDS
   (Cost $5,463)............................                      5,737
                                                               --------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENT - 6.2%
     J. P. Morgan Chase,
      4.020%, dated 06/29/01, matures
      07/02/01, repurchase price
      $12,607,444 (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $12,856,370)...................    $ 12,603       $ 12,603
                                                               --------

TOTAL REPURCHASE AGREEMENT
   (Cost $12,603)...........................                     12,603
                                                               --------

TOTAL INVESTMENTS - 102.3%
   (Cost $203,031) .........................                    206,105
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (2.3)%                        (4,644)
                                                               --------

NET ASSETS - 100.0%  .......................                   $201,461
                                                               ========


------------------------------------------------------------------

(A) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2001, this security amounted to $1,227,758 or 0.6% of net assets.

CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note
REIT  Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

[GRAPHIC OMITTED - PIE CHART]

TAX-EXEMPT FIXED INCOME FUND(US)

INVESTMENT COMPANIES....................2.9%

MUNICIPAL BONDS.......................102.2%

NET OTHER ASSETS AND LIABILITIES - (5.1)%

% OF TOTAL NET ASSETS



                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS - 102.2%

   ALABAMA - 4.8%
     Birmingham Industrial Water Board,
      Industrial Water Supply RB, ETM
      6.000%, 07/01/07......................    $  1,000       $  1,108
                                                               --------

   ARIZONA - 4.6%
     Phoenix Arizona Civic Improvement,
      Wastewater Systems RB, FGIC
      5.250%, 07/01/11......................       1,000          1,069
                                                               --------

   FLORIDA - 3.2%
     Palm Beach County Florida
      Health Facilities Authority Revenue
      5.500%, 10/01/11......................         750            727
                                                               --------

   IDAHO - 5.1%
     Idaho Health Facilities
      Authority RB, ETM
      6.650%, 02/15/21......................       1,000          1,181
                                                               --------

   ILLINOIS - 18.1%
     Dupage County, Jail Project, GO
      5.600%, 01/01/21......................         375            401
     Illinois Development Finance
      Authority RB,
      Lincoln Way Community, FGIC
      5.700%, 01/01/18......................       1,000          1,079
     Lake County Township High School
      District No. 113, Highland Park, GO
      8.800%, 12/01/09......................       1,000          1,307


                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   ILLINOIS (continued)
     Regional Transportation
      Authority RB, FGIC
      5.500%, 06/01/10......................      $1,000        $ 1,078
     University of Illinois RB, Auxiliary
      Facilities Systems, Series B, FGIC
      5.500%, 04/01/17......................         285            300
                                                               --------
                                                                  4,165
                                                               --------

   KANSAS - 12.0%
     Butler & Sedgwick Counties
      Unified School District No. 385,
      Andover, GO, FSA
      6.000%, 09/01/14......................       1,020          1,148
     Johnson County Kansas
      Unified School District, GO
      4.875%, 10/01/19......................       1,650          1,610
                                                               --------
                                                                  2,758
                                                               --------

   MICHIGAN - 2.2%
     Clinton Township Michigan Building
      Authority RB, AMBAC
      4.800%, 11/01/13......................         500            509
                                                               --------

   MISSISSIPPI - 4.7%
     Mississippi State Hospital Equipment &
      Facilities Authority RB, Baptist
      Medical Center Project, MBIA
      6.500%, 05/01/10......................       1,000          1,086
                                                               --------

   MISSOURI - 10.2%
     Missouri State Health & Educational
      Facilities Authority RB, BJC Health
      Systems Project, Series A, ETM
      6.750%, 05/15/10......................       2,000          2,359
                                                               --------

   NEW YORK - 4.3%
     New York State Energy Research &
      Development Authority PCR
      LOC-Toronto Dominion Bank
      Niagara Mohawk Power, Series A
      3.250%, 07/01/15 (A)..................       1,000          1,000
                                                               --------

   OHIO - 4.5%
     Montgomery County Hospital RB,
      Kettering Medical Center
      6.000%, 04/01/08......................       1,000          1,044
                                                               --------

   OKLAHOMA - 4.8%
     Tulsa Industrial Authority RB,
      St. John's Medical Center Project
      Pre-refunded 02/15/06
      6.250%, 02/15/17......................       1,000          1,104
                                                               --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------


   TENNESSEE - 4.5%
     Tennessee State, Series A, GO
      5.000%, 05/01/13......................    $  1,000       $  1,034
                                                               --------

   TEXAS - 9.0%
     Texas State, Series B, GO
      5.125%, 10/01/14......................       1,000          1,019
     Victoria County Hospital RB
      Citizens Medical Center, AMBAC
      6.250%, 01/01/16......................       1,000          1,049
                                                               --------
                                                                  2,068
                                                               --------

   WISCONSIN - 10.2%
     River Falls School District,
      Series B, GO, FGIC
      5.300%, 04/01/15......................       1,150          1,196
     Wisconsin State, Series 1, GO
      5.500%, 11/01/16......................       1,100          1,168
                                                               --------
                                                                  2,364
                                                               --------

TOTAL MUNICIPAL BONDS
   (Cost $22,352)...........................                     23,576
                                                               --------


                                               SHARES/FACE       MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

INVESTMENT COMPANIES - 2.9%
     Dreyfus Tax-Exempt Cash
      Management Fund.......................     490,493       $    490
     J.P. Morgan Chase Tax Free
      Money Market Institutional Fund.......     168,011            168
                                                               --------

TOTAL INVESTMENT COMPANIES
   (Cost $658)..............................                        658
                                                               --------

TOTAL INVESTMENTS - 105.1%
   (Cost $23,010) ..........................                     24,234
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (5.1)%                        (1,166)
                                                               --------

NET ASSETS - 100.0%  .......................                   $ 23,068
                                                               ========

-----------------------------------------------------------------

(A) Variable rate instrument. The rate shown reflects the rate in effect on June 30, 2001. The maturity date shown is the next scheduled reset date.

ETM   Escrowed to maturity
GO    General Obligation
LOC   Line of Credit
PCR   Pollution Control Revenue
RB    Revenue Bond

AMBAC  Indemnity  Corporation  (AMBAC),  Financial  Guaranty  Insurance  Company
(FGIC), Financial Security Assurance,  Inc. (FSA) and MBIA Insurance Corporation
(MBIA) have provided underlying credit support for certain securities as defined within the Schedule of Investments. At June 30, 2001, these securities amounted to $1,557,660 or 6.8%; $4,720,522 or 20.5%; $1,147,663 or 5.0% and $1,086,310 or
4.7% of net assets, respectively.


 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

[GRAPHIC OMITTED - PIE CHART]

EUROPE EQUITY GROWTH FUND(US)
INDUSTRIAL..............................5.0%

TELECOMMUNICATIONS EQUIPMENT............5.2%

ENERGY..................................7.6%

CONSUMER CYCLICALS......................9.9%

TECHNOLOGY.............................11.0%

TRANSPORTATION..........................0.6%

NET OTHER ASSETS AND LIABILITIES........0.5%

HEALTH CARE............................22.9%

CONSUMER STAPLES.......................13.8%

FINANCE................................12.0%

COMMUNICATION SERVICES.................11.5%

% OF TOTAL NET ASSETS

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS - 98.8%

   BELGIUM - 0.4%
     Melexis*...............................       5,750       $     56
                                                               --------

   DENMARK - 1.4%
     NavisionDamgaard*......................       2,250             48
     Vestas Wind Systems....................       3,760            175
                                                               --------
                                                                    223
                                                               --------

   FINLAND - 4.1%
     Elisa Communications...................       2,700             44
     Nokia..................................      24,100            546
     TietoEnator............................       1,500             33
                                                               --------
                                                                    623
                                                               --------

   FRANCE - 17.1%
     Alstom.................................       4,500            125
     Altran Technologies....................       2,050             95
     Axa....................................       9,200            262
     Bouygues Offshore......................       1,350             60
     Cap Gemini.............................       2,000            146
     Equant*................................       1,800             46
     Gemplus International*.................       8,000             24
     Hermes International...................         860            119
     InfoVista*.............................       3,750             21
     L'Oreal................................       4,825            311
     Oberthur Card Systems*.................       2,600             23
     Sanofi-Synthelabo......................       6,050            397
     Silicon-On-Insulator Technologies
      (SOITEC)*.............................       5,100             84
     STMicroelectronics.....................       6,750            234
     TotalFinaElf...........................       2,940            412
     Vivendi Universal......................       4,650            271
                                                               --------
                                                                  2,630
                                                               --------

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   GERMANY - 8.8%
     Aixtron................................       4,750       $    136
     Beiersdorf.............................       1,725            180
     ELMOS Semiconductor....................       2,400             44
     EM. TV & Merchandising*................       8,800             17
     Ergo Versicherungs Gruppe..............       1,040            151
     Fresenius Medical Care.................       1,900            134
     MLP....................................       1,850            204
     Nordex*................................       4,250             35
     QIAGEN*................................       8,900            196
     SAP....................................       1,800            248
                                                               --------
                                                                  1,345
                                                               --------

   IRELAND - 2.6%
     CRH....................................       9,305            158
     Elan*..................................       2,300            142
     Ryanair Holdings*......................       9,300             96
                                                               --------
                                                                    396
                                                               --------

   ITALY - 4.2%
     Banca Fideuram.........................       9,600             91
     Bulgari................................      14,900            156
     Mediolanum.............................      14,000            141
     Telecom Italia Mobile (T.I.M.).........      50,000            255
                                                               --------
                                                                    643
                                                               --------

   NETHERLANDS - 5.3%
     ASML Holding*..........................       6,750            151
     Getronics (A)..........................          54             --
     Gucci Group............................       1,350            111
     Koninklijke Ahold......................       8,823            276
     Koninklijke Numico.....................       3,603            138
     Libertel*..............................       7,200             64
     VNU....................................       2,100             71
                                                               --------
                                                                    811
                                                               --------

   NORWAY - 1.4%
     Tomra Systems..........................      13,500            213
                                                               --------

   PORTUGAL - 0.9%
     Portugal Telecom, Bonus Rights*........         400              3
     Portugal Telecom, Registered*..........      20,000            140
                                                               --------
                                                                    143
                                                               --------

   SPAIN - 2.5%
     Telefonica*............................      28,350            349
     Zeltia.................................       3,600             37
                                                               --------
                                                                    386
                                                               --------

   SWEDEN - 3.9%
     Ericsson LM, Class B...................      45,500            249
     Hennes & Mauritz (H&M), Class B........       8,250            141
     Skandia Forsakrings....................      18,000            165
     WM-Data, Class B.......................      15,800             47
                                                               --------
                                                                    602
                                                               --------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   SWITZERLAND - 13.2%
     Adecco.................................       3,800       $    179
     Compagnie Financiere Richemont,
      Class A...............................          38             97
     Nestle, Registered.....................       2,000            425
     Novartis, Registered...................      16,500            597
     Phonak Holdings, Registered............          39            117
     Serono, Class B........................         192            190
     Straumann, Registered..................          55             73
     Synthes-Stratec........................         220            135
     Zurich Financial Services..............         600            205
                                                               --------
                                                                  2,018
                                                               --------

   UNITED KINGDOM - 33.0%
     Amvescap...............................      10,000            174
     ARM Holdings*..........................      30,300            114
     AstraZeneca............................      10,300            480
     Autonomy*..............................       8,200             49
     BP.....................................      81,000            666
     British Sky Broadcasting*..............      10,000             96
     Capita Group...........................      27,000            176
     CMG....................................      13,000             59
     COLT Telecom Group*....................       4,000             28
     Compass Group..........................      31,500            252
     EMI Group..............................      19,200            109
     GlaxoSmithKline........................      28,750            809
     Guardian IT............................       8,000             70
     HIT Entertainment......................       8,500             44
     Logica.................................      10,000            121
     NDS Group, SP ADR*.....................       1,050             36
     Pearson................................       9,100            150
     Prudential.............................      18,873            229
     Reed International.....................      16,150            143
     Reuters Group..........................      10,900            142
     Serco Group............................      20,300            111
     Smith & Nephew.........................      19,000             98
     Standard Chartered.....................      17,500            224
     Vodafone Group.........................     310,000            687
                                                               --------
                                                                  5,067
                                                               --------

TOTAL FOREIGN COMMON STOCKS
   (Cost $18,937)...........................                     15,156
                                                               --------



                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS - 0.7%

   GERMANY - 0.7%
     Fresenius..............................       1,150       $    109
                                                               --------

TOTAL FOREIGN PREFERRED STOCKS
   (Cost $141)..............................                        109
                                                               --------

TOTAL INVESTMENTS - 99.5%
   (Cost $19,078) ..........................                     15,265
                                                               --------

NET OTHER ASSETS AND LIABILITIES  - 0.5%                             74
                                                               --------

NET ASSETS - 100.0%  .......................                   $ 15,339
                                                               ========


-----------------------------------------------------------

*      Non-income producing security

(A)    Less than $500 in market value

SP ADR Sponsored American Depositary Receipt


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

[GRAPHIC OMITTED - PIE CHART]

BALANCED FUND(US)

ASSET-BACKED SECURITIES.................1.4%

COMMERCIAL MORTGAGE-BACKED SECURITIES...1.4%

FOREIGN CORPORATE NOTES AND BONDS.......1.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS......3.3%

U.S. TREASURY OBLIGATIONS...............5.3%

CORPORATE NOTES AND BONDS..............13.1%

U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES.............14.7%

COMMON STOCKS..........................58.9%

REPURCHASE AGREEMENT AND NET
OTHER ASSETS AND LIABILITIES............0.7%

% OF TOTAL NET ASSETS


                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS - 58.9%

   BASIC MATERIALS - 1.3%
     Alcoa..................................      11,600       $    457
     Ecolab.................................      11,500            471
                                                               --------
                                                                    928
                                                               --------

   CAPITAL GOODS - 5.3%
     Emerson Electric.......................       6,300            381
     General Electric.......................      34,600          1,687
     Gentex*................................      14,000            390
     Tyco International.....................      14,000            763
     United Technologies....................       6,600            484
                                                               --------
                                                                  3,705
                                                               --------

   COMMUNICATION SERVICES - 2.0%
     Verizon Communications.................      16,800            899
     Williams Communications Group*.........       7,895             23
     WorldCom*..............................      31,300            445
     WorldCom - MCI Group*..................       1,252             20
                                                               --------
                                                                  1,387
                                                               --------

   CONSUMER CYCLICALS - 5.9%
     Ford Motor.............................      12,700            312
     Home Depot (The).......................      11,900            554
     Interpublic Group......................      10,300            302
     Lowe's.................................       6,800            493
     Service International*.................     115,500            735
     Target.................................       9,400            325
     TMP Worldwide*.........................       9,200            552
     Wal-Mart Stores........................      18,200            888
                                                               --------
                                                                  4,161
                                                               --------


                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   CONSUMER STAPLES - 5.0%
     Anheuser-Busch.........................      10,800       $    445
     AOL Time Warner*.......................      26,000          1,378
     CVS....................................       7,900            305
     Kimberly-Clark.........................       7,700            430
     McDonald's.............................      11,200            303
     Safeway*...............................       8,600            413
     SYSCO..................................       9,000            244
                                                               --------
                                                                  3,518
                                                               --------

   ENERGY - 5.6%
     Apache.................................       5,600            284
     El Paso................................       9,500            499
     EOG Resources..........................       8,000            284
     Exxon Mobil............................      13,100          1,144
     Halliburton............................      10,800            385
     Petro-Canada...........................      16,200            387
     Texaco.................................       8,200            546
     Williams...............................      13,300            438
                                                               --------
                                                                  3,967
                                                               --------

   FINANCE - 8.6%
     American Express.......................      13,500            524
     Citigroup..............................      23,100          1,221
     Household International................       7,500            500
     J.P. Morgan Chase......................      15,100            674
     Mellon Financial.......................      12,000            552
     Merrill Lynch..........................       8,900            527
     Schwab (Charles).......................      26,300            402
     State Street...........................       9,600            475
     U.S. Bancorp...........................      24,667            562
     Wells Fargo............................      13,600            631
                                                               --------
                                                                  6,068
                                                               --------

   HEALTH CARE - 8.3%
     Abbott Labs............................      10,700            514
     Amgen*.................................       5,500            334
     Cardinal Health........................       8,500            587
     Guidant*...............................       9,000            324
     Johnson & Johnson......................      14,200            710
     Merck..................................      13,500            863
     Pfizer.................................      28,400          1,137
     Schering-Plough........................      14,900            540
     Watson Pharmaceuticals*................       7,500            462
     Wellpoint Health Networks*.............       4,000            377
                                                               --------
                                                                  5,848
                                                               --------

  INSURANCE - 2.4%
     American International Group...........      13,100          1,127
     Hartford Financial Services............       7,900            540
                                                               --------
                                                                  1,667
                                                               --------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   TECHNOLOGY - 11.5%
     Acxiom*................................      13,800       $    181
     Analog Devices*........................      10,800            467
     Cisco Systems*.........................      39,700            723
     EMC*...................................      16,200            471
     Intel..................................      27,300            799
     International Business Machines........       8,400            949
     Microsoft*.............................      23,600          1,723
     Oracle*................................      26,700            507
     Palm*..................................       9,000             55
     PMC-Sierra*............................       3,200             99
     Sun Microsystems*......................      23,900            376
     Teradyne*..............................      11,700            387
     VERITAS Software*......................       8,400            559
     Vitesse Semiconductor*.................      18,300            385
     Xilinx*................................      10,600            437
                                                               --------
                                                                  8,118
                                                               --------

   TELECOMMUNICATIONS EQUIPMENT - 1.7%
     ADC Telecommunications*................      58,200            384
     Corning................................       6,000            100
     JDS Uniphase*..........................      15,700            196
     Nortel Networks........................      16,500            150
     QUALCOMM*..............................       6,800            398
                                                               --------
                                                                  1,228
                                                               --------

   UTILITIES - 1.3%
     AES*...................................      12,100            521
     Calpine*...............................      10,800            408
                                                               --------
                                                                    929
                                                               --------

TOTAL COMMON STOCKS
   (Cost $45,955)...........................                     41,524
                                                               --------

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 14.7%
     Fannie Mae
      6.500%, 06/01/16, Pool #582645........    $    725       $    727
      7.000%, 07/01/16, Pool #545154........         395            402
      6.500%, 05/01/28, Pool #436779........         546            538
      7.000%, 02/01/29, Pool #323542........         590            592
      7.000%, 03/01/29, Pool #323657........         518            521
      6.500%, 08/01/29, Pool #252645........         558            549
      7.000%, 09/01/29, Pool #252716........         433            436
      8.000%, 02/01/30, Pool #535148........         633            655
      7.500%, 05/01/30, Pool #253265........         276            282
      7.000%, 05/01/30, Pool #535308........       1,499          1,506
      8.000%, 06/01/30, Pool #535351........         264            273
     Freddie Mac Gold
      7.000%, 01/01/15, Pool #E79764........       1,096          1,118
      7.500%, 09/01/30, Pool #C41497........         721            736
     Freddie Mac, REMIC, CMO,
      Series 2149, Class TF
      6.500%, 05/15/24......................         350            354
     Ginnie Mae
      7.000%, 12/15/23, Pool #366646........         342            345
      7.000%, 01/20/30, Pool #002866........         866            871
      6.500%, 06/20/31, Pool #003095........         420            414
                                                               --------

TOTAL U.S. GOVERNMENT
   MORTGAGE-BACKED SECURITIES
   (Cost $10,100)...........................                     10,319
                                                               --------

CORPORATE NOTES AND BONDS - 13.1%

   CAPITAL GOODS - 0.3%
     Republic Services
      7.125%, 05/15/09......................         210            208
                                                               --------

   COMMUNICATION SERVICES - 2.8%
     Alltel, Senior Notes
      7.125%, 03/01/03......................         750            771
     Comcast, Senior Notes
      9.625%, 03/15/02......................         475            489
     Viacom, Senior Debentures
      7.875%, 07/30/30......................         275            290
     WorldCom
      8.250%, 05/15/31......................         250            245
     WorldCom, Senior Notes
      6.250%, 08/15/03......................         185            186
                                                               --------
                                                                  1,981
                                                               --------

   CONSUMER CYCLICALS - 1.7%
     Federated Department Stores,
      Senior Notes
      8.125%, 10/15/02......................         350            362
     Wal-Mart Stores, Senior Notes
      6.875%, 08/10/09......................         775            804
                                                               --------
                                                                  1,166
                                                               --------


 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   CONSUMER STAPLES - 0.3%
     Albertson's, Senior Notes
      6.950%, 08/01/09......................    $    215       $    211
                                                               --------

   ENERGY - 0.5%
     Conoco, Senior Notes
      5.900%, 04/15/04......................         350            354
                                                               --------

   FINANCE - 5.5%
     Bank One
      6.500%, 02/01/06......................         215            218
     CIT Group
      7.500%, 11/14/03......................         405            424
     Citigroup, Subordinated Notes
      7.250%, 10/01/10......................         675            702
     General Motors Acceptance
      7.500%, 07/15/05......................         575            601
     Household Finance, Senior Notes
      8.000%, 05/09/05......................         450            480
     Metropolitan Life Insurance
      6.300%, 11/01/03......................         175            179
     National Rural Utilities
      Cooperative Finance
      5.300%, 09/25/03......................         440            441
     Prudential Funding
      6.600%, 05/15/08......................         425            422
     Spieker Properties, REIT
      7.250%, 05/01/09......................         120            120
      7.650%, 12/15/10......................         300            307
                                                               --------
                                                                  3,894
                                                               --------

   TECHNOLOGY - 0.6%
     International Business Machines, MTN
      5.625%, 04/12/04......................         400            406
                                                               --------

   UTILITIES - 1.4%
     Long Island Lighting, Debentures
      8.200%, 03/15/23......................         400            406
     Mirant
      8.625%, 06/30/12......................         300            309
     Niagara Mohawk Power,
      Senior Notes, Series G
      7.750%, 10/01/08......................         290            296
                                                               --------
                                                                  1,011
                                                               --------

TOTAL CORPORATE NOTES AND BONDS
   (Cost $9,087)............................                      9,231
                                                               --------



                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 5.3%
     U.S. Treasury Bonds
      7.250%, 05/15/16......................    $  1,850       $  2,105
      6.250%, 05/15/30......................         575            610
     U.S. Treasury Notes
      7.000%, 07/15/06......................         900            976
                                                               --------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,584)............................                      3,691
                                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3%
     Fannie Mae
      5.625%, 05/14/04......................         425            432
      7.000%, 07/15/05......................         700            742
      6.000%, 05/15/08......................         325            327
      6.180%, 02/19/09, MTN.................         270            267
     Freddie Mac
      5.125%, 10/15/08......................         400            381
      6.750%, 09/15/29......................         200            204
                                                               --------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $2,294)............................                      2,353
                                                               --------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
     Asset Securitization,
      Series 1995-MD4, Class A1
      7.100%, 08/13/29......................         321            331
     GMAC Commercial Mortgage Securities,
      Series 2000-C3, Class A2
      6.957%, 11/15/10......................         310            315
     Salomon Brothers Mortgage Securities VII,
      Series 2000-C2, Class A2
      7.455%, 04/18/10......................         350            367
                                                               --------

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (Cost $989)..............................                      1,013
                                                               --------

ASSET-BACKED SECURITIES - 1.4%
     Amresco Securitized Net Interest Trust,
      Series 1997-1, Class A
      7.545%, 09/26/27 (A)..................         230            205
     Equivantage Home Equity Loan Trust,
      Series 1997-4, Class A2
      6.640%, 07/25/19......................          36             36
     IMC Home Equity Loan Trust,
      Series 1997-3, Class A5
      7.140%, 09/20/23......................         444            453
     United Air Lines,
      Series 2000-1, Class A2
      7.730%, 07/01/10......................         275            289
                                                               --------

TOTAL ASSET-BACKED SECURITIES
   (Cost $992)..............................                        983
                                                               --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------


FOREIGN CORPORATE NOTES AND BONDS - 1.2%

   ENERGY - 0.5%
     Norsk Hydro, Yankee Notes
      6.700%, 01/15/18......................    $    375       $    355
                                                               --------

   UTILITIES - 0.7%
     Korea Electric Power,
      Yankee Debentures
      6.000%, 12/01/26......................         515            515
                                                               --------

TOTAL FOREIGN CORPORATE NOTES AND BONDS
   (Cost $827)..............................                        870
                                                               --------

REPURCHASE AGREEMENT - 3.2%
     J.P. Morgan Chase
      4.02%, dated 6/29/01, matures
      07/02/01, repurchase price
      $2,273,768 (collateralized by
      U.S. Government Agency
      Instrument, total market
      value: $2,322,185)....................       2,273          2,273
                                                               --------

TOTAL REPURCHASE AGREEMENT
   (Cost $2,273)............................                      2,273
                                                               --------

TOTAL INVESTMENTS - 102.5%
   (Cost $76,101) ..........................                     72,257
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (2.5)%...                     (1,779)
                                                               --------

NET ASSETS - 100.0%  .......................                   $ 70,478
                                                               ========


------------------------------------------------------------------

*     Non-income producing security

(A) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2001, this security amounted to $204,626 or 0.3% of net assets.

CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note
REIT  Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

VALUE FUND(US)

[GRAPHIC OMITTED - PIE CHART]

TELECOMMUNICATIONS EQUIPMENT............1.6%

HEALTH CARE.............................2.6%

UTILITIES...............................3.2%

BASIC MATERIALS.........................4.5%

CONSUMER STAPLES.......................10.8%

TECHNOLOGY..............................5.5%

INSURANCE...............................5.9%

CONSUMER CYCLICALS......................8.3%

CAPITAL GOODS...........................9.3%

INVESTMENT COMPANY AND NET OTHER
ASSETS AND LIABILITIES..................0.1%

TRANSPORTATION..........................0.8%

FINANCE................................22.1%

ENERGY.................................15.9%

COMMUNICATION SERVICES..................9.4%

% OF TOTAL NET ASSETS

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS - 99.9%

   BASIC MATERIALS - 4.5%
     Air Products and Chemicals.............      20,400         $  933
     Alcoa..................................      26,900          1,060
     Ashland................................       6,800            273
     Bowater................................      13,100            586
     du Pont (E.I.) deNemours...............      27,600          1,331
     Eastman Chemical.......................      13,800            657
     Sherwin-Williams.......................      17,500            389
     Sigma-Aldrich..........................      11,300            436
     Westvaco...............................      31,250            759
                                                               --------
                                                                  6,424
                                                               --------

   CAPITAL GOODS - 9.3%
     Agilent Technologies*..................      15,600            507
     Allied Waste Industries*...............      45,900            857
     Boeing.................................      24,600          1,368
     Dover..................................      13,000            489
     FMC*...................................       8,900            610
     Honeywell International................      16,300            570
     Ingersoll-Rand.........................      20,900            861
     Jabil Circuit*.........................      32,800          1,012
     McDermott International*...............      36,700            428
     Minnesota Mining & Manufacturing.......       7,500            856
     Northrop Grumman.......................       4,600            368
     PerkinElmer............................      12,200            336
     Raytheon...............................      17,300            459
     Republic Services*.....................      27,700            550
     Rockwell International.................      16,000            610
     Tektronix*.............................      22,600            614
     Tyco International.....................      27,311          1,488
     United Technologies....................      16,500          1,209
                                                               --------
                                                                 13,192
                                                               --------

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   COMMUNICATION SERVICES - 9.4%
     AT&T...................................      91,587       $  2,015
     Avaya*.................................      55,300            758
     BellSouth..............................      46,800          1,885
     Comcast, Special Class A*..............      14,500            629
     Qwest Communications
      International*........................      10,300            328
     SBC Communications.....................      28,500          1,142
     Scientific-Atlanta.....................       8,400            341
     Sprint.................................      49,000          1,047
     Verizon Communications.................      75,422          4,035
     WorldCom*..............................      85,450          1,213
                                                               --------
                                                                 13,393
                                                               --------

   CONSUMER CYCLICALS - 8.3%
     Best Buy*..............................      11,400            724
     Big Lots*..............................      35,800            490
     Cendant*...............................      58,700          1,145
     Dillards, Class A......................      34,300            524
     Ford Motor.............................      65,522          1,609
     General Motors.........................      16,900          1,088
     Home Depot (The).......................      13,100            610
     Limited (The)..........................      29,300            484
     Pulte..................................      15,600            665
     Saks*..................................      33,700            324
     Sears, Roebuck.........................      24,300          1,028
     Stanley Works..........................      19,300            808
     Target.................................      27,700            958
     Tiffany................................      15,400            558
     Toys "R" Us*...........................      32,300            799
                                                               --------
                                                                 11,814
                                                               --------

   CONSUMER STAPLES - 10.8%
     Albertson's............................      37,500          1,125
     AOL Time Warner*.......................      80,700          4,277
     Clear Channel Communications*..........      19,800          1,241
     ConAgra................................      32,700            648
     Disney (Walt)..........................      74,700          2,158
     Fortune Brands.........................      22,100            848
     Fox Entertainment Group, Class A.......      27,500            767
     Gannett................................      14,500            956
     Heinz (H.J.)...........................      11,500            470
     Philip Morris..........................      29,600          1,502
     Viacom, Class B*.......................      26,400          1,366
                                                               --------
                                                                 15,358
                                                               --------

   ENERGY - 15.9%
     Amerada Hess...........................      14,300          1,155
     Anadarko Petroleum.....................      11,400            616
     Chevron................................      11,900          1,077
     Conoco, Class B........................      27,400            792
     Devon Energy...........................      12,400            651
     Dynegy, Class A........................      17,400            809
     El Paso................................      12,127            637
     Enron..................................      14,300            701
     Exxon Mobil............................      77,539          6,773
     Helmerich & Payne......................      14,500            447
     Kerr-McGee.............................      10,000            663



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------


   ENERGY (continued)
     Noble Drilling*........................      16,100         $  527
     ONEOK..................................      14,400            284
     Progress Energy........................       9,100            409
     Rowan*.................................      26,700            590
     Royal Dutch Petroleum, ADR.............      54,150          3,155
     Texaco.................................      33,650          2,241
     Tosco..................................      12,400            546
     USX-Marathon Group.....................      18,300            540
                                                               --------
                                                                 22,613
                                                               --------

   FINANCE - 22.1%
     Bank of America........................      21,300          1,279
     Bank One...............................      22,600            809
     Charter One Financial..................      13,600            434
     Citigroup..............................     118,566          6,265
     Comerica...............................      14,350            827
     Fannie Mae.............................      17,400          1,482
     First Union............................      32,500          1,136
     FleetBoston Financial..................      33,400          1,318
     Freddie Mac............................      23,400          1,638
     Golden West Financial..................      11,900            764
     Household International................      20,700          1,381
     Huntington Bancshares..................      49,000            801
     J.P. Morgan Chase......................      42,160          1,880
     Keycorp................................      23,700            617
     Lehman Brothers Holdings...............      12,400            964
     Merrill Lynch..........................      28,300          1,677
     Morgan Stanley Dean Witter.............      14,700            944
     North Fork Bancorporation..............      22,500            697
     Regions Financial......................      24,400            781
     SouthTrust.............................      31,700            827
     U.S. Bancorp...........................      63,500          1,447
     Union Planters.........................      21,700            946
     Wells Fargo............................      52,600          2,442
                                                               --------
                                                                 31,356
                                                               --------

   HEALTH CARE - 2.6%
     Humana*................................      55,300            545
     King Pharmaceuticals*..................      18,100            973
     Tenet Healthcare*......................      19,200            991
     Watson Pharmaceuticals*................       9,300            573
     Wellpoint Health Networks*.............       6,000            565
                                                               --------
                                                                  3,647
                                                               --------

   INSURANCE - 5.9%
     Allstate...............................      26,950          1,186
     Ambac Financial Group..................      13,450            783
     American International Group...........      30,000          2,580
     CIGNA..................................      12,900          1,236
     Cincinnati Financial...................      13,100            517
     CNA Financial*.........................      22,800            899
     Torchmark..............................      29,500          1,186
                                                               --------
                                                                  8,387
                                                               --------

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   TECHNOLOGY - 5.5%
     Advanced Micro Devices*................      45,300        $ 1,308
     Compaq Computer........................      55,000            852
     Computer Associates International......      15,100            544
     Hewlett-Packard........................      57,700          1,650
     LSI Logic*.............................      31,600            594
     Micron Technology*.....................      20,000            822
     Teradyne*..............................      12,500            414
     Texas Instruments......................      28,500            898
     Unisys*................................      46,700            687
                                                               --------
                                                                  7,769
                                                               --------

   TELECOMMUNICATIONS EQUIPMENT - 1.6%
     Andrew*................................      18,500            341
     Corning................................      25,000            418
     JDS Uniphase*..........................      32,800            410
     Lucent Technologies....................      44,900            278
     Motorola...............................      26,700            442
     Nortel Networks........................      49,700            452
                                                               --------
                                                                  2,341
                                                               --------

   TRANSPORTATION - 0.8%
     Canadian Pacific.......................      15,700            608
     Teekay Shipping........................      11,900            476
                                                               --------
                                                                  1,084
                                                               --------

   UTILITIES - 3.2%
     American Electric Power................      22,800          1,053
     Constellation Energy Group.............       8,000            341
     Dominion Resources.....................       5,700            343
     Entergy................................      12,000            461
     Mirant*................................      11,484            395
     Pinnacle West Capital..................      13,700            649
     Reliant Energy.........................      15,400            496
     Sempra Energy..........................      31,600            864
                                                               --------
                                                                  4,602
                                                               --------

TOTAL COMMON STOCKS
   (Cost $141,145)..........................                    141,980
                                                               --------

INVESTMENT COMPANY - 2.0%
     J.P. Morgan Chase Institutional
      Federal Money Market Fund.............   2,931,077          2,931
                                                               --------

TOTAL INVESTMENT COMPANY
   (Cost $2,931)............................                      2,931
                                                               --------

TOTAL INVESTMENTS - 101.9%
   (Cost $144,076) .........................                    144,911
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (1.9)%...                     (2,768)
                                                               --------

NET ASSETS - 100.0%  .......................                   $142,143
                                                               ========



------------------------------------------------------------
*        Non-income producing security
ADR      American Depositary Receipt



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

[GRAPHIC OMITTED - PIE CHART]

GROWTH FUND(US)

INSURANCE...............................3.3%

UTILITIES...............................4.7%

ENERGY..................................5.5%

CONSUMER CYCLICALS.....................11.8%

HEALTH CARE............................10.0%

REPURCHASE AGREEMENT AND NET OTHER
ASSETS AND LIABILITIES..................6.7%

CAPITAL GOODS...........................7.8%

CONSUMER STAPLES........................9.2%

COMMUNICATION SERVICES..................2.0%

TELECOMMUNICATIONS EQUIPMENT............2.0%

BASIC MATERIALS.........................1.0%

TECHNOLOGY.............................18.7%

FINANCE................................17.3%

% OF TOTAL NET ASSETS



                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS - 93.3%

   BASIC MATERIALS - 1.0%
     Alcoa..................................      52,500       $  2,115
                                                               --------

   CAPITAL GOODS - 7.8%
     General Electric.......................     251,900         12,280
     Tyco International.....................      77,800          4,240
                                                               --------
                                                                 16,520
                                                               --------

   COMMUNICATION SERVICES - 2.0%
     Qwest Communications International*....      74,500          2,374
     WorldCom*..............................     127,000          1,803
                                                               --------
                                                                  4,177
                                                               --------

   CONSUMER CYCLICALS - 11.8%
     Harley-Davidson........................     120,200          5,659
     Home Depot (The).......................      47,500          2,211
     Interpublic Group......................     145,000          4,256
     Lowe's.................................      34,800          2,525
     Marriott International, Class A........      63,800          3,020
     Target.................................     116,300          4,024
     Wal-Mart Stores........................      63,900          3,118
                                                               --------
                                                                 24,813
                                                               --------

   CONSUMER STAPLES - 9.2%
     AOL Time Warner*.......................      86,400          4,579
     Colgate-Palmolive......................     105,400          6,218
     Safeway*...............................      98,100          4,709
     Viacom, Class B*.......................      72,700          3,762
                                                               --------
                                                                 19,268
                                                               --------

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------


   ENERGY - 5.5%
     Apache.................................      58,700       $  2,979
     Exxon Mobil............................      63,750          5,569
     Schlumberger...........................      58,600          3,085
                                                               --------
                                                                 11,633
                                                               --------

   FINANCE - 17.3%
     Citigroup..............................     198,066         10,466
     Fannie Mae.............................      32,500          2,767
     First Union............................      65,000          2,271
     J.P. Morgan Chase......................     138,100          6,159
     Lehman Brothers Holdings...............      29,400          2,286
     Morgan Stanley Dean Witter.............      60,600          3,892
     State Street...........................      78,000          3,860
     Wells Fargo............................     103,100          4,787
                                                               --------
                                                                 36,488
                                                               --------

   HEALTH CARE - 10.0%
     Elan, SP ADR*..........................      51,600          3,148
     Guidant*...............................      90,400          3,254
     Johnson & Johnson......................      63,000          3,150
     Merck..................................      38,900          2,486
     Pfizer.................................     161,000          6,448
     Schering-Plough........................      71,700          2,598
                                                               --------
                                                                 21,084
                                                               --------

   INSURANCE - 3.3%
     American International Group...........      80,655          6,936
                                                               --------

   TECHNOLOGY - 18.7%
     Check Point Software Technologies*.....      29,500          1,492
     Cisco Systems*.........................     320,000          5,824
     Concord EFS*...........................      65,075          3,385
     EMC*...................................     177,700          5,162
     Gentex*................................      94,825          2,643
     Intel..................................      57,100          1,670
     Mercury Interactive*...................      90,800          5,439
     Sun Microsystems*......................     316,200          4,971
     VERITAS Software*......................      35,300          2,349
     Vitesse Semiconductor*.................     143,200          3,013
     Xilinx*................................      86,000          3,547
                                                               --------
                                                                 39,495
                                                               --------

   TELECOMMUNICATIONS EQUIPMENT - 2.0%
     JDS Uniphase*..........................     135,800          1,698
     QUALCOMM*..............................      42,600          2,491
                                                               --------
                                                                  4,189
                                                               --------

   UTILITIES - 4.7%
     Calpine*...............................     111,300          4,207
     Duke Energy............................      62,200          2,426
     Dynegy, Class A........................      70,700          3,288
                                                               --------
                                                                  9,921
                                                               --------

TOTAL COMMON STOCKS
   (Cost $185,298)..........................                    196,639
                                                               --------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENT - 8.3%
     J.P. Morgan Chase
      4.02%, dated 6/29/01, matures
      07/02/01, repurchase price
      $17,476,910 (collateralized by
      U.S. Government Agency
      Instrument, total market
      value: $17,823,265)...................    $ 17,471       $ 17,471
                                                               --------

REPURCHASE AGREEMENT
   (Cost $17,471)...........................                     17,471
                                                               --------

TOTAL INVESTMENTS - 101.6%
   (Cost $202,769) .........................                    214,110
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (1.6)%...                     (3,272)
                                                               --------

NET ASSETS - 100.0%  .......................                   $210,838
                                                               ========


-------------------------------------------------------------------
*         Non-income producing security
SP ADR    Sponsored American Depositary Receipt



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

[GRAPHIC OMITTED - PIE CHART]

INTERNATIONAL EQUITY FUND(US)

TELECOMMUNICATIONS EQUIPMENT............2.6%

CONSUMER CYCLICALS......................5.5%

INDUSTRIAL..............................6.9%

ENERGY..................................8.8%

TECHNOLOGY..............................9.0%

COMMUNICATION SERVICES.................10.5%

DIVERSIFIED.............................2.0%

BASIC MATERIALS.........................1.2%

CONSUMER STAPLES.......................17.4%

BANKS..................................15.5%

FINANCIAL SERVICES.....................13.4%

HEALTH CARE............................11.4%

NET OTHER ASSETS AND LIABILITIES - (4.2)%

% OF TOTAL NET ASSETS


                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS - 102.4%

   AUSTRALIA - 1.9%
     Brambles Industries....................      31,300         $  763
     Commonwealth Bank of Australia.........      64,279          1,115
                                                               --------
                                                                  1,878
                                                               --------

   CHINA - 4.9%
     HSBC Holdings..........................     242,419          2,867
     Hutchison Whampoa......................     195,000          1,969
                                                               --------
                                                                  4,836
                                                               --------

   FINLAND - 1.7%
     Nokia..................................      76,000          1,722
                                                               --------

   FRANCE - 12.6%
     Adecco.................................      24,000          1,109
     Aventis................................      22,000          1,756
     Axa....................................      57,200          1,629
     Cap Gemini.............................      10,000            728
     Equant*................................      24,000            613
     France Telecom, WTS*
      (expires 06/24/04)....................      24,000             --
     L'Oreal................................      22,600          1,459
     Sanofi-Synthelabo......................      18,012          1,182
     STMicroelectronics.....................      24,100            837
     TotalFinaElf...........................      22,741          3,184
                                                               --------
                                                                 12,497
                                                               --------

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   GERMANY - 6.5%
     Allianz................................       3,900       $  1,145
     Beiersdorf.............................       6,500            680
     Deutsche Bank..........................      26,077          1,863
     SAP....................................      10,400          1,434
     Siemens................................      22,050          1,337
                                                               --------
                                                                  6,459
                                                               --------

   IRELAND - 3.7%
     Allied Irish Banks.....................      98,729          1,103
     CRH....................................     115,125          1,949
     Elan*..................................      11,000            680
                                                               --------
                                                                  3,732
                                                               --------

   ITALY - 2.2%
     Mediolanum.............................     160,000          1,612
     San Paolo - IMI*.......................      44,000            555
                                                               --------
                                                                  2,167
                                                               --------

   JAPAN - 16.7%
     Canon..................................      28,000          1,132
     Fujitsu................................      95,000            998
     Kao....................................      89,000          2,212
     Matsushita Electric Industrial.........     107,000          1,675
     NEC....................................      79,000          1,067
     Nippon Foundry*........................          92            612
     Nippon Telegraph & Telephone...........         174            907
     NTT DoCoMo.............................         139          2,419
     Rohm...................................       7,600          1,179
     Secom..................................      18,000          1,005
     Sony...................................      35,000          2,301
     Takeda Chemical Industries.............      10,000            465
     Toshiba................................     109,000            576
                                                               --------
                                                                 16,548
                                                               --------

   NETHERLANDS - 11.5%
     Akzo Nobel.............................      28,600          1,211
     ASML Holding*..........................      29,000            650
     Fortis.................................      67,927          1,652
     Gucci Group............................       7,600            626
     ING Groep*.............................      56,157          3,670
     Koninklijke Ahold......................      52,390          1,641
     Koninklijke (Royal)
      Philips Electronics...................      34,800            922
     VNU....................................      29,913          1,013
                                                               --------
                                                                 11,385
                                                               --------

   NEW ZEALAND - 1.1%
     Telecom of New Zealand.................     472,161          1,068
                                                               --------

   PORTUGAL - 1.1%
     Portugal Telecom, Bonus Rights*........     157,000             21
     Portugal Telecom, Registered*..........     157,000          1,095
                                                               --------
                                                                  1,116
                                                               --------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------



   SPAIN - 3.7%
     Banco Bilbao Vizcaya...................     192,000       $  2,484
     Telefonica*............................      97,131          1,197
                                                               --------
                                                                  3,681
                                                               --------

   SWEDEN - 1.5%
     Ericsson LM, Class B...................     150,000            820
     Skandia Forsakrings....................      72,000            661
                                                               --------
                                                                  1,481
                                                               --------

   SWITZERLAND - 6.7%
     Credit Suisse, Registered..............      15,600          2,565
     Nestle, Registered.....................       8,370          1,779
     Novartis, Registered...................      63,360          2,293
                                                               --------
                                                                  6,637
                                                               --------

   UNITED KINGDOM - 26.6%
     AstraZeneca............................      23,000          1,072
     BP.....................................     235,870          1,939
     Cable & Wireless.......................      95,643            563
     CGNU...................................      40,000            553
     Diageo.................................     198,821          2,181
     GlaxoSmithKline........................     106,167          2,986
     Logica.................................      66,300            805
     Pearson................................     141,305          2,329
     Prudential.............................     192,678          2,333
     Rentokil Initial.......................     402,500          1,364
     Reuters Group..........................      58,200            756
     Shell Transport & Trading..............     432,318          3,593
     Standard Chartered.....................     219,072          2,807
     Vodafone Group.........................   1,444,221          3,199
                                                               --------
                                                                 26,480
                                                               --------

TOTAL FOREIGN COMMON STOCKS
   (Cost $104,062)..........................                    101,687
                                                               --------


                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------


FOREIGN PREFERRED STOCKS - 1.8%

   GERMANY - 1.8%
     Fresenius..............................       9,600       $    906
     Porsche................................       2,480            855
                                                               --------
                                                                  1,761
                                                               --------

TOTAL FOREIGN PREFERRED STOCKS
   (Cost $1,898)............................                      1,761
                                                               --------

TOTAL INVESTMENTS - 104.2%
   (Cost $105,960) .........................                    103,448
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (4.2)%...                     (4,128)
                                                               --------

NET ASSETS - 100.0%  .......................                   $ 99,320
                                                               ========



-----------------------------------------------------------------
*        Non-income producing security
WTS      Warrants



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

[GRAPHIC OMITTED - PIE CHART]

SMALL CAP FUND(US)

ENERGY..................................3.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND
NET OTHER ASSETS AND LIABILITIES........4.0%

TELECOMMUNICATIONS EQUIPMENT............4.1%

INSURANCE...............................8.0%

CAPITAL GOODS...........................8.4%

HEALTH CARE.............................8.6%

BASIC MATERIALS.........................3.0%

TRANSPORTATION..........................2.0%

UTILITIES...............................1.0%

CONSUMER CYCLICALS.....................23.6%

FINANCE................................12.8%

TECHNOLOGY.............................12.5%

CONSUMER STAPLES........................8.7%

% OF TOTAL NET ASSETS



                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS - 96.0%

   BASIC MATERIALS - 3.0%
     Agrium.................................      29,100       $    291
     Allegheny Technologies.................      17,700            320
     Cytec Industries*......................       9,000            342
     Freeport-McMoRan Copper & Gold,
      Class B*..............................      16,200            179
     Fuller (H.B.)..........................       5,200            259
     Mueller Industries*....................       4,900            161
     OM Group...............................       8,700            489
     Timken.................................      11,200            190
                                                               --------
                                                                  2,231
                                                               --------

   CAPITAL GOODS - 8.4%
     Ball...................................       7,000            333
     Cummins Engine.........................       6,400            248
     Dycom Industries*......................      10,450            240
     Federal Signal.........................      27,000            634
     Granite Construction...................      11,900            302
     Griffon*...............................      51,100            562
     Jacobs Engineering Group*..............      13,600            887
     Kaydon.................................      14,900            382
     Maverick Tube*.........................      14,200            241
     Mettler-Toledo International*..........      20,800            900
     MSC Industrial Direct*.................      12,800            223
     Pactiv*................................      35,500            476
     Sensormatic Electronics*...............      16,900            287
     Smith (A.O.)...........................      14,400            258
     Terex*.................................      14,600            310
                                                               --------
                                                                  6,283
                                                               --------



                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   CONSUMER CYCLICALS - 23.6%
     Abercrombie & Fitch*...................       7,300         $  325
     American Eagle Outfitters*.............      15,750            555
     Barnes & Noble*........................      21,300            838
     BISYS Group*...........................      14,100            832
     Borg-Warner Automotive.................       5,800            288
     Bright Horizon Family Solutions*.......      13,400            421
     Coach..................................      14,400            548
     Corporate Executives Board*............      20,100            844
     Cost Plus*.............................      21,100            633
     D.R. Horton............................      26,673            605
     Dollar Tree Stores*....................      26,650            742
     Duane Reade*...........................      15,000            487
     Ethan Allen Interiors..................       5,900            192
     Extended Stay America*.................      33,500            502
     Four Seasons Hotels....................       4,300            238
     Freds..................................      12,150            311
     Furniture Brands International*........      15,100            423
     Getty Images*..........................      26,100            685
     Gymboree*..............................      40,700            346
     Hispanic Broadcasting*.................       5,900            169
     Interpublic Group......................      13,908            408
     KB HOME................................      31,100            938
     La-Z-Boy...............................       9,400            174
     Lear*..................................       7,600            265
     Linens 'n Things*......................       9,500            260
     Phillips-Van Heusen....................      21,400            308
     Plexus*................................      10,200            337
     Pulte..................................       9,400            401
     Quiksilver*............................      20,700            517
     Radio One*.............................      18,900            435
     Resources Connection*..................       5,200            134
     Tech Data*.............................       5,400            180
     Too*...................................      17,200            471
     Tweeter Home Entertainment Group*......      16,600            586
     Watson Wyatt and Co. Holdings*.........      10,600            248
     West*..................................      26,700            588
     Westwood One*..........................      12,100            446
     Wolverine World Wide...................      34,800            622
     Zale*..................................      12,300            415
                                                               --------
                                                                 17,717
                                                               --------

   CONSUMER STAPLES - 8.7%
     American Italian Pasta, Class A*.......      12,600            585
     Belo (A.H.), Class A...................      18,600            350
     California Pizza Kitchen*..............       6,100            142
     CEC Entertainment*.....................      27,700          1,367
     Cheesecake Factory (The)*..............      23,950            678
     Constellation Brands, Class A*.........      18,800            771
     Krispy Kreme Doughnuts*................      18,300            732
     Mediacom Communications*...............      31,800            445
     RARE Hospitality International*........       7,600            172
     Ruby Tuesday...........................      23,100            395
     Sonic*.................................      29,050            922
                                                               --------
                                                                  6,559
                                                               --------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   ENERGY - 3.3%
     Helmerich & Payne......................      16,700       $    515
     Marine Drilling*.......................      16,000            306
     Ocean Energy...........................      34,900            609
     OSCA*..................................       7,700            160
     Tidewater..............................      12,900            486
     Westport Resources*....................      17,800            374
                                                               --------
                                                                  2,450
                                                               --------

   FINANCE - 12.8%
     Associated Banc........................      15,330            552
     Cabot Industrial Trust, REIT...........      33,200            697
     Colonial BancGroup.....................      46,700            672
     Commercial Federal.....................      14,100            326
     Compass Bancshares.....................      20,500            543
     Cullen/Frost Bankers...................      29,800          1,009
     Dime Bancorp...........................      19,100            711
     Doral Financial........................      14,000            480
     East West Bancorp......................      12,800            346
     Financial Federal*.....................      16,100            466
     Gatx...................................       5,200            209
     Hudson United Bancorp..................       9,110            232
     Pan Pacific Retail Properties, REIT....      30,700            798
     Prentiss Properties Trust, REIT........      20,500            539
     RenaissanceRe Holdings Ltd.............       7,600            563
     Riggs National.........................      18,600            316
     Valley National Bancorp................      10,715            304
     Webster Financial......................      15,000            492
     Westamerica Bancorporation.............       8,700            341
                                                               --------
                                                                  9,596
                                                               --------

   HEALTH CARE - 8.6%
     Axcelis Technologies...................      17,900            265
     Beverly Enterprises*...................      23,500            251
     Charles River Laboratories
      International*........................       4,100            142
     CIMA Labs*.............................      12,600            989
     Community Health Care *................      15,700            463
     Cooper Cos. (The)......................      10,700            550
     Cubist Pharmaceuticals*................      11,200            426
     Esperion Therapeutics*.................      32,300            347
     Exelixis*..............................      16,100            305
     Inhale Therapeutic Systems*............      16,600            382
     Inspire Pharmaceuticals*...............      20,400            286
     Invacare...............................      12,400            479
     Neurocrine Biosciences*................      18,800            752
     Trimeris*..............................      15,800            791
                                                               --------
                                                                  6,428
                                                               --------

   INSURANCE - 8.0%
     Everest Reinsurance Holdings...........      26,300          1,967
     Markel.................................       2,200            432
     PartnerRe, Ltd.........................      28,600          1,584
     Presidential Life......................      29,100            652
     Radian Group...........................      27,600          1,116
     Reinsurance Group of America...........       7,300            277
                                                               --------
                                                                  6,028
                                                               --------

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------


   TECHNOLOGY - 12.5%
     CoorsTek*..............................       7,000       $    262
     Entegris*..............................       4,100             47
     eSPEED, Class A*.......................      25,000            550
     Extensity*.............................       6,700             68
     Henry (Jack) & Associates..............      48,400          1,500
     IDEXX Laboratories*....................      14,200            442
     International Rectifier*...............       7,800            266
     Manugistics Group*.....................       8,400            211
     Mercury Computer Systems*..............      14,800            733
     Micrel*................................      21,100            696
     Nanometrics*...........................       9,500            261
     NETIQ*.................................       9,700            304
     Network Appliance*.....................      14,000            192
     Parametric Technology*.................      27,700            388
     Peregrine Systems*.....................      27,800            806
     Photon Dynamics........................       7,000            189
     Photronics*............................       8,500            218
     Take-Two Interactive Software*.........      19,500            362
     TranSwitch*............................      26,900            296
     Varian Semiconductor
      Equipment Associates*.................       5,300            223
     Veeco Instruments*.....................       5,300            211
     VERITAS Software*......................       7,160            476
     WebEx Communications* (A)..............      19,700            525
     WebEx Communications* (A)..............       7,000            143
                                                               --------
                                                                  9,369
                                                               --------

   TELECOMMUNICATIONS EQUIPMENT - 4.1%
     ADTRAN*................................       7,400            152
     Advanced Fibre Communications*.........      29,800            615
     Applied Micro Circuits*................      16,700            287
     Finisar*...............................      24,900            465
     Leap Wireless International*...........       6,800            206
     SBA Communications*....................      18,600            460
     Tekelec*...............................      26,600            721
     Western Multiplex, Class A*............      21,900            150
                                                               --------
                                                                  3,056
                                                               --------

   TRANSPORTATION - 2.0%
     Alexander & Baldwin....................      18,000            463
     Arkansas Best*.........................      11,500            265
     Landstar System*.......................       3,800            258
     Roadway................................      10,300            245
     USFreightways..........................       8,200            242
                                                               --------
                                                                  1,473
                                                               --------

   UTILITIES - 1.0%
     California Water Service Group.........       8,200            210
     Nicor..................................       5,400            210
     NUI....................................      14,400            332
                                                               --------
                                                                    752
                                                               --------

TOTAL COMMON STOCKS
   (Cost $61,739)...........................                     71,942
                                                               --------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


                                                 FACE           MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (B)  - 4.6%
     Freddie Mae Discount Notes
      3.870%, 07/03/01......................    $  1,390       $  1,390
      3.900%, 07/03/01......................       1,030          1,030
     Fannie Mae Discount Notes
      3.717%, 07/18/01......................         260            260
      3.560%, 09/13/01......................         345            342
      3.569%, 09/13/01......................         430            427
                                                               --------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $3,449)............................                      3,449
                                                               --------

TOTAL INVESTMENTS - 100.6%
   (Cost $65,188) ..........................                     75,391
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (0.6)%...                       (444)
                                                               --------

NET ASSETS - 100.0%  .......................                   $ 74,947
                                                               ========



-----------------------------------------------------------------

*     Non-income producing security

(A) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2001, these securities amounted to $668,097 or 0.9% of net assets.

(B)   Rate noted represents annualized discount yield at the time of purchase.

REIT     Real Estate Investment Trust



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

REAL ESTATE FUND(US)

[GRAPHIC OMITTED - PIE CHART]

HOTELS..................................4.9%

REPURCHASE AGREEMENT AND NET  OTHER
ASSETS AND LIABILITIES..................1.6%

DIVERSIFIED.............................6.3%

SELF-STORAGE............................1.4%

INDUSTRIAL.............................12.8%

OFFICE PROPERTIES......................28.9%

RETAIL.................................19.1%

RESIDENTIAL............................25.0%

% OF TOTAL NET ASSETS


                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS - 98.4%

   DIVERSIFIED - 6.3%
     Catellus Development*..................      18,300       $    319
     Colonial Properties Trust..............       6,100            188
     Vornado Realty Trust...................      16,300            636
                                                               --------
                                                                  1,143
                                                               --------

   HOTELS - 4.9%
     Host Marriott..........................      24,700            309
     Orient Express Hotels..................       4,400             97
     Starwood Hotels & Resorts Worldwide....      12,900            481
                                                               --------
                                                                    887
                                                               --------

   INDUSTRIAL - 12.8%
     AMB Property...........................      18,085            466
     CenterPoint Properties.................      11,800            592
     Duke-Weeks Realty......................      31,580            785
     ProLogis Trust.........................      21,600            491
                                                               --------
                                                                  2,334
                                                               --------

   OFFICE PROPERTIES - 28.9%
     Alexandria Real Estate Equities........      11,675            465
     Boston Properties......................      22,185            907
     Brookfield Properties..................       9,700            185
     Cousins Properties.....................      14,750            396
     Equity Office Properties Trust.........      51,410          1,626
     Reckson Associates Realty..............      18,700            430
     SL Green Realty........................       6,100            185
     Spieker Properties.....................      18,300          1,097
                                                               --------
                                                                  5,291
                                                               --------



                                               SHARES/FACE       MARKET
DESCRIPTION                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------


   RESIDENTIAL - 25.0%
     Apartment Investment & Management......      10,985       $    529
     Archstone Communities Trust............      35,200            907
     AvalonBay Communities..................      20,524            960
     BRE Properties, Class A................      22,990            697
     Equity Residential Properties Trust....      21,800          1,233
     Manufactured Home Communities..........       8,800            247
                                                               --------
                                                                  4,573
                                                               --------

   RETAIL - 19.1%
     CBL & Associates Properties............      10,900            335
     General Growth Properties..............      13,100            516
     Kimco Realty...........................      16,300            772
     Mills..................................      17,425            429
     Pan Pacific Retail Properties..........      20,300            528
     Simon Property Group...................      17,000            509
     Weingarten Realty Investors............       9,300            408
                                                               --------
                                                                  3,497
                                                               --------

   SELF-STORAGE - 1.4%
     Shurgard Storage Centers...............       8,100            253
                                                               --------

TOTAL COMMON STOCKS
   (Cost $15,761)...........................                     17,978
                                                               --------

REPURCHASE AGREEMENT - 1.6%
     Morgan Stanley,
      3.500%, dated 6/29/01, matures
      07/02/01, repurchase price
      $295,323 (collateralized by
      U.S. Government Agency
      Instrument, total market
      value: $295,237)......................    $    295            295
                                                               --------

TOTAL REPURCHASE AGREEMENT
   (Cost $295)..............................                        295
                                                               --------

TOTAL INVESTMENTS - 100.0%
   (Cost $16,056) ..........................                     18,273
                                                               --------

NET OTHER ASSETS AND LIABILITIES - 0.0%.....                          7
                                                               --------

NET ASSETS - 100.0%  .......................                   $ 18,280
                                                               ========



------------------------------------------------------------------
*        Non-income producing security





    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

ASIAN TIGERS FUND(US)

[GRAPHIC OMITTED - PIE CHART]

CONSUMER STAPLES........................2.1%

CONSUMER CYCLICALS......................3.0%

TRANSPORTATION..........................4.6%

BANKS..................................13.7%

BASIC MATERIALS.........................5.5%

UTILITIES...............................5.6%

INDUSTRIAL.............................11.9%

NET OTHER ASSETS & LIABILITIES..........7.8%

HEALTH CARE.............................2.1%

COMMUNICATION SERVICES.................11.7%

DIVERSIFIED.............................8.4%

FINANCIAL  SERVICES....................11.2%

TECHNOLOGY.............................11.0%

ENERGY..................................1.4%

% OF TOTAL NET ASSETS


                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS - 92.2%

   CHINA - 33.6%
     Amoy Properties........................     150,000       $    172
     Beijing Datang Power Generation,
      Class H...............................     196,000             67
     Cathay Pacific Airways.................      60,000             81
     Cheung Kong Holdings...................      36,000            392
     China Merchants Holdings
      International.........................      76,000             57
     China Mobile (Hong Kong)*..............     140,000            739
     China Petroleum and Chemical,
      Class H...............................     660,000            132
     China Resources Enterprises............      52,000             88
     China Unicom*..........................      40,000             70
     Citic Pacific..........................      67,000            207
     CLP Holdings...........................      54,200            227
     Cosco Pacific..........................     106,000             70
     Hang Seng Bank.........................      50,000            513
     Henderson Land Development.............      30,000            133
     Hong Kong & China Gas..................     130,212            164
     HSBC Holdings..........................      18,000            213
     Hutchison Whampoa......................      83,600            844
     i-CABLE Communications*................      50,000             28
     Johnson Electric Holdings..............     121,400            167
     Legend Holdings........................      82,000             46
     Li & Fung..............................      27,000             44
     MTR*...................................      25,000             43
     New World Development..................      50,000             61
     Pacific Century CyberWorks*............     471,538            134
     PetroChina.............................     650,000            135
     Shanghai Industrial Holdings...........      42,000             74



                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------



   CHINA (continued)
     Sun Hung Kai Properties................      69,000       $    621
     Swire Pacific, Class A.................      43,000            223
     Varitronix International...............      56,000             36
     Wheelock...............................      80,000             64
                                                               --------
                                                                  5,845
                                                               --------

   INDIA - 8.9%
     Hindalco Industries, SP GDR............       6,000            117
     Housing Development Finance............      10,000            147
     Infosys Technologies...................       2,500            200
     ITC, SP GDR............................      11,200            206
     Ranbaxy Laboratories, GDR..............      21,200            240
     Reliance Industries, GDR...............      20,000            312
     Satyam Computer Services*..............      19,000             69
     State Bank of India, GDR...............      15,500            172
     Wipro, ADR.............................       2,700             76
                                                               --------
                                                                  1,539
                                                               --------

   INDONESIA - 0.8%
     PT Astra International*................      30,000              5
     PT Gudang Garam........................      17,500             20
     PT Hanjaya Mandala Sampoerna...........      10,000             14
     PT Indah Kiat Pulp & Paper WTS*
      (Expires 07/11/02) (A)................      29,288             --
     PT Indofood Sukses Makmur..............     145,000             11
     PT Ramayana Lestari Sentosa............      24,000              7
     PT Semen Gresik (Persero)..............      16,100              9
     PT Telekomunikasi......................     250,320             70
                                                               --------
                                                                    136
                                                               --------

   MALAYSIA - 4.3%
     British American Tobacco...............      20,000            183
     Malakoff...............................      20,000             48
     Malayan Banking........................      50,000            136
     Malaysia International Shipping (F)....      25,000             45
     Resorts World..........................      50,000             67
     Telekom Malaysia.......................      69,000            160
     Tenaga Nasional........................      51,000            117
                                                               --------
                                                                    756
                                                               --------

   PHILIPPINES - 0.8%
     ABS-CBN Broadcasting, PDR..............      12,000              9
     Ayala Land.............................      86,000              9
     Manila Electric, Class B...............      15,000             16
     Metropolitan Bank & Trust*.............       4,500             17
     Philippine Long Distance Telephone,
      SP ADR................................       4,000             56
     San Miguel, Class B....................      14,060             13
     SM Prime Holdings......................     170,000             20
                                                               --------
                                                                    140
                                                               --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------


   SINGAPORE - 9.8%
     Capitaland*............................      57,250       $     79
     Chartered Semiconductor
      Manufacturing*........................      14,000             35
     City Developments......................      24,800             96
     DBS Group Holdings.....................      29,313            216
     Keppel.................................      12,000             24
     Neptune Orient Lines*..................      73,000             56
     Oversea-Chinese Banking................      42,468            277
     Overseas Union Bank....................       5,000             26
     Singapore Airlines.....................      35,700            247
     Singapore Press Holdings...............      14,582            160
     Singapore Technologies Engineering.....      89,000            126
     Singapore Telecommunications...........     167,000            174
     United Overseas Bank...................      22,012            139
     Venture Manufacturing (Singapore)......       7,000             46
                                                               --------
                                                                  1,701
                                                               --------

   SOUTH KOREA - 15.9%
     H&CB...................................       5,911            132
     Hynix Semiconductor*...................       3,000              6
     Hyundai Motor..........................      11,000            239
     Kookmin Bank...........................      13,689            184
     Korea Electric Power...................      17,830            332
     Korea Telecom..........................       2,410             96
     LG Chem*...............................       4,699             62
     LG Chem Investment.....................       1,281             10
     LG Electronics.........................       3,570             46
     LG Household & Health Care*............       1,139             26
     Mirae, SP ADR..........................       6,000             15
     Pohang Iron & Steel....................       2,120            170
     Samsung Electro-Mechanics..............       2,820            101
     Samsung Electronics....................       5,606            828
     Shinhan Bank...........................      12,170            125
     SK Telecom.............................       2,610            384
                                                               --------
                                                                  2,756
                                                               --------

   TAIWAN - 15.7%
     Acer, GDR..............................      44,375            147
     Advanced Semiconductor
      Engineering*..........................      65,750             40
     Advanced Semiconductor
      Engineering, Series E, ADR*...........      21,040             64
     ASE Test*..............................       6,000             77
     Cathay Life Insurance..................     115,000            139
     China Development Industrial Bank*.....      95,000             78
     China Steel, SP GDR....................       8,728             88
     Chinatrust Commercial Bank*............     340,000            238
     Compeq Manufacturing*..................      69,120            137
     Delta Electronics......................      50,000            123



                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   TAIWAN (continued)
     Evergreen Marine, SP GDR*..............      11,048       $     49
     Hon Hai Precision Industry, GDR........      22,000            268
     Nan Ya Plastic.........................     150,000            152
     Realtek Semiconductor..................      28,000            127
     Taiwan Semiconductor
      Manufacturing*........................     154,000            286
     Taiwan Semiconductor
      Manufacturing, SP ADR*................      19,018            289
     United Microelectronics*...............     327,000            434
                                                               --------
                                                                  2,736
                                                               --------

   THAILAND (F) - 2.4%
     Advanced Info Service*.................      11,100            118
     BEC World..............................      14,000             62
     Delta Electronics (Thailand)...........       8,569             41
     PTT Exploration and
      Production Public.....................      35,000             97
     Siam Cement*...........................       7,000             76
     TelecomAsia*...........................      52,000             22
     TelecomAsia, RTS* (A)..................      50,525             --
                                                               --------
                                                                    416
                                                               --------

TOTAL FOREIGN COMMON STOCKS
   (Cost $21,261)...........................                     16,025
                                                               --------

TOTAL INVESTMENTS - 92.2%
   (Cost $21,261) ..........................                     16,025
                                                               --------

NET OTHER ASSETS AND LIABILITIES - 7.8%.....                      1,359
                                                               --------

NET ASSETS - 100.0%  .......................                   $ 17,384
                                                               ========



-----------------------------------------------------------------

*        Non-income producing security
(A)      Less than $500 in market value
(F)      Foreign Registry Shares

ADR      American Depositary Receipt
GDR      Global Depositary Receipt
PDR      Philippine Depositary Receipt
RTS      Rights
SP ADR   Sponsored American Depositary Receipt
SP GDR   Sponsored Global Depositary Receipt
WTS      Warrants




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

LATIN AMERICA EQUITY FUND(US)

[GRAPHIC OMITTED - PIE CHART]

HEALTH CARE ...............................2.1%

INDUSTRIAL ................................3.1%

BASIC MATERIALS............................4.0%

CELLULAR TELECOMMUNICATIONS................5.3%

UTILITIES.................................10.2%

CONSUMER CYCLICALS........................12.2%

COMMUNICATION SERVICES....................22.2%

TRANSPORTATION.............................1.0%

DIVERSIFIED................................1.2%

CONSUMER STAPLES..........................21.7%

FINANCE...................................18.4%

% OF TOTAL NET ASSETS

NET OTHER ASSETS AND LIABILITIES - (1.4)%

                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS - 56.8%

   ARGENTINA - 2.2%
     Grupo Financiero Galicia, ADR..........      16,480       $    243
     Perez Companc, SP ADR..................       8,980            121
                                                               --------
                                                                    364
                                                               --------

   BRAZIL - 5.3%
     Empresa Brasileira de Aeronautica......      19,980            156
     Embratel Participacoes.................  21,510,000            167
     Light Participacoes*...................  30,570,000             36
     Souza Cruz.............................      45,180            232
     Tele Celular Sul Participacoes.........  33,483,422            267
                                                               --------
                                                                    858
                                                               --------

   CHILE - 8.2%
     Cia de Telecomunicaciones
      de Chile, SP ADR......................      12,300            173
     Cristalerias de Chile, SP ADR..........       8,430            163
     Empresa Nacional de
      Electricidad, SP ADR..................      13,605            153
     Laboratorio Chile, SP ADR..............      13,800            344
     Lan Chile, SP ADR......................      17,930            168
     Vina Concha Y Toro, SP ADR.............       7,370            328
                                                               --------
                                                                  1,329
                                                               --------


                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

   MEXICO - 37.5%
     Carso Global Telecom, Class A1*........     471,065       $  1,140
     Cemex, SP ADR, WTS*
      (expires 12/13/02)....................       1,766              4
     Consorcio Ara*.........................     165,440            273
     Controladora Comercial Mexicana,
      SP ADR................................     298,970            278
     Corporacion Interamericana
      de Entretenimiento, Class B*..........      68,835            280
     Fomento Economico
      Mexicano, SP ADR......................       3,192            137
     Grupo Continental......................      99,000            143
     Grupo Dataflux, Class B*...............     370,000             40
     Grupo Elektra..........................      43,100             42
     Grupo Elektra, SP GDR..................      27,960            266
     Grupo Financiero Banorte,
      Class O*..............................     478,790          1,000
     Grupo Financiero Inbursa,
      Class O*..............................      93,000            400
     Grupo IMSA, SP ADR.....................       4,856             44
     Grupo Industrial Bimbo, Series A            126,300            222
     Grupo Iusacell, Class V, ADR*..........      28,890            200
     Grupo Modelo, Series C.................      87,720            236
     Grupo Sanborns, Series B1*.............     164,960            236
     Organizacion Soriana, Class B*.........      69,240            181
     TV Azteca, SP ADR......................      49,675            318
     Wal-Mart de Mexico, Series V*..........     232,550            630
                                                               --------
                                                                  6,070
                                                               --------

   PERU - 1.1%
     Compania de Minas Buenaventura,
      SP ADR................................       9,210            170
     Compania Minera Milpo (A)..............          20             --
                                                               --------
                                                                    170
                                                               --------

   UNITED KINGDOM - 1.3%
     Antofagasta............................      32,150            210
                                                               --------

   VENEZUELA - 1.2%
     CIA Anonima Nacional Telefonos
      de Venezuela, ADR.....................       8,550            200
                                                               --------

TOTAL FOREIGN COMMON STOCKS
   (Cost $9,422)............................                      9,201
                                                               --------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS



                                                               MARKET
DESCRIPTION                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS - 44.6%

   BRAZIL - 44.6%
     Banco Bradesco.........................  28,100,000       $    146
     Banco do Brasil........................  89,460,000            430
     Banco Itau.............................   2,075,000            179
     Brasil Telecom Participacoes...........  18,500,000            152
     Celular CRT Participacoes,
      Class A*..............................     693,338            287
     CIA Brasileira de
      Distribuicao Grupo
      Pao de Acucar, SP ADR.................       5,580            130
     CIA de Bebidas das Americas............     835,000            193
     CIA de Bebidas das Americas, ADR.......      47,280          1,095
     CIA de Gas de Sao Paulo, Class A.......   3,150,000            215
     CIA Paranaense de Energia-Copel,
      Class B...............................   6,780,000             51
     CIA Paranaense de Energia-Copel
      SP ADR................................     114,260            858
     CIA Siderurgica Tubarao................  19,044,170            179
     CIA Vale do Rio Doce, Class A*.........       3,400             78
     CIA Vale do Rio Doce, Class B* (A).....      25,000             --
     Duratex................................   9,056,983            171
     Eletropaulo Metropolitana -
      Eletricidade de Sao Paulo.............  12,090,000            371
     Embratel Participacoes.................   4,000,000             31
     Embratel Participacoes, ADR............      18,500            138
     Itausa - Investimentos Itau............     156,400            141
     Marcopolo..............................      20,900             25
     Perdigao...............................       7,580             43
     Saraiva - Livreiros Editores, Class B..      21,355            134
     Sadia..................................     625,100            303
     Tele Centro Oeste Celular
      Participacoes.........................  65,290,000            190
     Tele Centro Oeste Celular
      Participacoes, ADR*...................       6,545             57
     Tele Leste Celular Participacoes*...... 126,457,822            103
     Tele Leste Celular Participacoes,
      ADR*..................................         650             26
     Tele Norte Leste Participacoes.........   3,390,000             52
     Tele Norte Leste Participacoes,
      ADR...................................      34,600            528
     Telecomunicacoes de Minas Gerais,
      Class B...............................   7,380,000            479
     Telecomunicacoes do Parana.............  28,984,594            172
     Telemig Celular Participacoes..........   1,100,000              2
     Telemig Celular Participacoes, ADR.....       2,375             98
     Unibanco, SP GDR.......................       6,220            158
     Votorantim Celulose e Papel............     260,000              8
                                                               --------
                                                                  7,223
                                                               --------

TOTAL FOREIGN PREFERRED STOCKS
   (Cost $7,641)............................                      7,223
                                                               --------



                                                                MARKET
DESCRIPTION                                      CONTRACTS    VALUE (000)
--------------------------------------------------------------------------------

CALL OPTION PURCHASED - 0.0%

   ARGENTINA - 0.0%
     Banco Hipotecario Call Option*
      (Strike Price $7,
      expires 02/01/04)* (B)................          55       $      3
                                                               --------

TOTAL CALL OPTION PURCHASED
   (Cost $3)................................                          3
                                                               --------

TOTAL INVESTMENTS - 101.4%
   (Cost $17,066) ..........................                     16,427
                                                               --------

NET OTHER ASSETS AND LIABILITIES - (1.4)%                          (222)
                                                               --------

NET ASSETS - 100.0%  .......................                   $ 16,205
                                                               ========



------------------------------------------------------------

*      Non-income producing security

(A)    Less than $500 in market value

(B) Securites deemed illiquid by ABN AMRO Asset Management (USA) LLC. At June 30, 2001, these securities amounted to $2,750 or 0.0% of net assets.

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt
SP GDR Sponsored Global Depositary Receipt
WTS    Warrants




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (000)

JUNE 30, 2001


                                                                TREASURY      GOVERNMENT                  TAX-EXEMPT
                                                              MONEY MARKET   MONEY MARKET   MONEY MARKET  MONEY MARKET FIXED INCOME
                                                                FUND(US)       FUND(US)       FUND(US)      FUND(US)      FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investment securities at cost ..........................  $    166,428   $    361,205   $   136,207   $   424,541   $   190,428
    Repurchase agreements ..................................       119,619        335,567        63,127            --        12,603
    Net unrealized appreciation (depreciation) .............            --             --            --            --         3,074
                                                              ------------   ------------   -----------   -----------   -----------
    Total investments at market value ......................       286,047        696,772       199,334       424,541       206,105
    Cash ...................................................            --             --            --            --            --
    Foreign currency (Cost  $73,511, $44,981 and
        $84,583 respectively) ..............................            --             --            --            --            --
    Receivable for investments sold ........................            --             --                          --            --
    Receivable for portfolio shares sold ...................            --              2            26             1         1,280
    Dividends and interest receivable ......................           614            361         1,355         1,123         2,522
    Tax reclaim receivable .................................            --             --            --            --            --
    Deferred organizational cost ...........................            --             --            --            --            --
    Other assets ...........................................            13             11             2            14             3
                                                              ------------   ------------   -----------   -----------   -----------
    Total assets ...........................................       286,674        697,146       200,717       425,679       209,910
                                                              ------------   ------------   -----------   -----------   -----------
LIABILITIES:
    Distribution payable ...................................           787          1,888            --           837           758
    Payable due to custodian ...............................           314             26             6            10             5
    Payable for investment securities purchased ............            --             --            --            --         5,961
    Payable for portfolio shares redeemed ..................            --            211           342            --         1,578
    Advisory fee payable (Note 5) ..........................            46            123            34            76            84
    Administration fee payable (Note 3) ....................            19             46            15            30            29
    Trustees' fees payable .................................             1              2            --             1             1
    Distribution fees (Note 3) .............................             3              9            32             8            --
    Shareholder servicing fees (Note 3) ....................            --              2            14            --            --
    Accrued expenses and other payables ....................            44             79             6            22            33
                                                              ------------   ------------   -----------   -----------   -----------
    Total liabilities ......................................         1,214          2,386           449           984         8,449
                                                              ------------   ------------   -----------   -----------   -----------
NET ASSETS .................................................  $    285,460   $    694,760   $   200,268   $   424,695   $   201,461
                                                              ============   ============   ===========   ===========   ===========
NET ASSETS CONSIST OF:
    Paid in capital ........................................  $    285,452   $    694,732   $   200,264   $   424,696   $   206,152
    Undistributed (distribution in excess of)
        net investment income (loss) .......................             9             32             4            --          (119)
    Accumulated net realized gain (loss) on investments
        and foreign currency transactions ..................            (1)            (4)           --            (1)       (7,646)
    Net unrealized appreciation (depreciation) on investments
        and foreign currency related transactions ..........            --             --            --            --         3,074
                                                              ------------   ------------   -----------   -----------   -----------
TOTAL NET ASSETS ...........................................  $    285,460   $    694,760   $   200,268   $   424,695   $   201,461
                                                              ============   ============   ===========   ===========   ===========
SHARES OF BENEFICIAL INTEREST
    Common Share Class:
    Net Assets .............................................  $    270,653   $    653,891   $    48,279   $   383,522   $   199,936
                                                              ============   ============   ===========   ===========   ===========
    Shares of beneficial interest outstanding ..............       270,647        653,861        48,301       383,522        20,169
                                                              ============   ============   ===========   ===========   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION -- PRICE PER SHARE.  $       1.00   $       1.00   $      1.00   $      1.00   $      9.91
                                                              ============   ============   ===========   ===========   ===========
    Investor Share Class:
    Net Assets .............................................  $     14,807   $     40,869   $   151,989   $    41,173   $     1,525
                                                              ============   ============   ===========   ===========   ===========
    Shares of beneficial interest outstanding ..............        14,804         40,872       151,987        41,174           153
                                                              ============   ============   ===========   ===========   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION -- PRICE PER SHARE.  $       1.00   $       1.00   $      1.00   $      1.00   $      9.97
                                                              ============   ============   ===========   ===========   ===========


------------------------------------------------------------
(A) Net assets are less than $500.
(B) Shares of beneficial interest outstanding are less than 500.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


                                                              TAX-EXEMPT       EUROPE
                                                             FIXED INCOME   EQUITY GROWTH    BALANCED        VALUE        GROWTH
                                                               FUND(US)       FUND(US)       FUND(US)      FUND(US)      FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investment securities at cost .......................... $     23,010   $     19,078   $     73,828   $   144,076   $   185,298
    Repurchase agreements ..................................           --             --          2,273            --        17,471
    Net unrealized appreciation (depreciation) .............        1,224         (3,813)        (3,844)          835        11,341
                                                             ------------   ------------   ------------   -----------   -----------
    Total investments at market value ......................       24,234         15,265         72,257       144,911       214,110
    Cash ...................................................           --             29             --            --            --
    Foreign currency (Cost  $73,511, $44,981 and
        $84,583 respectively) ..............................           --             71             --            --            --
    Receivable for investments sold ........................           --             --             --           459            --
    Receivable for portfolio shares sold ...................           --             --              3             5            36
    Dividends and interest receivable ......................          310              7            390           179            47
    Tax reclaim receivable .................................           --              5             --            --            --
    Deferred organizational cost ...........................           --             --             --            --            --
    Other assets ...........................................           --              7              2             2             4
                                                             ------------   ------------   ------------   -----------   -----------
    Total assets ...........................................       24,544         15,384         72,652       145,556       214,197
                                                             ------------   ------------   ------------   -----------   -----------
LIABILITIES:
    Distribution payable ...................................           77             --            137           327            12
    Payable due to custodian ...............................            1             --              6             2             5
    Payable for investment securities purchased ............        1,370             16            406         2,034            --
    Payable for portfolio shares redeemed ..................           --             --          1,552           906         3,139
    Advisory fee payable (Note 5) ..........................           10             13             43            97           142
    Administration fee payable (Note 3) ....................            6              4             13            22            30
    Trustees' fees payable .................................           --             --             --            --             1
    Distribution fees (Note 3) .............................           --             --             --            --            --
    Shareholder servicing fees (Note 3) ....................           --             --             --            --            --
    Accrued expenses and other payables ....................           12             12             17            25            30
                                                             ------------   ------------   ------------   -----------   -----------
    Total liabilities ......................................        1,476             45          2,174         3,413         3,359
                                                             ------------   ------------   ------------   -----------   -----------
NET ASSETS ................................................. $     23,068   $     15,339   $     70,478   $   142,143   $   210,838
                                                             ============   ============   ============   ===========   ===========
NET ASSETS CONSIST OF:
    Paid in capital ........................................ $     22,766   $     20,378   $     74,303   $   137,454   $   214,261
    Undistributed (distribution in excess of)
        net investment income (loss) .......................            1             (8)           (20)           --          (195)
    Accumulated net realized gain (loss) on investments
        and foreign currency transactions ..................         (923)        (1,216)            39         3,854       (14,569)
    Net unrealized appreciation (depreciation) on investments
        and foreign currency related transactions ..........        1,224         (3,815)        (3,844)          835        11,341
                                                             ------------   ------------   ------------   -----------   -----------
TOTAL NET ASSETS ........................................... $     23,068   $     15,339   $     70,478   $   142,143   $   210,838
                                                             ============   ============   ============   ===========   ===========
SHARES OF BENEFICIAL INTEREST
    Common Share Class:
    Net Assets ............................................. $     22,756   $     15,339   $     68,492   $   140,709   $   208,581
                                                             ============   ============   ============   ===========   ===========
    Shares of beneficial interest outstanding ..............        2,165          2,004          7,217        12,422        15,926
                                                             ============   ============   ============   ===========   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION -- PRICE PER SHARE. $      10.51   $       7.65   $       9.49   $     11.33   $     13.10
                                                             ============   ============   ============   ===========   ===========
    Investor Share Class:
    Net Assets ............................................. $        312            N/A   $      1,986   $     1,434   $     2,257
                                                             ============   ============   ============   ===========   ===========
    Shares of beneficial interest outstanding ..............           30            N/A            209           127           175
                                                             ============   ============   ============   ===========   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION -- PRICE PER SHARE. $      10.49            N/A   $       9.51   $     11.31   $     12.90
                                                             ============   ============   ============   ===========   ===========





                                                            INTERNATIONAL                                              LATIN AMERICA
                                                               EQUITY       SMALL CAP      REAL ESTATE   ASIAN TIGERS     EQUITY
                                                              FUND(US)       FUND(US)       FUND(US)       FUND(US)       FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investment securities at cost .......................... $   105,960   $     65,188   $     15,761   $     21,261   $    17,066
    Repurchase agreements ..................................          --             --            295             --            --
    Net unrealized appreciation (depreciation) .............      (2,512)        10,203          2,217         (5,236)         (639)
                                                             -----------   ------------   ------------   ------------   -----------
    Total investments at market value ......................     103,448         75,391         18,273         16,025        16,427
    Cash ...................................................       1,349              1             --          2,245            --
    Foreign currency (Cost  $73,511, $44,981 and
        $84,583 respectively) ..............................          43             --             --             82            --
    Receivable for investments sold ........................       2,928            527             --            113           605
    Receivable for portfolio shares sold ...................          54              2             --             --             2
    Dividends and interest receivable ......................          76             38             66             23            39
    Tax reclaim receivable .................................         125             --             --             --            --
    Deferred organizational cost ...........................          --             --              7             --            --
    Other assets ...........................................          17              2              1             13            --
                                                             -----------   ------------   ------------   ------------   -----------
    Total assets ...........................................     108,040         75,961         18,347         18,501        17,073
                                                             -----------   ------------   ------------   ------------   -----------
LIABILITIES:
    Distribution payable ...................................       3,781             --             31             --            --
    Payable due to custodian ...............................          --             --             --             --            62
    Payable for investment securities purchased ............       3,467            560             --             25           763
    Payable for portfolio shares redeemed ..................       1,317            374              6          1,042             3
    Advisory fee payable (Note 5) ..........................          88             48             10             14            14
    Administration fee payable (Note 3) ....................          17             13              4              6             6
    Trustees' fees payable .................................          --             --             --             --            --
    Distribution fees (Note 3) .............................          --             --             --             --            --
    Shareholder servicing fees (Note 3) ....................          --             --             --             --            --
    Accrued expenses and other payables ....................          50             19             16             30            20
                                                             -----------   ------------   ------------   ------------   -----------
    Total liabilities ......................................       8,720          1,014             67          1,117           868
                                                             -----------   ------------   ------------   ------------   -----------
NET ASSETS ................................................. $    99,320   $     74,947   $     18,280   $     17,384   $    16,205
                                                             ===========   ============   ============   ============   ===========
NET ASSETS CONSIST OF:
    Paid in capital ........................................ $   105,379   $     67,678   $     16,192   $     28,808   $    18,508
    Undistributed (distribution in excess of)
        net investment income (loss) .......................        (664)           (20)            --             14            34
    Accumulated net realized gain (loss) on investments
        and foreign currency transactions ..................      (2,865)        (2,914)          (129)        (6,200)       (1,666)
    Net unrealized appreciation (depreciation) on investment
        and foreign currency related transactions ..........      (2,530)        10,203          2,217         (5,238)         (671)
                                                             -----------   ------------   ------------   ------------   -----------
TOTAL NET ASSETS ........................................... $    99,320   $     74,947   $     18,280   $     17,384   $    16,205
                                                             ===========   ============   ============   ============   ===========
SHARES OF BENEFICIAL INTEREST
    Common Share Class:
    Net Assets ............................................. $    97,373   $     74,472   $     18,280   $     17,238   $    16,205
                                                             ===========   ============   ============   ============   ===========
    Shares of beneficial interest outstanding ..............       7,337          5,443          1,860          2,855         1,444
                                                             ===========   ============   ============   ============   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION -- PRICE PER SHARE. $     13.27   $      13.68   $       9.83   $       6.04   $     11.22
                                                             ===========   ============   ============   ============   ===========
    Investor Share Class:
    Net Assets ............................................. $     1,947   $        475   $         --(A)$        146           N/A
                                                             ===========   ============   ============   ============   ===========
    Shares of beneficial interest outstanding ..............         149             36             --(B)          24           N/A
                                                             ===========   ============   ============   ============   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION -- PRICE PER SHARE. $     13.04   $      13.37   $      13.12   $       5.93           N/A
                                                             ===========   ============   ============   ============   ===========







    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                           36-37

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (000)

FOR THE SIX MONTHS ENDED JUNE 30, 2001



                                                                TREASURY      GOVERNMENT                  TAX-EXEMPT
                                                              MONEY MARKET   MONEY MARKET   MONEY MARKET  MONEY MARKET FIXED INCOME
                                                                FUND(US)       FUND(US)       FUND(US)      FUND(US)      FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends ............................................... $         --   $         --   $        --   $       216   $        --
    Interest ................................................        6,063         17,487         5,373         7,772         6,289
    Security lending interest ...............................           --             --            --            --             9
    Less: foreign taxes withheld ............................           --             --            --            --            --
                                                              ------------   ------------   -----------   -----------   -----------
    Total investment income .................................        6,063         17,487         5,373         7,988         6,298
                                                              ------------   ------------   -----------   -----------   -----------
EXPENSES:
    Investment advisory fees (Note 5) .......................          423            672           343           837           576
    Administration fees (Note 3) ............................          200            523           166           378           167
    Custody fees ............................................            7             14             6            29            10
    Transfer ageny fees .....................................           16             25            16            22            15
    Professional fees .......................................            9             17             8            13             8
    Registration & filing fees ..............................           20             15            11             9            12
    Printing fees ...........................................           12             37             7            20            10
    Trustees' fees ..........................................            3              8             2             6             2
    Distribution fees (Note 3) (1) ..........................           17             61           195            55             1
    Shareholder servicing fees (Note 3) (2) .................           17             61           195            55             1
    Amortization of deferred organization costs .............           --             --            --            --            --
    Miscellaneous ...........................................            1             17            17             8             9
                                                              ------------   ------------   -----------   -----------   -----------
    Total expenses before waivers ...........................          725          1,450           966         1,432           811
        Less: Investment advisory fees waived (Note 5) ......         (181)            --          (147)         (359)          (96)
        Less: Administration fees waived (Note 3) ...........          (97)          (269)          (79)         (191)           --
        Less: Shareholder servicing fees waived (Note 3) ....          (17)           (44)         (109)          (55)           --
                                                              ------------   ------------   -----------   -----------   -----------
    Net expenses ............................................          430          1,137           631           827           715
                                                              ------------   ------------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS) ................................        5,633         16,350         4,742         7,161         5,583
                                                              ------------   ------------   -----------   -----------   -----------
REALIZED ANDUNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain (loss) from securities transactions ...           --             --            --            --           637
    Net realized loss from foreign currency transactions
        and foreign currency contracts ......................           --             --            --            --            --
    Net increase from payments by affiliates/service
        provider(s) (Note 10) ...............................           --             --            --            --            --
    Net change in unrealized appreciation (depreciation)
        of investments ......................................           --             --            --            --        (1,324)
    Net change in unrealized appreciation (depreciation)
        on foreign currency and translation of other
        assets and liabilities in foreign currencies ........           --             --            --            --            --
                                                              ------------   ------------   -----------   -----------   -----------
    Net gain (loss) on investments ..........................           --             --            --            --          (687)
                                                              ------------   ------------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............................... $      5,633   $     16,350   $     4,742   $     7,161   $     4,896
                                                              ============   ============   ===========   ===========   ===========


------------------------------------------------------------
(1) All distribution fees are incurred at the Investor Share Class level.
(2) All shareholder servicing fees are incurred at the Investor Share Class level.



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------



                                                               TAX-EXEMPT       EUROPE
                                                              FIXED INCOME   EQUITY GROWTH    BALANCED       VALUE       GROWTH
                                                                FUND(US)       FUND(US)       FUND(US)     FUND(US)     FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends ............................................... $         17   $        144   $        210  $     1,284  $       663
    Interest ................................................          650             33          1,000           --          249
    Security lending interest ...............................           --             --              1            1            2
    Less: foreign taxes withheld ............................           --            (22)            --           --           --
                                                              ------------   ------------   ------------  -----------  -----------
    Total investment income .................................          667            155          1,211        1,285          914
                                                              ------------   ------------   ------------  -----------  -----------
EXPENSES:
    Investment advisory fees (Note 5) .......................           79             86            256          562          857
    Administration fees (Note 3) ............................           40             27             79          128          181
    Custody fees ............................................            2             16              9           10            6
    Transfer ageny fees .....................................           11              4             12           13           15
    Professional fees .......................................            6             13              6            8            9
    Registration & filing fees ..............................           10             10              8           10           12
    Printing fees ...........................................            1             --              3            7            9
    Trustees' fees ..........................................           --              1              1            2            2
    Distribution fees (Note 3) (1) ..........................           --             --              3            2            3
    Shareholder servicing fees (Note 3) (2) .................           --             --              3            2            3
    Amortization of deferred organization costs .............           --             --             --           --           --
    Miscellaneous ...........................................            4              6              5            9           12
                                                              ------------   ------------   ------------  -----------  -----------
    Total expenses before waivers ...........................          153            163            385          753        1,109
        Less: Investment advisory fees waived (Note 5) ......          (13)            --             --           --           --
        Less: Administration fees waived (Note 3) ...........           --             --             --           --           --
        Less: Shareholder servicing fees waived (Note 3) ....           --             --             --           --           --
                                                              ------------   ------------   ------------  -----------  -----------
    Net expenses ............................................          140            163            385          753        1,109
                                                              ------------   ------------   ------------  -----------  -----------
NET INVESTMENT INCOME (LOSS) ................................          527             (8)           826          532         (195)
                                                              ------------   ------------   ------------  -----------  -----------
REALIZED ANDUNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain (loss) from securities transactions ...          565           (268)            56        4,031      (12,128)
    Net realized loss from foreign currency transactions
        and foreign currency contracts ......................           --           (948)            --           --           --
    Net increase from payments by affiliates/service
        provider(s) (Note 10) ...............................           --             17             --           --           --
    Net change in unrealized appreciation (depreciation)
        of investments ......................................         (533)        (4,377)        (4,137)      (7,537)     (25,865)
    Net change in unrealized appreciation (depreciation)
        on foreign currency and translation of other
        assets and liabilities in foreign currencies ........           --            789             --           --           --
                                                              ------------   ------------   ------------  -----------  -----------
    Net gain (loss) on investments ..........................           32         (4,787)        (4,081)      (3,506)     (37,993)
                                                              ------------   ------------   ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............................... $        559   $     (4,795)  $     (3,255) $    (2,974) $   (38,188)
                                                              ============   ============   ============  ===========  ===========




                                                             INTERNATIONAL                                            LATIN AMERICA
                                                                EQUITY      SMALL CAP     REAL ESTATE   ASIAN TIGERS     EQUITY
                                                               FUND(US)      FUND(US)      FUND(US)       FUND(US)       FUND(US)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends ............................................... $     1,136  $        294  $        485   $        215   $       296
    Interest ................................................          --            87            11              6            --
    Security lending interest ...............................          --             2            --             --            --
    Less: foreign taxes withheld ............................        (119)           --            --            (13)          (19)
                                                              -----------  ------------  ------------   ------------   -----------
    Total investment income .................................       1,017           383           496            208           277
                                                              -----------  ------------  ------------   ------------   -----------
EXPENSES:
    Investment advisory fees (Note 5) .......................         586           279            92             92            95
    Administration fees (Note 3) ............................         111            75            27             39            35
    Custody fees ............................................          44            14             2             20            43
    Transfer ageny fees .....................................          13            12            10             10             6
    Professional fees .......................................           7             6             6              6             6
    Registration & filing fees ..............................          10             8             6             10             7
    Printing fees ...........................................           4             3             1              1             1
    Trustees' fees ..........................................           1             1            --             --            --
    Distribution fees (Note 3) (1) ..........................           3             1            --             --            --
    Shareholder servicing fees (Note 3) (2) .................           3             1            --             --            --
    Amortization of deferred organization costs .............          --            --             3             --             1
    Miscellaneous ...........................................           8             4             4              2             2
                                                              -----------  ------------  ------------   ------------   -----------
    Total expenses before waivers ...........................         790           404           151            180           196
        Less: Investment advisory fees waived (Note 5) ......          --            --           (28)            --            --
        Less: Administration fees waived (Note 3) ...........          --            --            --             --            --
        Less: Shareholder servicing fees waived (Note 3) ....          --            --            --             --            --
                                                              -----------  ------------  ------------   ------------   -----------
    Net expenses ............................................         790           404           123            180           196
                                                              -----------  ------------  ------------   ------------   -----------
NET INVESTMENT INCOME (LOSS) ................................         227          (21)           373             28            81
                                                              -----------  ------------  ------------   ------------   -----------
REALIZED ANDUNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain (loss) from securities transactions ...      (2,710)         (443)          412           (959)          252
    Net realized loss from foreign currency transactions
        and foreign currency contracts ......................        (155)           --            --            (20)         (344)
    Net increase from payments by affiliates/service
        provider(s) (Note 10) ...............................          --            --            --             --            --
    Net change in unrealized appreciation (depreciation)
        of investments ......................................     (24,119)        1,907           154           (470)          972
    Net change in unrealized appreciation (depreciation)
        on foreign currency and translation of other
        assets and liabilities in foreign currencies ........         (28)           --            --             --            (6)
                                                              -----------  ------------  ------------   ------------   -----------
    Net gain (loss) on investments ..........................     (27,012)        1,464           566         (1,449)          874
                                                              -----------  ------------  ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............................... $   (26,785) $      1,443  $        939   $     (1,421)  $       955
                                                              ===========  ============  ============   ============   ===========



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                           38-39

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (000)

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                        TREASURY
                                                                                                       MONEY MARKET
                                                                                                         FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2001            2000
------------------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income ..................................................................... $     5,633     $    15,234
   Net realized gain (loss) from security and foreign
     currency transactions ...................................................................          --               1
   Net change in unrealized appreciation (depreciation)
     on investments ..........................................................................          --              --
                                                                                               -----------     -----------
   Net increase in net assets resulting from operations ......................................       5,633          15,235
                                                                                               -----------     -----------

 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ......................................................................      (5,324)        (14,641)
     Investor Share Class ....................................................................        (309)           (593)
   In excess of net investment income:
     Common Share Class ......................................................................          --              --
     Investor Share Class ....................................................................          --              --
                                                                                               -----------     -----------
       Total dividends distributed ...........................................................      (5,633)        (15,234)
                                                                                               -----------     -----------

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .............................................................     267,732         565,525
     Shares issued in lieu of distributions ..................................................         171             394
     Cost of shares repurchased ..............................................................    (216,686)       (674,389)
                                                                                               -----------     -----------
     Increase (decrease) in net assets derived from Common Share Class transactions ..........      51,217        (108,470)
                                                                                               -----------     -----------

   INVESTOR SHARE CLASS:
     Proceeds from shares issued .............................................................      19,974          61,580
     Shares issued in lieu of distributions ..................................................         307             591
     Cost of shares repurchased ..............................................................     (18,897)        (60,445)
                                                                                               -----------     -----------
     Increase (decrease) in net assets derived from Investor Share Class transactions ........       1,384           1,726
                                                                                               -----------     -----------
     Increase (decrease) in net assets derived from capital share transactions ...............      52,601        (106,744)
                                                                                               -----------     -----------
   Net increase(decrease) in net assets ......................................................      52,601        (106,743)
 NET ASSETS INCLUDING LINE (A):
   Beginning of period .......................................................................     232,859         339,602
                                                                                               -----------     -----------
   End of period ............................................................................. $   285,460     $   232,859
                                                                                               ===========     ===========

   (A) Undistributed (distribution in excess of) net investment income (loss) ................ $         9     $         9
                                                                                               ===========     ===========

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...........................................................................     267,732         565,525
     Shares issued in lieu of distributions ..................................................         171             394
     Shares repurchased ......................................................................    (216,686)       (674,389)
                                                                                               -----------     -----------
       Total Common Share Class transactions .................................................      51,217        (108,470)
                                                                                               -----------     -----------
   INVESTOR SHARE CLASS:
     Shares issued ...........................................................................      19,974          61,580
     Shares issued in lieu of distributions ..................................................         307             591
     Shares repurchased ......................................................................     (18,897)        (60,445)
                                                                                               -----------     -----------
       Total Investor Share Class transactions ...............................................       1,384           1,726
                                                                                               -----------     -----------
       Net increase (decrease) in capital shares .............................................      52,601        (106,744)
                                                                                               ===========     ===========


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                           GOVERNMENT
                                                                          MONEY MARKET                     MONEY MARKET
                                                                             FUND(US)                         FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        2001         2000               2001          2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Net investment income ..........................................  $    16,350   $    35,108       $     4,742   $    43,375
   Net realized gain (loss) from security and foreign
     currency transactions ........................................           --            --                --            --
   Net change in unrealized appreciation (depreciation
     on investments ...............................................           --            --                --            --
                                                                     -----------   -----------       -----------   -----------
   Net increase in net assets resulting from operation ............       16,350        35,108             4,742        43,375
                                                                     -----------   -----------       -----------   -----------

 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ...........................................      (15,193)      (30,087)           (1,028)      (29,816)
     Investor Share Class                                                 (1,157)       (5,021)           (3,714)      (13,559)
   In excess of net investment income: ............................
     Common Share Class ...........................................           --            --                --            --
     Investor Share Class .........................................           --            --                --            --
                                                                     -----------   -----------       -----------   -----------
       Total dividends distributed ................................      (16,350)      (35,108)           (4,742)      (43,375)
                                                                     -----------   -----------       -----------   -----------

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued ..................................      629,373       966,112            70,288     1,301,002
     Shares issued in lieu of distributions .......................        2,724         6,182             1,019         3,070
     Cost of shares repurchased ...................................     (567,959)     (847,061)          (67,303)   (2,397,921)
                                                                     -----------   -----------       -----------   -----------
     Increase (decrease) in net assets derived from
       Common Share Class transactions ............................       64,138       125,233             4,004    (1,093,849)
                                                                     -----------   -----------       -----------   -----------


   INVESTOR SHARE CLASS:
     Proceeds from shares issued ..................................       59,662       315,326           291,724       970,942
     Shares issued in lieu of distributions .......................        1,157         5,022             3,713        13,554
     Cost of shares repurchased ...................................      (96,046)     (340,283)         (375,095)   (1,000,503)
                                                                     -----------   -----------       -----------   -----------
     Increase (decrease) in net assets derived from
        Investor Share Class transactions .........................      (35,227)      (19,935)          (79,658)      (16,007)
                                                                     -----------   -----------       -----------   -----------

     Increase (decrease) in net assets derived from
        capital share transactions ................................       28,911       105,298           (75,654)   (1,109,856)
                                                                     -----------   -----------       -----------   -----------
     Net increase(decrease) in net assets .........................       28,911       105,298           (75,654)   (1,109,856)

NET ASSETS INCLUDING LINE (A):
  Beginning of period .............................................      665,849       560,551           275,922     1,385,778
                                                                     -----------   -----------       -----------   -----------

  End of period ...................................................  $   694,760   $   665,849       $   200,268   $   275,922
                                                                     ===========   ===========       ===========   ===========

  (A) Undistributed (distribution in excess of)
       net investment income (loss) ...............................  $        32   $        32       $         4   $         4
                                                                     ===========   ===========       ===========   ===========

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ................................................      629,373       966,112            70,288     1,300,807
     Shares issued in lieu of distributions .......................        2,724         6,182             1,019         3,289
     Shares repurchased ...........................................     (567,959)     (847,061)          (67,303)   (2,397,922)
                                                                     -----------   -----------       -----------   -----------
       Total Common Share Class transactions ......................       64,138       125,233             4,004    (1,093,826)
                                                                     -----------   -----------       -----------   -----------
   INVESTOR SHARE CLASS:
     Shares issued ................................................       59,662       315,326           291,724       970,942
     Shares issued in lieu of distributions .......................        1,157         5,022             3,713        13,554
     Shares repurchased ...........................................      (96,046)     (340,283)         (375,095)   (1,000,503)
                                                                     -----------   -----------       -----------   -----------
       Total Investor Share Class transactions ....................      (35,227)      (19,935)          (79,658)      (16,007)
                                                                     -----------   -----------       -----------   -----------
       Net increase (decrease) in capital shares ..................       28,911       105,298           (75,654)   (1,109,833)
                                                                     ===========   ===========       ===========   ===========



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             TAX-EXEMPT
                                                                            MONEY MARKET                      FIXED INCOME
                                                                              FUND(US)                          FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        2001            2000               2001          2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Net investment income ..........................................  $     7,161    $     18,394       $     5,583    $     11,280
   Net realized gain (loss) from security and foreign
     currency transactions ........................................           --              --               637          (2,581)
   Net change in unrealized appreciation (depreciation
     on investments ...............................................           --              --            (1,324)          9,918
                                                                     -----------    ------------       -----------    ------------
   Net increase in net assets resulting from operation ............        7,161          18,394             4,896          18,617
                                                                     -----------    ------------       -----------    ------------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ...........................................       (6,558)        (15,942)           (5,703)        (11,275)
     Investor Share Class                                                   (603)         (2,452)              (12)            (14)
   In excess of net investment income: ............................
     Common Share Class ...........................................           --              --                --             (89)
     Investor Share Class .........................................           --              --                --              (1)
                                                                     -----------    ------------       -----------    ------------
       Total dividends distributed ................................       (7,161)        (18,394)           (5,715)        (11,379)
                                                                     -----------    ------------       -----------    ------------

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued ..................................      458,978       1,089,980            36,619          22,989
     Shares issued in lieu of distributions .......................          100             202             1,230           2,335
     Cost of shares repurchased ...................................     (492,421)       (957,773)          (22,002)        (36,694)
                                                                     -----------    ------------       -----------    ------------
     Increase (decrease) in net assets derived from
       Common Share Class transactions ............................      (33,343)        132,409            15,847         (11,370)
                                                                     -----------    ------------       -----------    ------------


   INVESTOR SHARE CLASS:
     Proceeds from shares issued ..................................      177,855         310,898             1,278               2
     Shares issued in lieu of distributions .......................          603           2,454                11              12
     Cost of shares repurchased ...................................     (202,330)       (314,436)              (13)           (175)
                                                                     -----------    ------------       -----------    ------------
     Increase (decrease) in net assets derived from
        Investor Share Class transactions .........................      (23,872)         (1,084)            1,276            (161)
                                                                     -----------    ------------       -----------    ------------

     Increase (decrease) in net assets derived from
        capital share transactions ................................      (57,215)        131,325            17,123         (11,531)
                                                                     -----------    ------------       -----------    ------------
     Net increase(decrease) in net assets .........................      (57,215)        131,325            16,304          (4,293)

NET ASSETS INCLUDING LINE (A):
  Beginning of period .............................................      481,910         350,585           185,157         189,450
                                                                     -----------    ------------       -----------    ------------
  End of period ...................................................  $   424,695    $    481,910       $   201,461    $    185,157
                                                                     ===========    ============       ===========    ============

  (A) Undistributed (distribution in excess of)
       net investment income (loss) ...............................  $        --    $         --       $      (119)   $         13
                                                                     ===========    ============       ===========    ============

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ................................................      458,978       1,089,980             3,662           2,414
     Shares issued in lieu of distributions .......................          100             202               123             224
     Shares repurchased ...........................................     (492,421)       (957,773)           (2,201)         (3,805)
                                                                     -----------    ------------       -----------    ------------
       Total Common Share Class transactions ......................      (33,343)        132,409             1,584          (1,167)
                                                                     -----------    ------------       -----------    ------------
   INVESTOR SHARE CLASS:
     Shares issued ................................................      177,854         310,898               128              --
     Shares issued in lieu of distributions .......................          603           2,454                 1               1
     Shares repurchased ...........................................     (202,330)       (314,436)               (1)            (18)
                                                                     -----------    ------------       -----------    ------------

       Total Investor Share Class transactions ....................      (23,873)         (1,084)              128             (17)
                                                                     -----------    ------------       -----------    ------------

       Net increase (decrease) in capital shares ..................      (57,216)        131,325             1,712          (1,184)
                                                                     ===========    ============       ===========    ============




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                          40-41

-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (000)

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                       TAX-EXEMPT
                                                                                                      FIXED INCOME
                                                                                                        FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2001           2000
-----------------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) .............................................................. $       527     $     1,239
   Net realized gain (loss) from security and foreign
     currency transactions ...................................................................         565             151
   Net increase from payments by affiliates/service provider(s) ..............................          --              --
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency transactions .......................................................        (533)          1,664
                                                                                               -----------     -----------
   Net increase (decrease) in net assets resulting from operations ...........................         559           3,054
                                                                                               -----------     -----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ......................................................................        (523)         (1,235)
     Investor Share Class ....................................................................          (5)            (11)
   In excess of net investment income:
     Common Share Class ......................................................................          --              --
     Investor Share Class ....................................................................          --              --
   Net realized gains:
     Common Share Class ......................................................................          --              --
     Investor Share Class ....................................................................          --              --
   In excess of net realized gains:
     Common Share Class ......................................................................          --              --
     Investor Share Class ....................................................................          --              --
                                                                                               -----------     -----------
   Total dividends distributed ...............................................................        (528)         (1,246)
                                                                                               -----------     -----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .............................................................       1,093           3,075
     Shares issued in lieu of distributions ..................................................           9              15
     Cost of shares repurchased ..............................................................      (5,348)         (7,604)
                                                                                               -----------     -----------
   Increase (decrease) in net assets derived from Common Share Class transactions ............      (4,246)         (4,514)
                                                                                               -----------     -----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued .............................................................          85              36
     Shares issued in lieu of distributions ..................................................           5              11
     Cost of shares repurchased ..............................................................         (33)           (187)
                                                                                               -----------     -----------
     Increase (decrease) in net assets derived from Investor Share Class transactions ........          57            (140)
                                                                                               -----------     -----------
     Increase (decrease) in net assets derived from capital share transactions ...............      (4,189)         (4,654)
                                                                                               -----------     -----------

   Net increase(decrease) in net assets ......................................................      (4,158)         (2,846)
 NET ASSETS INCLUDING LINE (A):
   Beginning of period .......................................................................      27,226          30,072
                                                                                               -----------     -----------
   End of period ............................................................................. $    23,068     $    27,226
                                                                                               ===========     ===========

   (A) Undistributed (distribution in excess of) net investment income ....................... $         1     $         2
                                                                                               ===========     ===========

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...........................................................................         103             307
     Shares issued in lieu of distributions ..................................................           1               2
     Shares repurchased ......................................................................        (507)           (760)
                                                                                               -----------     -----------
       Total Common Share Class transactions .................................................        (403)           (451)
                                                                                               -----------     -----------
   INVESTOR SHARE CLASS:
     Shares issued ...........................................................................           8               4
     Shares issued in lieu of distributions ..................................................           1               1
     Shares repurchased ......................................................................          (3)            (19)
                                                                                               -----------     -----------
       Total Investor Share Class transactions ...............................................           6             (14)
                                                                                               -----------     -----------
       Net increase (decrease) in capital shares .............................................        (397)           (465)
                                                                                               ===========     ===========

------------------------------------------------------------------------
(1)  Commenced operations on December 18, 2000.




-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  EUROPE
                                                                               EQUITY GROWTH                      BALANCED
                                                                                 FUND(US)(1)                       FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2001           2000               2001        2000
------------------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ....................................... $        (8)    $       (2)      $      826     $     1,887
   Net realized gain (loss) from security and foreign
     currency transactions ............................................      (1,216)            --               56           5,865
   Net increase from payments by affiliates/service provider(s) .......          17            333               --              --
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency transactions ................................      (3,588)          (227)          (4,137)        (11,429)
                                                                        -----------     ----------       ----------     -----------
   Net increase (decrease) in net assets resulting from operations ....      (4,795)           104           (3,255)         (3,677)
                                                                        -----------     ----------       ----------     -----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ...............................................          --             --             (827)         (1,838)
     Investor Share Class .............................................          --             --              (20)            (49)
   In excess of net investment income:
     Common Share Class ...............................................          --             --               --             (14)
     Investor Share Class .............................................          --             --               --              (1)
   Net realized gains:
     Common Share Class ...............................................          --             --           (1,112)         (6,587)
     Investor Share Class .............................................          --             --              (32)           (226)
   In excess of net realized gains:
     Common Share Class ...............................................          --             --               --              --
     Investor Share Class .............................................          --             --               --              --
                                                                        -----------     ----------       ----------     -----------
   Total dividends distributed ........................................          --             --           (1,991)         (8,715)
                                                                        -----------     ----------       ----------     -----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued ......................................          30         20,000            8,580          13,423
     Shares issued in lieu of distributions ...........................          --             --            1,736           7,478
     Cost of shares repurchased .......................................          --             --           (8,835)        (20,963)
                                                                        -----------     ----------       ----------     -----------
   Increase (decrease) in net assets derived from Common Share ........          30        20,000             1,481             (62)
                                                                        -----------     ----------       ----------     -----------

   INVESTOR SHARE CLASS:
     Proceeds from shares issued ......................................         --            --                  9               9
     Shares issued in lieu of distributions ...........................         --            --                 51             272
     Cost of shares repurchased .......................................         --            --               (337)           (676)
                                                                        -----------     ----------       ----------     -----------
     Increase (decrease) in net assets derived from Investor Share ....         --            --               (277)           (395)
                                                                        -----------     ----------       ----------     -----------
     Increase (decrease) in net assets derived from capital
      share transactions ..............................................          30         20,000            1,204            (457)
                                                                        -----------     ----------       ----------     -----------

  Net increase(decrease) in net assets ................................      (4,765)        20,104           (4,042)        (12,849)

NET ASSETS INCLUDING LINE (A):
  Beginning of period .................................................      20,104             --           74,520          87,369
                                                                        -----------     ----------       ----------     -----------
  End of period ....................................................... $    15,339     $   20,104       $   70,478     $    74,520
                                                                        ===========     ==========       ==========     ===========
  (A) Undistributed (distribution in excess of) net investment income . $        (8)    $       --       $      (20)    $         1
                                                                        ===========     ==========       ==========     ===========

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ....................................................           4          2,000              865           1,167
     Shares issued in lieu of distributions ...........................          --             --              180             699
     Shares repurchased ...............................................          --             --             (893)         (1,839)
                                                                        -----------     ----------       ----------     -----------
       Total Common Share Class transactions ..........................           4          2,000              152              27
                                                                        -----------     ----------       ----------     -----------
   INVESTOR SHARE CLASS:
     Shares issued ....................................................          --             --                1               1
     Shares issued in lieu of distributions ...........................          --             --                5              25
     Shares repurchased ...............................................          --             --              (33)            (58)
                                                                        -----------     ----------       ----------     -----------
       Total Investor Share Class transactions ........................          --             --              (27)            (32)
                                                                        -----------     ----------       ----------     -----------
       Net increase (decrease) in capital shares ......................           4          2,000              125              (5)
                                                                        ===========     ==========       ==========     ===========




-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                  VALUE                            GROWTH
                                                                                FUND(US)                          FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2001            2000              2001            2000
------------------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ....................................... $       532    $      1,177     $      (195)   $       (509)
   Net realized gain (loss) from security and foreign
     currency transactions ............................................       4,031             761         (12,128)          9,858
   Net increase from payments by affiliates/service provider(s) .......          --              --              --              --
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency transactions ................................      (7,537)         (3,468)        (25,865)        (22,753)
                                                                        -----------    ------------     -----------    ------------
   Net increase (decrease) in net assets resulting from operations ....      (2,974)         (1,530)        (38,188)        (13,404)
                                                                        -----------    ------------     -----------    ------------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ...............................................        (530)         (1,170)             --              --
     Investor Share Class .............................................          (2)             (9)             --              --
   In excess of net investment income:
     Common Share Class ...............................................          --              --              --              --
     Investor Share Class .............................................          --              --              --              --
   Net realized gains:
     Common Share Class ...............................................        (571)         (9,205)            (25)        (12,929)
     Investor Share Class .............................................          (6)           (169)             --            (182)
   In excess of net realized gains:
     Common Share Class ...............................................          --              --              --          (1,881)
     Investor Share Class .............................................          --              --              --             (27)
                                                                        -----------    ------------     -----------    ------------
   Total dividends distributed ........................................      (1,109)      (10,553)              (25)        (15,019)
                                                                        -----------    ------------     -----------    ------------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued ......................................      27,630          24,464          41,417          97,392
     Shares issued in lieu of distributions ...........................         499           4,605              12           8,704
     Cost of shares repurchased .......................................     (14,695)        (39,487)        (22,893)        (46,025)
                                                                        -----------    ------------     -----------    ------------
   Increase (decrease) in net assets derived from Common Share ........      13,434         (10,418)         18,536          60,071
                                                                        -----------    ------------     -----------    ------------

   INVESTOR SHARE CLASS:
     Proceeds from shares issued ......................................          45             140              15              55
     Shares issued in lieu of distributions ...........................           7             173              --             207
     Cost of shares repurchased .......................................        (852)         (1,269)           (324)           (658)
                                                                        -----------    ------------     -----------    ------------
     Increase (decrease) in net assets derived from Investor Share ....        (800)           (956)           (309)           (396)
                                                                        -----------    ------------     -----------    ------------
     Increase (decrease) in net assets derived from capital
      share transactions ..............................................      12,634         (11,374)         18,227          59,675
                                                                        -----------    ------------     -----------    ------------

  Net increase(decrease) in net assets ................................       8,551         (23,457)        (19,986)         31,252

NET ASSETS INCLUDING LINE (A):
  Beginning of period .................................................     133,592         157,049         230,824         199,572
                                                                        -----------    ------------     -----------    ------------
  End of period ....................................................... $   142,143    $    133,592     $   210,838    $    230,824
                                                                        ===========    ============     ===========    ============
  (A) Undistributed (distribution in excess of) net investment income . $        --    $         --     $      (195)   $         --
                                                                        ===========    ============     ===========    ============

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ....................................................       2,410           2,067           2,965           5,483
     Shares issued in lieu of distributions ...........................          44             416               1             536
     Shares repurchased ...............................................      (1,270)         (3,288)         (1,653)         (2,631)
                                                                        -----------    ------------     -----------    ------------
       Total Common Share Class transactions ..........................       1,184            (805)          1,313           3,388
                                                                        -----------    ------------     -----------    ------------
   INVESTOR SHARE CLASS:
     Shares issued ....................................................           4              12               1               3
     Shares issued in lieu of distributions ...........................           1              16              --              13
     Shares repurchased ...............................................         (74)           (107)            (23)            (37)
                                                                        -----------    ------------     -----------    ------------
       Total Investor Share Class transactions ........................         (69)            (79)            (22)            (21)
                                                                        -----------    ------------     -----------    ------------
       Net increase (decrease) in capital shares ......................       1,115            (884)          1,291           3,367
                                                                        ===========    ============     ===========    ============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                          42-43

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (000)

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED DECEMBER 31,


                                                                                                      INTERNATIONAL
                                                                                                         EQUITY
                                                                                                        FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2001           2000
------------------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ............................................................   $       227     $      (360)
   Net realized gain (loss) from security and foreign
     currency transactions .................................................................        (2,865)         17,842
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency transactions .....................................................       (24,147)        (67,872)
                                                                                               -----------     -----------
   Net increase (decrease) in net assets resulting from operations .........................       (26,785)        (50,390)
                                                                                               -----------     -----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ....................................................................            --              --
     Investor Share Class ..................................................................            --              --
   Net realized gains:
     Common Share Class ....................................................................        (6,733)        (13,587)
     Investor Share Class ..................................................................          (130)           (240)
   In excess of net realized gains:
     Common Share Class ....................................................................            --              --
     Investor Share Class ..................................................................            --              --
   Paid in capital:
     Common Share Class ....................................................................            --              --
     Investor Share Class ..................................................................            --              --
                                                                                               -----------     -----------
       Total dividends distributed .........................................................        (6,863)        (13,827)
                                                                                               -----------     -----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued ...........................................................        26,753         251,081
     Shares issued in lieu of distributions ................................................         2,959           5,092
     Cost of shares repurchased ............................................................       (30,090)       (267,376)
                                                                                               -----------     -----------
     Increase (decrease) in net assets derived from Common Share Class transactions ........          (378)        (11,203)
                                                                                               -----------     -----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued ...........................................................           179           2,686
     Shares issued in lieu of distributions ................................................           123             239
     Cost of shares repurchased ............................................................          (508)         (1,235)
                                                                                               -----------     -----------
     Increase (decrease) in net assets derived from Investor Share Class transactions ......          (206)          1,690
                                                                                               -----------     -----------
     Increase (decrease) in net assets derived from capital share transactions .............          (584)         (9,513)
                                                                                               -----------     -----------
   Net increase(decrease) in net assets ....................................................       (34,232)        (73,730)
 NET ASSETS INCLUDING LINE (A):
   Beginning of period .....................................................................       133,552         207,282
                                                                                               -----------     -----------
   End of period ...........................................................................   $    99,320     $   133,552
                                                                                               ===========     ===========
   (A) Undistributed (distribution in excess of) net investment income .....................   $      (664)    $      (891)
                                                                                               ===========     ===========
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued .........................................................................         1,660          10,915
     Shares issued in lieu of distributions ................................................           223             277
     Shares repurchased ....................................................................        (1,879)        (12,029)
                                                                                               -----------     -----------
       Total Common Share Class transactions ...............................................             4            (837)
                                                                                               -----------     -----------
   INVESTOR SHARE CLASS:
     Shares issued .........................................................................            11             116
     Shares issued in lieu of distributions ................................................             9              13
     Shares repurchased ....................................................................           (33)            (62)
                                                                                               -----------     -----------
       Total Investor Share Class transactions .............................................           (13)             67
                                                                                               -----------     -----------
       Net increase (decrease) in capital shares ...........................................            (9)           (770)
                                                                                               ===========     ===========

 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   SMALL CAP                     REAL ESTATE
                                                                                    FUND(US)                       FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              2001            2000            2001          2000
-----------------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ......................................... $       (21)    $        91      $      373    $      745
   Net realized gain (loss) from security and foreign
     currency transactions ..............................................        (443)           (271)            412          (536)
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency transactions ..................................       1,907           4,253             154         3,128
                                                                          -----------     -----------      ----------    ----------
   Net increase (decrease) in net assets resulting from operations ......       1,443           4,073             939         3,337
                                                                          -----------     -----------      ----------    ----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class .................................................         (61)             --            (373)         (591)
     Investor Share Class ...............................................          --              --              --            --
   Net realized gains:
     Common Share Class .................................................          --          (5,046)             --            --
     Investor Share Class ...............................................          --             (49)             --            --
   In excess of net realized gains:
     Common Share Class .................................................          --          (2,082)             --            --
     Investor Share Class ...............................................          --             (20)             --            --
   Paid in capital:
     Common Share Class .................................................          --              --              --          (154)
     Investor Share Class ...............................................          --              --              --            --
                                                                          -----------     -----------      ----------    ----------
       Total dividends distributed ......................................         (61)         (7,197)           (373)         (745)
                                                                          -----------     -----------      ----------    ----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued ........................................      10,142          53,544           2,132        18,104
     Shares issued in lieu of distributions .............................          13           1,614             153           224
     Cost of shares repurchased .........................................      (9,770)        (35,186)         (6,315)       (6,697)
                                                                          -----------     -----------      ----------    ----------
     Increase (decrease) in net assets derived from Common
        Share Class transactions ........................................         385          19,972          (4,030)       11,631
                                                                          -----------     -----------      ----------    ----------

   INVESTOR SHARE CLASS:
     Proceeds from shares issued ........................................          51           6,410              --            --
     Shares issued in lieu of distributions .............................          --              53              --            --
     Cost of shares repurchased .........................................        (151)         (6,504)             --           (31)
                                                                          -----------     -----------      ----------    ----------
     Increase (decrease) in net assets derived from Investor
        Share Class transactions ........................................        (100)            (41)             --           (31)
                                                                          -----------     -----------      ----------    ----------
     Increase (decrease) in net assets derived from capital
        share transactions ..............................................         285          19,931          (4,030)       11,600
                                                                          -----------     -----------      ----------    ----------
   Net increase(decrease) in net assets .................................       1,667          16,807          (3,464)       14,192

 NET ASSETS INCLUDING LINE (A):
   Beginning of period ..................................................      73,280          56,473          21,744         7,552
                                                                          -----------     -----------      ----------    ----------
   End of period ........................................................ $    74,947     $    73,280      $   18,280    $   21,744
                                                                          ===========     ===========      ==========    ==========
   (A) Undistributed (distribution in excess of) net
        investment income ............................................... $       (20)    $        62      $       --    $       --
                                                                          ===========     ===========      ==========    ==========
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ......................................................         791           3,734             233        2,059
     Shares issued in lieu of distributions .............................           1             117              16           32
     Shares repurchased .................................................        (754)         (2,394)           (684)        (771)
                                                                          -----------     -----------      ----------    ----------
       Total Common Share Class transactions ............................          38           1,457            (435)       1,320
                                                                          -----------     -----------      ----------    ----------
   INVESTOR SHARE CLASS:
     Shares issued ......................................................           4             449              --            --
     Shares issued in lieu of distributions .............................          --               4              --            --
     Shares repurchased .................................................         (12)           (450)             --            (3)
                                                                          -----------     -----------      ----------    ----------
       Total Investor Share Class transactions ..........................          (8)              3              --            (3)
                                                                          -----------     -----------      ----------    ----------
       Net increase (decrease) in capital shares ........................          30           1,460            (435)        1,317
                                                                          ===========     ===========      ==========    ==========







-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               LATIN AMERICA
                                                                                 ASIAN TIGERS                      EQUITY
                                                                                   FUND(US)                       FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               2001         2000             2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
   Net investment income (loss) .........................................  $       28    $      (52)      $       81    $      (51)
   Net realized gain (loss) from security and foreign
     currency transactions ..............................................        (979)        4,204              (92)        3,852
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency transactions ..................................        (470)      (18,265)             966        (9,961)
                                                                           ----------    ----------       ----------    ----------
   Net increase (decrease) in net assets resulting from operations ......      (1,421)      (14,113)             955        (6,160)
                                                                           ----------    ----------       ----------    ----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class .................................................          --            --               --            --
     Investor Share Class ...............................................          --            --               --            --
   Net realized gains:
     Common Share Class .................................................          --            --               --          (930)
     Investor Share Class ...............................................          --            --               --            --
   In excess of net realized gains:
     Common Share Class .................................................          --            --               --            --
     Investor Share Class ...............................................          --            --               --            --
   Paid in capital:
     Common Share Class .................................................          --            --               --            --
     Investor Share Class ...............................................          --            --               --            --
                                                                           ----------    ----------       ----------    ----------
       Total dividends distributed ......................................          --            --               --          (930)
                                                                           ----------    ----------       ----------    ----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued ........................................      40,249       139,819            1,694        25,766
     Shares issued in lieu of distributions .............................          --            --               --           242
     Cost of shares repurchased .........................................     (39,733)     (158,679)          (7,549)      (28,497)
                                                                           ----------    ----------       ----------    ----------
     Increase (decrease) in net assets derived from Common
        Share Class transactions ........................................         516       (18,860)          (5,855)       (2,489)
                                                                           ----------    ----------       ----------    ----------

   INVESTOR SHARE CLASS:
     Proceeds from shares issued ........................................         479         1,719               --            --
     Shares issued in lieu of distributions .............................          --            --               --            --
     Cost of shares repurchased .........................................        (514)       (1,699)              --            --
                                                                           ----------    ----------       ----------    ----------
     Increase (decrease) in net assets derived from Investor
        Share Class transactions ........................................         (35)           20               --            --
                                                                           ----------    ----------       ----------    ----------
     Increase (decrease) in net assets derived from capital
        share transactions ..............................................         481       (18,840)          (5,855)       (2,489)
                                                                           ----------    ----------       ----------    ----------
   Net increase(decrease) in net assets .................................        (940)      (32,953)          (4,900)       (9,579)

 NET ASSETS INCLUDING LINE (A):
   Beginning of period ..................................................      18,324        51,277           21,105        30,684
                                                                           ----------    ----------       ----------    ----------
   End of period ........................................................  $   17,384    $   18,324       $   16,205    $   21,105
                                                                           ==========    ==========       ==========    ==========
   (A) Undistributed (distribution in excess of) net
        investment income ...............................................  $       14    $      (14)      $       34    $      (47)
                                                                           ==========    ==========       ==========    ==========
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ......................................................       6,226        14,906              152         1,866
     Shares issued in lieu of distributions .............................          --            --               --            23
     Shares repurchased .................................................      (6,054)      (16,893)            (709)       (2,085)
                                                                           ----------    ----------       ----------    ----------
       Total Common Share Class transactions ............................         172        (1,987)            (557)         (196)
                                                                           ----------    ----------       ----------    ----------
   INVESTOR SHARE CLASS:
     Shares issued ......................................................          76           196               --            --
     Shares issued in lieu of distributions .............................          --            --               --            --
     Shares repurchased .................................................         (80)         (194)              --            --
                                                                           ----------    ----------       ----------    ----------
       Total Investor Share Class transactions ..........................          (4)            2               --            --
                                                                           ----------    ----------       ----------    ----------
       Net increase (decrease) in capital shares ........................         168        (1,985)            (557)         (196)
                                                                           ==========    ==========       ==========    ==========




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                          44-45

-------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED DECEMBER 31,



                                               NET ASSET                          REALIZED         DIVIDENDS     DISTRIBUTIONS
                                                 VALUE              NET        AND UNREALIZED      FROM NET          FROM
                                               BEGINNING        INVESTMENT        GAINS ON        INVESTMENT        CAPITAL
                                               OF PERIOD          INCOME         SECURITIES         INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
  TREASURY MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                          $1.00            $0.02             $0.00           $(0.02)          $0.00
   2000                                           1.00             0.06              0.00            (0.06)           0.00
   1999                                           1.00             0.05              0.00            (0.05)           0.00
   1998                                           1.00             0.05              0.00            (0.05)           0.00
   1997                                           1.00             0.05              0.00            (0.05)           0.00
   1996                                           1.00             0.05              0.00            (0.05)           0.00
   INVESTOR SHARE CLASS
   2001                                          $1.00            $0.02             $0.00           $(0.02)          $0.00
   2000                                           1.00             0.05              0.00            (0.05)           0.00
   1999                                           1.00             0.04              0.00            (0.04)           0.00
   1998                                           1.00             0.05              0.00            (0.05)           0.00
   1997                                           1.00             0.05              0.00            (0.05)           0.00
   1996                                           1.00             0.04              0.00            (0.04)           0.00
-----------------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                          $1.00            $0.02             $0.00           $(0.02)          $0.00
   2000                                           1.00             0.06              0.00            (0.06)           0.00
   1999                                           1.00             0.05              0.00            (0.05)           0.00
   1998                                           1.00             0.05              0.00            (0.05)           0.00
   1997                                           1.00             0.05              0.00            (0.05)           0.00
   1996                                           1.00             0.05              0.00            (0.05)           0.00
   INVESTOR SHARE CLASS
   2001                                          $1.00            $0.02             $0.00           $(0.02)          $0.00
   2000                                           1.00             0.06              0.00            (0.06)           0.00
   1999                                           1.00             0.04              0.00            (0.04)           0.00
   1998                                           1.00             0.05              0.00            (0.05)           0.00
   1997                                           1.00             0.05              0.00            (0.05)           0.00
   1996                                           1.00             0.05              0.00            (0.05)           0.00
-----------------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                          $1.00            $0.03             $0.00           $(0.03)          $0.00
   2000                                           1.00             0.06              0.00            (0.06)           0.00
   1999                                           1.00             0.05              0.00            (0.05)           0.00
   1998                                           1.00             0.05              0.00            (0.05)           0.00
   1997                                           1.00             0.05              0.00            (0.05)           0.00
   1996                                           1.00             0.05              0.00            (0.05)           0.00
   INVESTOR SHARE CLASS
   2001                                          $1.00            $0.02             $0.00           $(0.02)          $0.00
   2000                                           1.00             0.06              0.00            (0.06)           0.00
   1999                                           1.00             0.05              0.00            (0.05)           0.00
   1998                                           1.00             0.05              0.00            (0.05)           0.00
   1997                                           1.00             0.05              0.00            (0.05)           0.00
   1996                                           1.00             0.05              0.00            (0.05)           0.00
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                 RATIO OF NET
                                                                                                  RATIO OF        INVESTMENT
                                             NET ASSET                         NET ASSETS         EXPENSES          INCOME
                                             VALUE END          TOTAL            END OF          TO AVERAGE       TO AVERAGE
                                             OF PERIOD         RETURN         PERIOD (000)       NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
  TREASURY MONEY MARKET FUND(US)
---------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                        $1.00             2.37%*         $ 270,653           0.34%+           4.68%+
   2000                                         1.00             5.85             219,437           0.35             5.67
   1999                                         1.00             4.63             327,906           0.36             4.53
   1998                                         1.00             4.90             328,222           0.37             4.79
   1997                                         1.00             4.97             188,761           0.33             4.86
   1996                                         1.00             4.80             156,455           0.44             4.70
   INVESTOR SHARE CLASS
   2001                                        $1.00             2.24%*         $  14,807           0.59%+           4.43%+
   2000                                         1.00             5.59              13,422           0.60             5.42
   1999                                         1.00             4.37              11,696           0.61             4.28
   1998                                         1.00             4.64              17,625           0.62             4.54
   1997                                         1.00             4.70               6,722           0.58             4.60
   1996                                         1.00             4.54              10,910           0.69             4.45
---------------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT MONEY MARKET FUND(US)
---------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                        $1.00             2.47%*         $ 653,891           0.32%+           4.89%+
   2000                                         1.00             6.08             589,752           0.33             5.92
   1999                                         1.00             4.87             464,520           0.33             4.78
   1998                                         1.00             5.24             396,797           0.35             5.12
   1997                                         1.00             5.33             255,259           0.32             5.21
   1996                                         1.00             5.08             256,392           0.44             4.96
   INVESTOR SHARE CLASS
   2001                                        $1.00             2.31%*         $  40,869           0.64%+           4.57%+
   2000                                         1.00             5.74              76,097           0.65             5.60
   1999                                         1.00             4.53              96,031           0.65             4.46
   1998                                         1.00             4.91              89,497           0.67             4.80
   1997                                         1.00             5.05               8,932           0.59             4.95
   1996                                         1.00             4.82               5,093           0.69             4.71
---------------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET FUND(US)
---------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                        $1.00             2.55%*         $  48,279           0.36%+           5.12%+
   2000                                         1.00             6.21              44,274           0.33             5.81
   1999                                         1.00             4.98           1,138,123           0.32             4.88
   1998                                         1.00             5.33             941,295           0.33             5.21
   1997                                         1.00             5.41             737,736           0.32             5.29
   1996                                         1.00             5.13             598,715           0.43             5.02
   INVESTOR SHARE CLASS
   2001                                        $1.00             2.37%*         $ 151,989           0.72%+           4.76%+
   2000                                         1.00             5.83             231,648           0.69             5.45
   1999                                         1.00             4.60             247,655           0.68             4.52
   1998                                         1.00             4.97             219,576           0.69             4.85
   1997                                         1.00             5.12               1,282           0.59             5.00
   1996                                         1.00             4.87               1,466           0.68             4.77
---------------------------------------------------------------------------------------------------------------------------------


                                                                 RATIO OF NET
                                                                  INVESTMENT
                                             RATIO OF EXPENSES     INCOME
                                                 TO AVERAGE       TO AVERAGE
                                                 NET ASSETS       NET ASSETS
                                                 (EXCLUDING       (EXCLUDING
                                                  WAIVERS)         WAIVERS)
-----------------------------------------------------------------------------
  TREASURY MONEY MARKET FUND(US)
-----------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                             0.57%+           4.45%+
   2000                                             0.58             5.44
   1999                                             0.59             4.30
   1998                                             0.59             4.58
   1997                                             0.57             4.62
   1996                                             0.59             4.55
   INVESTOR SHARE CLASS
   2001                                             1.07%+           3.95%+
   2000                                             1.08             4.94
   1999                                             1.09             3.80
   1998                                             1.09             4.08
   1997                                             0.88             4.30
   1996                                             0.84             4.30
-----------------------------------------------------------------------------
  GOVERNMENT MONEY MARKET FUND(US)
-----------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                             0.40%+           4.81%+
   2000                                             0.41             5.84
   1999                                             0.41             4.70
   1998                                             0.42             5.04
   1997                                             0.40             5.13
   1996                                             0.44             4.96
   INVESTOR SHARE CLASS
   2001                                             0.90%+           4.31%+
   2000                                             0.91             5.34
   1999                                             0.91             4.20
   1998                                             0.92             4.54
   1997                                             0.72             4.82
   1996                                             0.69             4.71
-----------------------------------------------------------------------------
  MONEY MARKET FUND(US)
-----------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                             0.59%+           4.89%+
   2000                                             0.56             5.58
   1999                                             0.55             4.65
   1998                                             0.56             4.98
   1997                                             0.56             5.05
   1996                                             0.58             4.87
   INVESTOR SHARE CLASS
   2001                                             1.09%+           4.39%+
   2000                                             1.06             5.08
   1999                                             1.05             4.15
   1998                                             1.06             4.48
   1997                                             0.85             4.74
   1996                                             0.83             4.62
-----------------------------------------------------------------------------
+     Annualized

*     Not annualized






   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                           46-47

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED DECEMBER 31,



                                               NET ASSET                          REALIZED         DIVIDENDS     DISTRIBUTIONS
                                                 VALUE              NET        AND UNREALIZED      FROM NET          FROM
                                               BEGINNING        INVESTMENT     GAINS (LOSSES)     INVESTMENT        CAPITAL
                                               OF PERIOD          INCOME        ON SECURITIES       INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                         $ 1.00            $0.01            $ 0.00           $(0.01)         $ 0.00
   2000                                           1.00             0.04              0.00            (0.04)           0.00
   1999                                           1.00             0.03              0.00            (0.03)           0.00
   1998                                           1.00             0.03              0.00            (0.03)           0.00
   1997                                           1.00             0.03              0.00            (0.03)           0.00
   1996                                           1.00             0.03              0.00            (0.03)           0.00
   INVESTOR SHARE CLASS
   2001                                         $ 1.00            $0.01            $ 0.00           $(0.01)         $ 0.00
   2000                                           1.00             0.04              0.00            (0.04)           0.00
   1999                                           1.00             0.03              0.00            (0.03)           0.00
   1998                                           1.00             0.03              0.00            (0.03)           0.00
   1997                                           1.00             0.03              0.00            (0.03)           0.00
   1996                                           1.00             0.03              0.00            (0.03)           0.00
-----------------------------------------------------------------------------------------------------------------------------------
  FIXED INCOME FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                         $ 9.95            $0.29            $(0.04)          $(0.29)          $0.00
   2000                                           9.57             0.59              0.39            (0.60)           0.00
   1999                                          10.36             0.57             (0.78)           (0.57)          (0.01)
   1998                                          10.35             0.57              0.16            (0.59)          (0.13)
   1997                                          10.06             0.60              0.30            (0.60)          (0.01)
   1996                                          10.32             0.59             (0.26)           (0.59)           0.00
   INVESTOR SHARE CLASS
   2001                                         $10.01            $0.26            $(0.03)          $(0.27)         $ 0.00
   2000                                           9.62             0.58              0.36            (0.55)           0.00
   1999                                          10.41             0.53             (0.79)           (0.52)          (0.01)
   1998                                          10.38             0.53              0.17            (0.54)          (0.13)
   1997                                          10.09             0.59              0.29            (0.58)          (0.01)
   1996                                          10.35             0.57             (0.26)           (0.57)           0.00
-----------------------------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT FIXED INCOME FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                         $10.50            $0.21            $ 0.01           $(0.21)         $ 0.00
   2000                                           9.84             0.45              0.66            (0.45)           0.00
   1999                                          10.53             0.44             (0.69)           (0.44)           0.00
   1998                                          10.41             0.47              0.12            (0.47)           0.00
   1997                                           9.99             0.49              0.42            (0.49)           0.00
   1996                                          10.20             0.50             (0.21)           (0.50)           0.00
   INVESTOR SHARE CLASS
   2001                                         $10.48            $0.18            $ 0.02           $(0.19)         $ 0.00
   2000                                           9.81             0.40              0.67            (0.40)           0.00
   1999                                          10.51             0.39             (0.70)           (0.39)           0.00
   1998                                          10.39             0.42              0.12            (0.42)           0.00
   1997                                           9.97             0.47              0.41            (0.46)           0.00
   1996                                          10.18             0.43             (0.17)           (0.47)           0.00
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                               RATIO OF NET
                                                                                                RATIO OF        INVESTMENT
                                               NET ASSET                     NET ASSETS         EXPENSES          INCOME
                                               VALUE END         TOTAL         END OF          TO AVERAGE       TO AVERAGE
                                               OF PERIOD        RETURN      PERIOD (000)       NET ASSETS       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                        $  1.00           1.51%*        $383,522            0.32%+          3.02%+
   2000                                           1.00           3.87           416,864            0.32            3.80
   1999                                           1.00           3.01           284,455            0.35            2.96
   1998                                           1.00           3.21           272,834            0.35            3.17
   1997                                           1.00           3.36           250,260            0.33            3.32
   1996                                           1.00           3.14           187,629            0.40            3.10
   INVESTOR SHARE CLASS
   2001                                        $  1.00           1.38%*        $ 41,173            0.57%+          2.77%+
   2000                                           1.00           3.61            65,046            0.57            3.55
   1999                                           1.00           2.75            66,130            0.60            2.71
   1998                                           1.00           2.96            67,480            0.60            2.92
   1997                                           1.00           3.10             2,978            0.58            3.07
   1996                                           1.00           2.88             2,807            0.65            2.85
-----------------------------------------------------------------------------------------------------------------------------------
  FIXED INCOME FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                        $  9.91           2.66%*        $199,936            0.74%+          5.81%+
   2000                                           9.95          10.60           184,907            0.72            6.11
   1999                                           9.57          (2.11)          189,048            0.69            5.70
   1998                                          10.36           7.13           171,753            0.72            5.43
   1997                                          10.35           9.22           141,148            0.71            5.95
   1996                                          10.06           3.42           123,930            0.73            5.92
   INVESTOR SHARE CLASS
   2001                                        $  9.97           2.39%*        $  1,525            1.24%+          5.31%+
   2000                                          10.01          10.07               250            1.22            5.61
   1999                                           9.62          (2.58)              402            1.19            5.20
   1998                                          10.41           6.81               436            1.18            4.97
   1997                                          10.38           8.92               428            0.96            5.71
   1996                                          10.09           3.24               459            0.98            5.65
-----------------------------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT FIXED INCOME FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                       $  10.51           2.15%*        $ 22,756            1.06%+          4.02%+
   2000                                          10.50          11.59            26,971            0.97            4.42
   1999                                           9.84          (2.45)           29,694            0.89            4.27
   1998                                          10.53           5.79            35,161            0.83            4.44
   1997                                          10.41           9.36            40,441            0.73            4.84
   1996                                           9.99           2.96            39,756            0.73            4.95
   INVESTOR SHARE CLASS
   2001                                       $  10.49           1.90%*        $    312            1.56%+          3.52%+
   2000                                          10.48          11.16               255            1.47            3.92
   1999                                           9.81          (3.03)              378            1.39            3.77
   1998                                          10.51           5.31               562            1.29            3.98
   1997                                          10.39           9.11               537            0.98            4.59
   1996                                           9.97           2.70               680            0.98            4.70
-----------------------------------------------------------------------------------------------------------------------------------






                                                                     RATIO OF NET
                                                                     INVESTMENT
                                                 RATIO OF EXPENSES     INCOME
                                                    TO AVERAGE       TO AVERAGE
                                                    NET ASSETS       NET ASSETS     PORTFOLIO
                                                    (EXCLUDING       (EXCLUDING     TURNOVER
                                                     WAIVERS)         WAIVERS)        RATE
----------------------------------------------------------------------------------------------
  TAX-EXEMPT MONEY MARKET FUND(US)
----------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                                0.55%+            2.79%+        N/A
   2000                                                0.55              3.57          N/A
   1999                                                0.58              2.73          N/A
   1998                                                0.56              2.95          N/A
   1997                                                0.57              3.08          N/A
   1996                                                0.56              2.94          N/A
   INVESTOR SHARE CLASS
   2001                                                1.05%+            2.29%+        N/A
   2000                                                1.05              3.07          N/A
   1999                                                1.08              2.23          N/A
   1998                                                1.06              2.45          N/A
   1997                                                0.89              2.76          N/A
   1996                                                0.81              2.69          N/A
----------------------------------------------------------------------------------------------
  FIXED INCOME FUND(US)
----------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                                0.84%+            5.71%+         32%*
   2000                                                0.84              6.00           87
   1999                                                0.84              5.55          229
   1998                                                0.86              5.28          157
   1997                                                0.81              5.85          233
   1996                                                0.83              5.82          194
   INVESTOR SHARE CLASS
   2001                                                1.34%+            5.21%+         32%*
   2000                                                1.34              5.50           87
   1999                                                1.34              5.05          229
   1998                                                1.32              4.82          157
   1997                                                1.12              5.55          233
   1996                                                1.08              5.55          194
----------------------------------------------------------------------------------------------
  TAX-EXEMPT FIXED INCOME FUND(US)
----------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                                1.16%+            3.92%+         34%*
   2000                                                1.09              4.31           86
   1999                                                1.04              4.12           80
   1998                                                0.97              4.30           41
   1997                                                0.84              4.73           54
   1996                                                0.85              4.83           98
   INVESTOR SHARE CLASS
   2001                                                1.66%+            3.42%+         34%*
   2000                                                1.59              3.81           86
   1999                                                1.54              3.62           80
   1998                                                1.43              3.84           41
   1997                                                1.14              4.43           54
   1996                                                1.10              4.58           98
----------------------------------------------------------------------------------------------
+     Annualized

*     Not annualized




   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                           48-49

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED DECEMBER 31,



                                           NET ASSET                   REALIZED AND   NET INCREASE    DIVIDENDS    DISTRIBUTIONS
                                             VALUE           NET        UNREALIZED        FROM        FROM NET         FROM
                                           BEGINNING     INVESTMENT   GAINS (LOSSES)    PAYMENTS     INVESTMENT       CAPITAL
                                           OF PERIOD       INCOME      ON SECURITIES  BY AFFILIATES    INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------------------
  EUROPE EQUITY GROWTH FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                     $ 10.05         $0.00        $ (2.41)         $0.01         $0.00         $ 0.00
   2000 (1)                                   10.00          0.00          (0.12)          0.17          0.00           0.00
------------------------------------------------------------------------------------------------------------------------------------
  BALANCED FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                     $ 10.21         $0.11        $ (0.56)         $0.00        $(0.12)        $(0.15)
   2000                                       11.96          0.27          (0.76)          0.00         (0.27)         (0.99)
   1999                                       11.83          0.24           0.98           0.00         (0.24)         (0.85)
   1998                                       12.73          0.27           0.82           0.00         (0.27)         (1.72)
   1997                                       10.98          0.32           2.06           0.00         (0.32)         (0.31)
   1996                                       10.75          0.35           1.02           0.00         (0.35)         (0.79)
   INVESTOR SHARE CLASS
   2001                                     $ 10.22         $0.09        $ (0.56)         $0.00        $(0.09)        $(0.15)
   2000                                       11.99          0.21          (0.78)          0.00         (0.21)         (0.99)
   1999                                       11.86          0.18           0.98           0.00         (0.18)         (0.85)
   1998                                       12.73          0.21           0.85           0.00         (0.21)         (1.72)
   1997                                       10.98          0.30           2.06           0.00         (0.30)         (0.31)
   1996                                       10.75          0.30           1.04           0.00         (0.32)         (0.79)
------------------------------------------------------------------------------------------------------------------------------------
  VALUE FUND(US)
------------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                     $ 11.68         $0.04        $ (0.30)         $0.00        $(0.04)        $(0.05)
   2000                                       12.75          0.10          (0.24)          0.00         (0.10)         (0.83)
   1999                                       12.33          0.14           1.23           0.00         (0.14)         (0.81)
   1998                                       16.51          0.19           0.86           0.00         (0.19)         (5.04)
   1997                                       13.24          0.24           3.75           0.00         (0.24)         (0.48)
   1996                                       12.26          0.29           2.18           0.00         (0.29)         (1.20)
   INVESTOR SHARE CLASS
   2001                                     $ 11.67         $0.02        $ (0.32)         $0.00        $(0.01)        $(0.05)
   2000                                       12.74          0.04          (0.24)          0.00         (0.04)         (0.83)
   1999                                       12.32          0.07           1.24           0.00         (0.08)         (0.81)
   1998                                       16.54          0.12           0.82           0.00         (0.12)         (5.04)
   1997                                       13.26          0.20           3.76           0.00         (0.20)         (0.48)
   1996                                       12.28          0.25           2.18           0.00         (0.25)         (1.20)
------------------------------------------------------------------------------------------------------------------------------------



   (1) Commenced operations on December 18, 2000. All ratios except the total return for the period have been annualized.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                         RATIO OF NET
                                                                                          RATIO OF        INVESTMENT
                                         NET ASSET                     NET ASSETS         EXPENSES          INCOME
                                         VALUE END         TOTAL         END OF          TO AVERAGE       TO AVERAGE
                                         OF PERIOD        RETURN      PERIOD (000)       NET ASSETS       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
  EUROPE EQUITY GROWTH FUND(US)
-----------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                 $   7.65         (23.88)%*      $ 15,339             1.89%          (0.09)%
   2000 (1)                                10.05           0.50           20,104             1.54           (0.33)
-----------------------------------------------------------------------------------------------------------------------
  BALANCED FUND(US)
-----------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                 $   9.49          (4.45)%*      $ 68,492             1.04%+          2.27%+
   2000                                    10.21          (4.27)          72,106             1.01            2.30
   1999                                    11.96          10.55           84,151             1.00            1.96
   1998                                    11.83           9.97           75,793             1.03            2.06
   1997                                    12.73          22.10           68,523             0.93            2.68
   1996                                    10.98          13.15           54,546             0.94            3.14
   INVESTOR SHARE CLASS
   2001                                 $   9.51          (4.59)%*      $  1,986             1.54%+          1.77%+
   2000                                    10.22          (4.93)           2,414             1.51            1.80
   1999                                    11.99           9.97            3,218             1.50            1.46
   1998                                    11.86           9.72            3,657             1.49            1.60
   1997                                    12.73          21.80            4,157             1.18            2.43
   1996                                    10.98          12.86            3,710             1.19            2.89
-----------------------------------------------------------------------------------------------------------------------
  VALUE FUND(US)
-----------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                 $  11.33          (2.24)%*      $140,709             1.07%+          0.76%+
   2000                                    11.68          (0.68)         131,303             1.06            0.85
   1999                                    12.75          11.14          153,551             1.03            1.07
   1998                                    12.33           5.47          170,945             1.05            1.23
   1997                                    16.51          30.49          220,618             1.01            1.57
   1996                                    13.24          20.43          164,710             1.03            2.19
   INVESTOR SHARE CLASS
   2001                                 $  11.31          (2.57)%*      $  1,434             1.57%+          0.26%+
   2000                                    11.67          (1.17)           2,289             1.56            0.35
   1999                                    12.74          10.67            3,498             1.53            0.57
   1998                                    12.32           4.66            1,624             1.50            0.78
   1997                                    16.54          30.20            1,965             1.26            1.32
   1996                                    13.26          20.09            1,672             1.28            1.94
-----------------------------------------------------------------------------------------------------------------------



                                                     RATIO OF NET
                                                      INVESTMENT
                                  RATIO OF EXPENSES     INCOME
                                     TO AVERAGE       TO AVERAGE
                                     NET ASSETS       NET ASSETS     PORTFOLIO
                                     (EXCLUDING       (EXCLUDING     TURNOVER
                                      WAIVERS)         WAIVERS)        RATE
-------------------------------------------------------------------------------
  EUROPE EQUITY GROWTH FUND(US)
-------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                 1.89%+            (0.09)%+       13%
   2000 (1)                             1.54             (0.33)          --
-------------------------------------------------------------------------------
  BALANCED FUND(US)
-------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                 1.04%+            2.27%+         31%*
   2000                                 1.01              2.30           78
   1999                                 1.00              1.96          112
   1998                                 1.03              2.06           84
   1997                                 0.93              2.68          111
   1996                                 0.94              3.14          104
   INVESTOR SHARE CLASS
   2001                                 1.54%+            1.77%+         31%*
   2000                                 1.51              1.80           78
   1999                                 1.50              1.46          112
   1998                                 1.49              1.60           84
   1997                                 1.24              2.37          111
   1996                                 1.19              2.89          104
-------------------------------------------------------------------------------
  VALUE FUND(US)
-------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                 1.07%+            0.76%+         40%*
   2000                                 1.06              0.85           76
   1999                                 1.03              1.07           94
   1998                                 1.05              1.23           55
   1997                                 1.01              1.57           79
   1996                                 1.03              2.19           58
   INVESTOR SHARE CLASS
   2001                                 1.57%+            0.26%+         40%*
   2000                                 1.56              0.35           76
   1999                                 1.53              0.57           94
   1998                                 1.50              0.78           55
   1997                                 1.32              1.26           79
   1996                                 1.28              1.94           58
-------------------------------------------------------------------------------
+     Annualized

*     Not annualized



   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                           50-51

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED DECEMBER 31,



                                       NET ASSET                      REALIZED        DIVIDENDS     DISTRIBUTIONS
                                         VALUE           NET       AND UNREALIZED     FROM NET          FROM        CONTRIBUTION
                                       BEGINNING     INVESTMENT    GAINS (LOSSES)    INVESTMENT        CAPITAL        (RETURN)
                                       OF PERIOD    INCOME (LOSS)   ON SECURITIES      INCOME           GAINS        OF CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
  GROWTH FUND(US)
---------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                $15.59          $(0.01)         $(2.48)          $0.00           $0.00 (A)      $0.00
   2000                                 17.44           (0.03)          (0.71)           0.00           (1.11)          0.00
   1999                                 17.10           (0.03)           2.16            0.00           (1.79)          0.00
   1998                                 14.57            0.00            4.20           (0.02)          (1.65)          0.00
   1997                                 13.06            0.12            2.97           (0.12)          (1.46)          0.00
   1996                                 11.61            0.17            2.31           (0.17)          (0.86)          0.00
   INVESTOR SHARE CLASS
   2001                                $15.39          $(0.05)         $(2.44)          $0.00           $0.00 (A)      $0.00
   2000                                 17.30           (0.13)          (0.67)           0.00           (1.11)          0.00
   1999                                 17.06           (0.11)           2.14            0.00           (1.79)          0.00
   1998                                 14.60           (0.07)           4.18            0.00           (1.65)          0.00
   1997                                 13.09            0.08            2.97           (0.08)          (1.46)          0.00
   1996                                 11.62            0.14            2.33           (0.14)          (0.86)          0.00
---------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND(US)
---------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                $17.82           $0.03          $(3.65)          $0.00          $(0.93)         $0.00
   2000                                 25.08           (0.06)          (5.66)           0.00           (1.54)          0.00
   1999                                 18.97            0.04            7.75            0.00           (1.68)          0.00
   1998                                 15.38            0.01            3.85           (0.09)          (0.18)          0.00
   1997                                 15.83            0.04            0.68           (0.08)          (1.09)          0.00
   1996                                 14.56            0.06            1.37           (0.04)          (0.15)          0.03
   INVESTOR SHARE CLASS
   2001                                $17.57          $(0.03)         $(3.57)          $0.00          $(0.93)         $0.00
   2000                                 24.87           (0.09)          (5.67)           0.00           (1.54)          0.00
   1999                                 18.91            0.00            7.64            0.00           (1.68)          0.00
   1998                                 15.34           (0.08)           3.86           (0.03)          (0.18)          0.00
   1997                                 15.79            0.01            0.66           (0.03)          (1.09)          0.00
   1996                                 14.52            0.04            1.35            0.00           (0.15)          0.03
---------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP FUND(US)
---------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                $13.45          $ 0.00          $ 0.24          $(0.01)         $ 0.00          $0.00
   2000                                 14.16            0.02            0.85            0.00           (1.58)          0.00
   1999                                 12.22           (0.06)           2.00            0.00            0.00           0.00
   1998                                 13.38           (0.11)          (0.82)           0.00           (0.23)          0.00 (A)
   1997                                 13.03           (0.09)           2.07            0.00           (1.63)          0.00
   1996                                 12.46           (0.03)           2.38            0.00           (1.78)          0.00
   INVESTOR SHARE CLASS
   2001                                $13.17          $(0.04)         $ 0.24          $ 0.00          $ 0.00          $0.00
   2000                                 13.96           (0.05)           0.84            0.00           (1.58)          0.00
   1999                                 12.04           (0.17)           2.09            0.00            0.00           0.00
   1998                                 13.29           (0.10)          (0.92)           0.00           (0.23)          0.00 (A)
   1997                                 13.00           (0.13)           2.05            0.00           (1.63)          0.00
   1996                                 12.46           (0.07)           2.39            0.00           (1.78)          0.00
---------------------------------------------------------------------------------------------------------------------------------



(A) Per share was less than $0.005.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                   RATIO OF NET  RATIO OF EXPENSES
                                                                                    RATIO OF        INVESTMENT      TO AVERAGE
                                      NET ASSET                     NET ASSETS      EXPENSES       INCOME (LOSS)    NET ASSETS
                                      VALUE END         TOTAL         END OF       TO AVERAGE       TO AVERAGE      (EXCLUDING
                                      OF PERIOD        RETURN      PERIOD (000)    NET ASSETS       NET ASSETS       WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
  GROWTH FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                $13.10         (15.96)%*     $208,581           1.03%+         (0.18)%+         1.03%+
   2000                                 15.59          (4.45)        227,801           1.03           (0.22)           1.03
   1999                                 17.44          12.82         195,804           1.03           (0.19)           1.03
   1998                                 17.10          30.23         184,601           1.06            0.01            1.06
   1997                                 14.57          23.98         132,649           1.02            0.79            1.02
   1996                                 13.06          21.69          95,215           1.02            1.36            1.02
   INVESTOR SHARE CLASS
   2001                                $12.90         (16.17)%*     $  2,257           1.53%+         (0.68)%+         1.53%+
   2000                                 15.39          (4.83)          3,023           1.53           (0.72)           1.53
   1999                                 17.30          12.26           3,768           1.53           (0.69)           1.53
   1998                                 17.06          29.52           3,533           1.52           (0.45)           1.52
   1997                                 14.60          23.65           3,485           1.27            0.54            1.33
   1996                                 13.09          21.41           3,031           1.27            1.11            1.27
-----------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                $13.27         (20.34)%*     $ 97,373           1.34%+          0.40%+          1.34%+
   2000                                 17.82         (22.87)        130,699           1.31           (0.17)           1.31
   1999                                 25.08          41.86         204,922           1.31            0.15            1.31
   1998                                 18.97          25.43         142,862           1.38            0.02            1.38
   1997                                 15.38           4.56          85,440           1.35            0.23            1.35
   1996                                 15.83          10.09 (B)      96,442           1.36            0.44            1.36
   INVESTOR SHARE CLASS
   2001                                $13.04         (20.47)%*     $  1,947           1.84%+         (0.10)%+         1.84%+
   2000                                 17.57         (23.27)          2,853           1.81           (0.67)           1.81
   1999                                 24.87          41.20           2,360           1.81           (0.35)           1.81
   1998                                 18.91          24.87           1,015           1.83           (0.43)           1.83
   1997                                 15.34           4.28           1,245           1.60           (0.05)           1.65
   1996                                 15.79           9.85 (B)       1,608           1.61            0.20            1.61
-----------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                $13.68           1.73%*       $74,472           1.16%+         (0.06)%+         1.16%+
   2000                                 13.45           6.10          72,709           1.15            0.14            1.15
   1999                                 14.16          15.88          55,901           1.19           (0.58)           1.19
   1998                                 12.22          (6.52)         45,899           1.17           (0.84)           1.17
   1997                                 13.38          15.89          41,945           1.04           (0.72)           1.04
   1996                                 13.03          19.42          36,375           1.05           (0.27)           1.05
   INVESTOR SHARE CLASS
   2001                                $13.37           1.44%*       $   475           1.66%+         (0.56)%+         1.66%+
   2000                                 13.17           5.61             571           1.65           (0.36)           1.65
   1999                                 13.96          15.95             572           1.69           (1.08)           1.69
   1998                                 12.04          (7.25)            874           1.63           (1.30)           1.63
   1997                                 13.29          15.45             552           1.29           (0.97)           1.35
   1996                                 13.00          19.18             579           1.30           (0.52)           1.30
-----------------------------------------------------------------------------------------------------------------------------------

                                        RATIO OF NET
                                         INVESTMENT
                                        INCOME (LOSS)
                                         TO AVERAGE
                                         NET ASSETS     PORTFOLIO
                                         (EXCLUDING     TURNOVER
                                          WAIVERS)        RATE
------------------------------------------------------------------
  GROWTH FUND(US)
------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                     (0.18)%+        21%*
   2000                                     (0.22)          40
   1999                                     (0.19)          69
   1998                                      0.01           65
   1997                                      0.79           62
   1996                                      1.36           58
   INVESTOR SHARE CLASS
   2001                                     (0.68)%+        21%*
   2000                                     (0.72)          40
   1999                                     (0.69)          69
   1998                                     (0.45)          65
   1997                                      0.48           62
   1996                                      1.11           58
------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND(US)
------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                      0.40%+         16%*
   2000                                     (0.17)          38
   1999                                      0.15           31
   1998                                      0.02           31
   1997                                      0.23           17
   1996                                      0.44            9
   INVESTOR SHARE CLASS
   2001                                     (0.10)%+        16%*
   2000                                     (0.67)          38
   1999                                     (0.35)          31
   1998                                     (0.43)          31
   1997                                     (0.10)          17
   1996                                      0.20            9
------------------------------------------------------------------
  SMALL CAP FUND(US)
------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                     (0.06)%+        38%*
   2000                                      0.14           98
   1999                                     (0.58)         167
   1998                                     (0.84)         151
   1997                                     (0.72)         170
   1996                                     (0.27)         158
   INVESTOR SHARE CLASS
   2001                                     (0.56)%+        38%*
   2000                                     (0.36)          98
   1999                                     (1.08)         167
   1998                                     (1.30)         151
   1997                                     (1.03)         170
   1996                                     (0.52)         158
------------------------------------------------------------------
+     Annualized

*     Not annualized

(B) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Share Class and the Investor Share Class would have been 9.87% and 9.64%, respectively.




   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                           52-53

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED DECEMBER 31,




                                       NET ASSET                      REALIZED        DIVIDENDS     DISTRIBUTIONS
                                         VALUE           NET       AND UNREALIZED     FROM NET          FROM        CONTRIBUTION
                                       BEGINNING     INVESTMENT    GAINS (LOSSES)    INVESTMENT        CAPITAL        (RETURN)
                                       OF PERIOD    INCOME (LOSS)   ON SECURITIES      INCOME           GAINS        OF CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
  REAL ESTATE FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                 $9.47           $0.19          $ 0.36          $(0.19)          $0.00         $ 0.00
   2000                                  7.72            0.42(A)         1.75(A)        (0.33)           0.00          (0.09)
   1999                                  8.37            0.38           (0.65)          (0.31)           0.00          (0.07)
   1998                                  9.95            0.37           (1.58)          (0.31)           0.00          (0.06)
   1997 (1)                             10.00            0.00           (0.05)           0.00            0.00           0.00
   INVESTOR SHARE CLASS
   2001                                $12.54           $0.17          $ 0.57          $(0.16)          $0.00          $0.00
   2000                                  9.89            0.41(A)         2.45(A)        (0.21)           0.00           0.00
   1999                                 10.63            0.42           (0.83)          (0.33)           0.00           0.00
   1998 (2)                             10.00            0.08            0.66           (0.11)           0.00           0.00 (B)
-----------------------------------------------------------------------------------------------------------------------------------
  ASIAN TIGERS FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                 $6.76           $0.01          $(0.73)         $ 0.00          $ 0.00          $0.00
   2000                                 10.92           (0.03)          (4.13)           0.00            0.00           0.00
   1999                                  6.73            0.00(B)         4.19            0.00            0.00           0.00
   1998                                  7.60            0.07           (0.93)          (0.01)           0.00           0.00
   1997                                 11.91            0.04           (4.32)          (0.02)          (0.01)          0.00
   1996                                 10.45            0.02            1.48           (0.04)          (0.02)          0.02
   INVESTOR SHARE CLASS
   2001                                 $6.66          $(0.02)         $(0.71)         $ 0.00          $ 0.00          $0.00
   2000                                 10.79           (0.05)          (4.08)           0.00            0.00           0.00
   1999                                  6.67           (0.05)           4.17            0.00            0.00           0.00
   1998                                  7.57            0.04           (0.94)           0.00            0.00           0.00
   1997                                 11.89            0.05           (4.36)           0.00           (0.01)          0.00
   1996                                 10.44           (0.02)           1.48           (0.01)          (0.02)          0.02
-----------------------------------------------------------------------------------------------------------------------------------
  LATIN AMERICA EQUITY FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                $10.55          $ 0.05          $ 0.62          $ 0.00          $ 0.00          $0.00
   2000                                 13.97           (0.03)          (2.92)           0.00           (0.47)          0.00
   1999                                  8.12            0.03            5.83           (0.01)           0.00           0.00
   1998                                 13.13            0.18           (4.96)          (0.15)          (0.08)          0.00
   1997                                 10.24            0.05            3.54           (0.03)          (0.67)          0.00
   1996 (3)                             10.00           (0.02)           0.26            0.00            0.00           0.00
-----------------------------------------------------------------------------------------------------------------------------------



(1) Commenced operations on December 31, 1997. All ratios except the total return for the period have been annualized.

(2) Commenced operations on October 8, 1998. All ratios except for the total return for the period have been annualized.

(3) Commenced operations on July 1, 1996. All ratios except for the total return for the period have been annualized.

(A) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(B)   Per share was less than $0.005.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                    RATIO OF NET  RATIO OF EXPENSES
                                                                                     RATIO OF        INVESTMENT      TO AVERAGE
                                    NET ASSET                     NET ASSETS         EXPENSES       INCOME (LOSS)    NET ASSETS
                                    VALUE END         TOTAL         END OF          TO AVERAGE       TO AVERAGE      (EXCLUDING
                                    OF PERIOD        RETURN      PERIOD (000)       NET ASSETS       NET ASSETS       WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
  REAL ESTATE FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                               $9.83           5.93%*       $18,280              1.33%+          4.05%+          1.63%+
   2000                                9.47          28.77          21,744              1.39            5.19            1.70
   1999                                7.72          (3.33)          7,522              1.53            4.72            2.42
   1998                                8.37         (12.35)          7,022              1.41            4.68            1.78
   1997 (1)                            9.95           0.00           2,985              1.31           (1.31)           1.61
   INVESTOR SHARE CLASS
   2001                              $13.12           5.98%*         --(C)              1.83%+          3.55%+          2.13%+
   2000                               12.54          29.16           --(C)              1.89            4.69            2.20
   1999                                9.89          (3.93)             30              2.03            4.22            2.92
   1998 (2)                           10.63           7.35              21              1.91            4.18            2.28
-----------------------------------------------------------------------------------------------------------------------------------
  ASIAN TIGERS FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                              $ 6.04         (10.65)%*      $17,238              1.96%+          0.31%+          1.96%+
   2000                                6.76         (38.10)         18,135              1.76           (0.14)           1.76
   1999                               10.92          62.26          50,994              1.62            0.01            1.62
   1998                                6.73         (11.37)         28,202              1.67            0.91            1.67
   1997                                7.60         (35.98)         34,664              1.60            0.50            1.60
   1996                               11.91          14.55 (D)      33,602              1.54            0.23            1.54
   INVESTOR SHARE CLASS
   2001                              $ 5.93         (10.96)%*      $   146              2.46%+         (0.19)%+         2.46%+
   2000                                6.66         (38.28)            189              2.26           (0.64)           2.26
   1999                               10.79          61.77             283              2.12           (0.50)           2.12
   1998                                6.67         (11.89)            178              2.11            0.47            2.11
   1997                                7.57         (36.25)            334              1.85            0.30            1.89
   1996                               11.89          14.21 (D)         840              1.79           (0.15)           1.79
-----------------------------------------------------------------------------------------------------------------------------------
  LATIN AMERICA EQUITY FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2001                              $11.22           6.26%*       $16,205              2.07%+          0.86%+          2.07%+
   2000                               10.55         (21.07)         21,105              1.73           (0.18)           1.73
   1999                               13.97          72.41          30,684              1.88            0.34            1.88
   1998                                8.12         (36.33)         17,993              1.75            1.38            1.75
   1997                               13.13          35.50          33,271              1.50            0.56            1.50
   1996 (3)                           10.24           2.40          11,490              2.09           (0.55)           2.09
-----------------------------------------------------------------------------------------------------------------------------------






                                 RATIO OF NET
                                   INVESTMENT
                                  INCOME (LOSS)
                                   TO AVERAGE
                                   NET ASSETS     PORTFOLIO
                                   (EXCLUDING     TURNOVER
                                    WAIVERS)        RATE
------------------------------------------------------------
  REAL ESTATE FUND(US)
------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                3.75%+          7%*
   2000                                4.87           25
   1999                                3.83           11
   1998                                4.31           13
   1997 (1)                           (1.61)           0*
   INVESTOR SHARE CLASS
   2001                                3.25%+          7%*
   2000                                4.37           25
   1999                                3.33           11
   1998 (2)                            3.81           13*
------------------------------------------------------------
  ASIAN TIGERS FUND(US)
------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                0.31%+         28%*
   2000                               (0.14)          82
   1999                                0.01           83
   1998                                0.91           57
   1997                                0.50           42
   1996                                0.23           24
   INVESTOR SHARE CLASS
   2001                               (0.19)%+        28%*
   2000                               (0.64)          82
   1999                               (0.50)          83
   1998                                0.47           57
   1997                                0.26           42
   1996                               (0.15)          24
------------------------------------------------------------
  LATIN AMERICA EQUITY FUND(US)
------------------------------------------------------------
   COMMON SHARE CLASS
   2001                                0.86%+        190%*
   2000                               (0.18)         143
   1999                                0.34          145
   1998                                1.38           92
   1997                                0.56           45
   1996 (3)                           (0.55)          10*
------------------------------------------------------------
+     Annualized

*     Not annualized

(C)   Net assets at the end of the period were less than $500.

(D) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Share Class and the Investor Share Class would have been 14.36% and 14.02%, respectively.






   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------



                                                                          54-55

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION
ABN AMRO Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 18 funds: Treasury Money Market Fund(US), Government Money Market Fund(US), Money Market Fund(US), Tax-Exempt Money Market Fund(US) (collectively the "Money Market Funds"), Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US), Balanced Fund(US), (collectively the "Fixed Income Funds"), Value Fund(US), Growth Fund(US), International Equity Fund(US), Small Cap Fund(US), Real Estate Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US) (collectively the "Equity Funds") (all funds collectively the "Funds"). The Trust also consists of Institutional Prime Money Market Fund(US), Institutional Treasury
Money Market Fund(US) and Institutional Government Money Market Fund(US) (collectively the "Institutional Money Market Funds").
     Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) have not yet commenced operations as of June 30, 2001. Each prospectus describes each Fund's investment objective, policies and strategies. Institutional Shares and Institutional Service Shares of the Institutional Prime Money Market Fund(US) are offered through a separate prospectus and have a separate shareholder report which includes financial statements and financial highlights.
     The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Money Market Funds, the Fixed Income Funds and the Equity Funds offer two classes of shares: Common Shares and Investor Shares (available through banks, various brokerage firms and other financial intermediaries). The Institutional Money Market Funds of the Trust offer two classes of shares: Institutional Shares and Institutional Service Shares.


2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION - Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price for the principal exchange, if readily available for such equity securities, on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale for the principal exchange was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less until maturity may be valued at their amortized cost which approximates market value. Foreign securities are valued based upon quotations as of the time of the net asset value calculation. The value of securities for which no quotations are readily available (including restricted securities that are not deemed to be liquid) is determined in good faith at fair value under the supervision of the Board of Trustees.
     Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is accreted or amortized ratably to the maturity of the security and is included in interest income.
     FEDERAL INCOME TAXES - It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Equity and Fixed Income Funds are accreted and amortized to maturity using the interest method, which approximates the effective interest method.
     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.
     SECURITY LENDING - Each of the Funds may lend portfolio securities up to 33.3% of the value of the Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. AFund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as Security Lending Interest in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

--------------------------------------------------------------------------------
56

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

     At June 30, 2001, the Small Cap Fund(US) had the following securities on loan:

                                                  MARKET VALUE
                                  SHARES            OF LOANED
        SECURITY                  LOANED            SECURITY
     ----------------           ----------         ----------
Krispy Kreme Doughnuts.....        18,300         $    732,000

     REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     NET ASSET VALUE PER SHARE - The net asset value per share of each Fund or class of shares is calculated each business day. In general, it is computed by dividing the assets of each Fund or class of shares less its liabilities, by the number of outstanding shares of the Fund or class.
     FOREIGN CURRENCY TRANSLATIONS - The books and records for the Europe Equity Growth Fund(US), Asian Tigers Fund(US), International Equity Fund(US) and Latin America Equity Fund(US) (the "International Funds") are maintained in U.S. dollars. Cash balances for the Europe Equity Growth Fund(US) are converted to Euros on a daily basis. Foreign currency amounts are translated into U.S. dollars on the following basis:
       (i)  market value of investment securities, assets and liabilities at the current rate of exchange; and
       (ii) purchases and sales of investment  securities,  income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     For foreign equity securities, the International Funds do not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from those that are due to changes in market prices of equity securities.
     The International Funds isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for federal income tax purposes.
     The International Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS - The International Funds may enter into forward foreign currency contracts as hedges against fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds intend to settle the contracts prior to delivery. All commitments are
"marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date.
     The use of forward foreign currency contracts does not eliminate the fluctuations in the underlying prices of a Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts.
     OPTIONS - A Fund may purchase put and call options to protect against a decline in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put or call options pays a premium. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.
     MATURITY DATES - Certain variable rate and floating rate securities of the Funds are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the 1940 Act, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Schedule of Investments are the shorter of the effective put/demand date or the ultimate maturity date.
     CLASSES - Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
     OTHER - Dividends from net investment income for the Equity and Fixed Income Funds are paid to shareholders on a periodic basis. Dividends from net investment income for the Money Market Funds are declared to shareholders daily and distributed monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts recorded under generally accepted accounting principles. These

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.
     Due to the nature of the dividends that the Real Estate Fund(US) receives from REITs, the Real Estate Fund(US) anticipates it may have a tax basis return of capital.


3. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust and ABN AMRO Fund Services, Inc. (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund. The Administrator has agreed to waive a portion of its fee for certain Funds through April 2002.
     PFPC Inc. provides certain administrative services and fund accounting pursuant to a sub-administration agreement with the Administrator.
     ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as the distributor of the Funds. The Trust has adopted a Distribution Plan (the "Plan") for the Investor Share Class. The Distributor is paid a fee of up to 0.25% of the average daily net assets of the Investor Share Class of each Fund. The distribution-related services that may be provided under the Plan include, but are not limited to, incremental printing costs for reports, prospectuses, notices and similar materials; advertising; cost of preparing, printing, and distributing literature used in the connection of offering shares; expenses incurred in the promotion and sale of shares; and compensation paid to underwriters, dealers, brokers, banks and other servicing personnel for providing services to shareholders relating to their investment accounts.
     In addition, the Trust has adopted a shareholder servicing plan for the Investor Share Class. The Distributor is paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Investor Share Class of each Fund for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. For the current period, the Distributor has waived, on a voluntary basis, a portion of this fee for the Money Market Funds.


4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
The Funds expense, as incurred, all costs considered to be organization costs associated with the formation of new funds. Organization costs incurred prior to June 30, 1998 have been capitalized by the Funds and are being amortized over 60 months, commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees for organizational work performed by a law firm of which two officers of the Trust are or were partners.
     Certain officers of the Trust are also employees of the Administrator, Sub-Administrator, Legal Counsel and/or Advisor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.


5. INVESTMENT ADVISORY AGREEMENT
The Trust has entered into an investment advisory agreement with ABN AMRO Asset Management (USA) LLC, (the "Advisor"), under which the Advisor is entitled to an annual fee equal to 0.60% of the average daily net assets of the Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US); 0.80% of the average daily net assets of the Value Fund(US), Growth Fund(US) and Small Cap Fund(US); 1.00% of the average daily net assets of the Real Estate Fund(US), International Equity Fund(US), Europe Equity Growth Fund(US), Latin America Equity Fund(US) and Asian Tigers Fund(US); 0.70% of the average daily net assets of the Balanced Fund(US); 0.35% of the average daily net assets of the Treasury Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US); and 0.20% of the average daily net assets of the Government Money Market Fund(US).
     The Advisor has contractually agreed, through April 2002, to waive a portion of its advisory fees in an amount equal to 0.10% of the average daily net assets of each of the Fixed Income Funds. The Advisor has also contractually agreed, through April 2002, to waive a portion of its fee in an amount equal to 0.15% of the average daily net assets of each of the Money Market Funds, except the Government Money Market Fund(US), and to waive a portion of its fee in an amount equal to 0.30% of the average daily net assets of the Real Estate Fund(US).
     Mellon Equity Associates, LLP and Delaware Management Company have entered into investment sub-advisory agreements with the Advisor and serve as Sub-Advisors to the Value Fund(US) and the Small Cap Fund(US), respectively. Sub-advisory fees are paid by the Advisor.


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58

--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS

     The cost of security purchases and the proceeds from the sale of securities excluding U.S. Government securities, and temporary cash investments, during the six months ended June 30, 2001 were as follows:
                                        PURCHASES           SALES
                                         (000)              (000)
                                     --------------     --------------
Fixed Income Fund(US)                $    26,461        $   13,403
Tax-Exempt Fixed Income Fund(US)           8,615            11,570
Europe Equity Growth Fund(US)              2,156             2,443
Balanced Fund(US)                         18,332            15,194
Value Fund(US)                            71,059            55,005
Growth Fund(US)                           53,063            43,205
International Equity Fund(US)             19,164            25,355
Small Cap Fund(US)                        25,608            25,689
Real Estate Fund(US)                       1,176             5,070
Asian Tigers Fund(US)                      5,052             6,013
Latin America Equity Fund(US)             35,833            41,491

     The cost of security purchases and the proceeds from the sale of U.S. Government securities during the six months ended June 30, 2001 were as follows:
                                        PURCHASES           SALES
                                         (000)              (000)
                                     --------------     --------------
Fixed Income Fund(US)               $    44,980         $  47,740
Balanced Fund(US)                         4,021             6,921

     The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation and depreciation, and cost for all securities as computed on a Federal income tax basis, at June 30, 2001 for each Fund is as follows:

                                                      NET
                        GROSS        GROSS         UNREALIZED
                     APPRECIATED  (DEPRECIATED)   APPRECIATION
                     SECURITIES    SECURITIES    (DEPRECIATION)    COST
                        (000)         (000)          (000)         (000)
                      ---------------------------------------------------
Fixed Income Fund(US)  $4,094       $(1,020)         $3,074     $203,031
Tax-Exempt Fixed
   Income Fund(US)      1,267           (43)          1,224       23,010
Europe Equity
   Growth Fund(US)        283        (4,096)         (3,813)      19,078
Balanced Fund(US)       3,997        (7,841)         (3,844)      76,101
Value Fund(US)         13,959       (13,124)            835      144,076
Growth Fund(US)        33,455       (22,114)         11,341      202,769
International
   Equity Fund(US)     13,335       (15,847)         (2,512)     105,960
Small Cap Fund(US)     14,273        (4,070)         10,203       65,188
Real Estate Fund(US)    2,221            (4)          2,217       16,056
Asian Tigers Fund(US)     562        (5,798)         (5,236)      21,261
Latin America
   Equity Fund(US)        680        (1,319)           (639)      17,066



     At December 31, 2000 the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:
                                          AMOUNT     EXPIRATION
                                           (000)        DATE
                                        ------------------------
Treasury Money Market Fund(US)          $      1        2007
Government Money Market Fund(US)               2        2002
                                               2        2004
Tax-Exempt Money Market Fund(US)               1        2005
Fixed Income Fund(US)                      4,540        2007
                                           3,648        2008
Tax-Exempt Fixed Income Fund(US)             992        2002
                                             307        2003
                                             189        2007
Real Estate Fund(US)                         114        2006
                                             103        2007
                                             300        2008
Asian Tigers Fund(US)                      3,002        2006

     Under the  current tax law,  capital and  currency  losses  realized  after
October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2000, the
following   Funds  have  elected  to  defer  capital  losses   attributable   to
post-October losses:
                                           AMOUNT
                                           (000)
                                       --------------
Fixed Income Fund(US)                   $     95
Growth Fund(US)                            2,367
International Equity Fund(US)                247
Small Cap Fund(US)                         1,975
Real Estate Fund(US)                         109
Asian Tigers Fund(US)                      1,270
Latin America Equity Fund(US)              1,080


7. FOREIGN SECURITIES
Certain Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include revaluation of currencies and future political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. For more detailed information, please refer to each Fund's prospectus or statement of additional information.


8. LINE OF CREDIT
The Credit Agreement, dated August 14, 2000, provides the Funds with a revolving credit facility up to $50 million for one year utilizing The Chase Manhattan Bank. The facility is shared by the Funds and is available for tempo

--------------------------------------------------------------------------------
                                                                              59

--------------------------------------------------------------------------------
rary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.09% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. Borrowings must be repaid within 30 days. At June 30, 2001, there were no borrowings against the line of credit.


9. REDEMPTION FEES
A 2% redemption fee will be assessed on the redemption of shares (including those made in exchanges)that have been held for 90 days or less. The redemption fee applies to the International Funds and Real Estate Fund(US).


10. PAYMENT FROM AFFILIATES/SERVICE PROVIDER(S)
The Europe Equity Growth Fund(US) has recorded a payment from affiliates/service provider(s) of $16,638 for the six months ended June 30, 2001 which represents the remaining amount of loss sustained by this Fund arising from the delay in the execution of certain foreign currency contracts. The recorded amount represents the remaining difference in the exchange rate of U.S. Dollars and the Euro for the period of time in which the Fund's cash balances were invested in U.S. Dollars. For the period ended December 31, 2000, the Fund had recorded an estimated receivable from affiliates/service provider(s).


11. TAX INFORMATION (UNAUDITED)
During the fiscal year ended December 31, 2000, the following Funds made distributions from long-term capital gains:
                                           AMOUNT
                                           (000)
                                       --------------
Balanced Fund(US)                       $    6,621
Value Fund(US)                               8,094
Growth Fund(US)                             14,034
International Equity Fund(US)               17,194
Small Cap Fund(US)                           6,228
Latin America Equity Fund(US)                  930


12. REORGANIZATION
On April 23, 2001, the Board of Trustees of ABN AMRO Funds (the "Funds") approved an Agreement and Plan of Reorganization (the "Plan") to combine the
Funds  with  certain   Alleghany  Funds.  The  Plan  requires  approval  by  the
shareholders of each Fund, and will be submitted to shareholders for their consideration on August 24, 2001. To assist shareholders in considering the Plan, shareholders have been sent a proxy statement and/or combined proxy statement/prospectus that describes the reorganization and each Alleghany Fund. If approved by shareholders, the reorganization is expected to be completed in September 2001.


--------------------------------------------------------------------------------
60

                               [GRAPHIC OMITTED]
                               ABN AMRO FUNDS LOGO

                               SEMI-ANNUAL REPORT

                                  June 30, 2001



MONEY MARKET FUNDS
  Treasury Money Market Fund(US)
  Government Money Market Fund(US)
  Money Market Fund(US)
  Tax-Exempt Money Market Fund(US)

FIXED INCOME FUNDS
  Fixed Income Fund(US)
  Tax-Exempt Fixed Income Fund(US)

BALANCED FUND

  Balanced Fund(US)

EQUITY FUNDS
  Value Fund(US)
  Growth Fund(US)
  Small Cap Fund(US)
  Real Estate Fund(US)

INTERNATIONAL FUNDS
  International Equity Fund(US)
  Asian Tigers Fund(US)
  Latin America Equity Fund(US)
  Europe Equity Growth Fund(US)


INVESTMENT ADVISOR
  ABN AMRO ASSET MANAGEMENT (USA) LLC
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

ADMINISTRATOR
  ABN AMRO FUND SERVICES, INC.
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

DISTRIBUTOR
  ABN AMRO DISTRIBUTION SERVICES (USA) INC.
  3200 Horizon Drive
  King of Prussia, PA 19406

LEGAL COUNSEL
  MORGAN, LEWIS & BOCKIUS LLP
  1701 Market Street
  Philadelphia, PA 19103

INDEPENDENT AUDITORS
  ERNST & YOUNG LLP
  200 Clarendon Street
  Boston, MA  02116-5072

--------------------------------------------------------------------------------


     FOR MORE INFORMATION, PLEASE CALL ABN AMRO FUNDS OR VISIT THE WEBSITE:

                                 1-800-443-4725

                            WWW.ABNAMROFUNDS-USA.COM



                               [GRAPHIC OMITTED]
                               ABNAMRO FUNDS LOGO

                    THIS REPORT AND THE FINANCIAL STATEMENTS
                CONTAINED HEREIN ARE FOR THE GENERAL INFORMATION
                  OF THE SHAREHOLDERS OF THE FUNDS NAMED ABOVE.
                        THIS REPORT IS NOT AUTHORIZED FOR
                      DISTRIBUTION TO PROSPECTIVE INVESTORS
                       UNLESS PRECEDED OR ACCOMPANIED BY A
                               CURRENT PROSPECTUS.

                                                                  ABN-F-011-0601